Registration Nos. 033-52749/811-07153

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

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PostEffective Amendment No. 18 /X/
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and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

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Amendment No. 19 /X/
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T. Rowe Price Fixed Income Series, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant`s Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

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Approximate Date of Proposed Public Offering May 1, 2007
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It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

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/X/On May 1, 2007 pursuant to paragraph (b)
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/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date) pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

May 1, 2007

Prospectus

T. Rowe Price

Limited-TermBond Portfolio

The fund seeks a high level of income
consistent with moderate price fluctuation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4
	Some Basics of Fixed-Income Investing	5

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	8
	Rights Reserved by the Funds	10
	Dividends and Other Distributions	11

3	More About the Fund
	Organization and Management	12
	Understanding Performance Information	13
	Investment Policies and Practices	14
	Disclosure of Fund Portfolio Information	22
	Financial Highlights	22
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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $334.7 billion for more than 10 million individual and institutional investor accounts as of December 31, 2006. T. Rowe Price is the fund`s investment manager.
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Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund 1

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T. Rowe Price Fixed Income Series, Inc.
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T. Rowe Price Limited-Term Bond Portfolio
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objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks a high level of income consistent with moderate fluctuations in principal value.

What is the fund`s principal investment strategy?

Normally, the fund invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities purchased, but the fund`s average effective maturity (discussed later in this section) will not exceed five years. Targeting effective maturity provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than would be true of a fund targeting a stated maturity or maturity range.

At least 90% of the fund`s portfolio will consist of investment-grade securities that have been rated in the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. In an effort to enhance yield, up to 10% of assets can be invested in below investment-grade securities, commonly referred to as "junk" bonds, including those with the lowest rating. The fund`s holdings may include mortgage-backed securities, derivatives, and foreign investments.

Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund`s program) that would provide higher yields and appreciation potential. And if, for instance, the economic outlook is positive, the manager may take advantage of the 10% "basket" for noninvestment-grade bonds.

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The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or credit quality or to shift assets into higher-yielding securities or different sectors.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

Interest rate risk  This is the decline in bond prices that accompanies a rise in the overall level of interest rates as shown in Table 3 in this section. It is the major source of risk for investors in this fund. However, because short-term bonds are less sensitive to interest rate increases or decreases than longer-term bonds, price volatility for the fund is expected to be relatively modest.

Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

Most investment-grade (AAA through BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds)

should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.

The fund may continue to hold a security that has been downgraded after purchase.

Prepayment risk and extension risk  A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return and yield, and may even cause certain bond prices to fall below the level the fund paid for them, resulting in a capital loss. Any of these developments could result in a decrease in the fund`s income, share price, or total return.

Extension risk refers to a rise in interest rates that causes a fund`s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

Derivatives risk  Shareholders are also exposed to derivatives risk, the potential that the fund`s investments (if any) in these complex and volatile instruments could affect the fund`s share price. In addition to Collateralized Mortgage Obligations (CMOs) and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

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Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund is designed for individuals seeking a higher level of income over time than money market funds provide and who are able to accept the risk of modest price declines. If you are investing primarily for principal safety and liquidity, you should consider a money market fund.
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The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and over time. Past fund performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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Table 1  Average Annual Total Returns
	Periods ended December 31, 2006
	1 year	5 years	10 years
Limited-Term Bond Portfolio	4.06%	3.31%	4.88%

Merrill Lynch 1-5 Year U.S. Corporate and Government Index	4.24	3.71	5.32
Lipper Variable Annuity Underlying Short-Intmdt Investment Grade Debt Funds Average	4.29	3.24	4.78

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

Merrill Lynch 1-5 Year U.S. Corporate and Government Index is a market capitalization weighted index including U.S. government and fixed-coupon domestic investment-grade corporate bonds with at least $100 million par amount outstanding.

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What fees and expenses will I pay?
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The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.
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Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.70%
Other expenses	—
Total annual fund operating expenses	0.70%
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$72	$224	$390	$871

other INFORMATION about the fund

What are the fund`s potential rewards?

The fund`s income level should generally be above that of a money market fund, but less than that of a longer-term bond fund. Its share price should fluctuate less than a longer-term bond fund.

How does the fund`s credit quality relate to its investment objective?

In pursuit of high income with moderate principal fluctuation, the fund invests at least 90% of assets in investment-grade securities, which provide a range of income opportunities with some additional credit risk for investments that are lower on the rating scale. The balance may consist of securities rated below investment grade, including those with the lowest rating. Like all portfolio holdings, these securities are subject to vigorous credit research conducted by T. Rowe Price analysts. (For a detailed discussion, please see Investment Policies and Practices—High-Yield, High-Risk Bonds.)

What are the most important influences on a fund`s performance?

Performance (total return) is determined by the change in the fund`s share price and by the income and capital gains reinvested over a given period. Both components are affected by changes in interest rates.

The fund`s share price will generally move in the opposite direction of interest rates. For example, as interest rates rise, share price will likely decline. Rising rates provide the opportunity for the fund`s income to increase, but it is unlikely that the higher income by itself will entirely offset the fall in price.

The maturity and type of securities in the fund`s portfolio determine just how much the share price rises or falls when rates change. Generally, when rates fall, long-term securities rise more in price than short-term securities, and vice versa. Mortgage-backed securities usually follow this pattern but, because of prepayments, would not be expected to rise as much in price as Treasury or corporate bonds.

You will find more information about the types of securities the fund may own and how they may perform further on in this section and in Section 3.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on the fund`s net asset value.

Thorough credit research by our own analysts.

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Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.
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What are derivatives and can the fund invest in them?

Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps and structured notes. Investment managers have used derivatives for many years.

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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. For example, the fund may use derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or adjust portfolio duration or credit exposure.
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Is there other information I can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

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It will vary. A fund`s yield is a function of its income and share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)
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Is yield the same as total return?

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Not for bond funds. A fund`s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund`s total return includes distributions from income and capital gains and the change in share price for a given period.
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What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed securities.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. (The fund`s average effective maturity is calculated by reference to the nearest call dates or coupon reset dates of the underlying holdings.) Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

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Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.
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Since duration can be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (The fund`s duration is shown in its shareholder report.)
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How is a bond`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 3.

Table 3  How Interest Rates May Affect Bond Prices
		Price of a $1,000 face value bond if interest rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
2 years	4.79%	$982	$964	$1,019	$1,038
5 years	4.68	958	918	1,045	1,092
10 years	4.68	925	857	1,084	1,173
30 years	4.79	859	746	1,178	1,403
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Coupons reflect yields on Treasury securities as of December 31, 2006. The table may not be representative of price changes for mortgage-backed securities because of prepayments. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.
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Since the average effective maturity of bonds held by the fund is expected to be no more than five years, the fund`s share price, like the value of the underlying bonds in its portfolio, should fluctuate less than a fund that holds bonds with longer average effective maturities.

Information About Accounts in T. Rowe Price

Funds 2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity and life insurance contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and When Shares Are Priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How Your Purchase, Sale, or Exchange Price Is Determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

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When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be cancelled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.
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Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How You Can Receive the Proceeds From a Sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive and Short-Term Trading

T. Rowe Price may bar excessive and short-term traders from purchasing shares.

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Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice. These policies apply to contract holders notwithstanding any provisions in your insurance contract.
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All persons purchasing shares held directly with a T. Rowe Price fund who make more than one purchase and one sale or one sale and one purchase involving the same fund within any 90-day calendar period will violate the policy.

All persons purchasing fund shares held through an insurance company who hold the shares for less than 90 calendar days will violate the policy.

Omnibus Accounts

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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying contract holders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all underlying contract holders to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying contract holder in accordance with the policy.
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Exceptions to Policy
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Systematic purchases and redemptions are generally exempt from these policies. Redemptions to fund the periodic deduction of contract changes and fees and to pay death benefits are also exempt. In addition, transactions in automated, nondiscretionary rebalancing and asset allocation programs may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.
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T. Rowe Price generally seeks to enforce its excessive trading policies against individual contract holders when violations of its policies are discovered. The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract. T. Rowe Price reserves the right to modify the 90-day policy set forth above and apply your insurance company`s excessive trading policy (for example, in situations where an insurance contract or insurance company has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if T. Rowe Price believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.
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There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of certain contract holders. As a result, T. Rowe Price`s ability to discourage excessive trading practices in this fund may be limited.

There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading. In addition, T. Rowe Price cannot always detect excessive or short-term trading through intermediaries with omnibus accounts.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or telegram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or required by law.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

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The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Balanced Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversifi
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cation requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).
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More About the Fund 3

Organization and Management

How is the fund organized?

T. Rowe Price Fixed Income Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of two series, each representing a separate portfolio having different objectives and investment policies.

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Shareholders benefit from T. Rowe Price`s 70 years of investment management experience.
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What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are exempted from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

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The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send or make available to you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.
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Who runs the fund?

General Oversight

The fund is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund officers. At least 75% of Board members are independent of T. Rowe Price.

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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund`s portfolio manager .
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Portfolio Management

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T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee members are: Edward A. Wiese, Chairman, Connice A. Bavely, Steven G. Brooks, Charles B. Hill, Cheryl A. Mickel, Vernon A. Reid, Jr., and Michael R. Reinartz. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund investment program. Mr. Wiese joined T. Rowe Price in 1984 and has been managing investments since 1985. The Statement of Additional Information provides additional information about the portfolio manager`s compensation, other accounts managed by the portfolio manager, and the portfolio manager`s ownership of securities in the fund.
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The Management Fee

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The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring or extrodinary items. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.70%.
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In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for recordkeeping and administrative services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. All payments described by this paragraph are paid by T. Rowe Price and not by the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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A discussion about the factors and conclusions considered by the Board in approving the fund`s investment management contract with T. Rowe Price appears in the fund`s semiannual report to contract holders for the period ended June 30.
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Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns and yields quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield, also called the standardized yield, may differ from the dividend yield.
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Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

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Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of a change in the policy requiring the fund to normally invest at least 80% of net assets in bonds. Fund investment restrictions and policies apply at the time of purchase. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)
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Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

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Fund managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.
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Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

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Diversification  As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Bonds

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A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.
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A bond`s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond`s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions.
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Conventional fixed-rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer`s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds` principal values. The maturity of those securities may be shortened under certain specified conditions.

Bonds may be designated as senior or subordinated obligations. Senior obligations generally have the first claim on a corporation`s earnings and assets and, in the event of liquidation, are paid before subordinated debt.

Asset-Backed Securities

An underlying pool of assets, such as credit card or automobile trade receivables or corporate loans or bonds, backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any. The underlying assets (i.e., loans) are sometimes subject to prepayments, which can shorten the security`s weighted average life and may lower its return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support, or the swap counterparty. There is no limit on fund investments in these securities.

Mortgage-Backed Securities

The fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The "big three" issuers are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). GNMA certificates are backed by the full faith and credit of the U.S. government, while others, such as Fannie Mae and Freddie Mac certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. Private mortgage bankers and other institutions also issue mortgage-backed securities.

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Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments picks up. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect the fund`s net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline. In addition, when rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased volatility.
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Operating policy  There is no limit on fund investments in mortgage-backed securities.

Additional mortgage-backed securities in which the fund may invest include:

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Collateralized Mortgage Obligations (CMOs) CMOs are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities including GNMA, FNMA, FHLMC, and non-agency backed mortgages. All interest and principal payments from the underlying mortgages are passed through to the CMOs in such a way as to create some classes with more stable average lives than the underlying mortgages and other classes with more volatile average lives. CMO classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments.
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Stripped Mortgage Securities Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a CMO to create additional classes of securities. Generally, one class receives only interest payments (IOs), and another receives principal payments (POs). Unlike with other mortgage-backed securities and POs, the value of IOs tends to move in the same direction as interest rates. The fund can use IOs as a hedge against falling prepayment rates (when interest rates are rising) and/or a bear market environment. POs can be used as a hedge against rising prepayment rates (when interest rates are falling) and/or a bull market environment. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments.
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A rapid or unexpected increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have lower liquidity than most other mortgage-backed securities. Certain non-stripped CMO classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain CMO classes, in addition to losing value, can exhibit characteristics of longer-term securities and become more volatile. There is no guarantee that fund investments in CMOs, IOs, or POs will be successful, and fund total return could be adversely affected as a result.

Operating policy  Fund investments in stripped mortgage securities are limited to 10% of total assets.

Commercial Mortgage-Backed Securities (CMBS) CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, etc. Interest and principal payments from the loans are passed on to the investor according to a schedule of payments. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. The amount of subordination is determined by the rating agencies who rate the individual classes of the structure. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate. There is no limit on fund investments in these securities.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations,which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the fund.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

High-Yield, High-Risk Bonds

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The price and yield of lower-quality (high-yield, high-risk) bonds, commonly referred to as "junk bonds," and below investment-grade emerging market bonds, can be expected to fluctuate more than the price and yield of higher-quality bonds. Because these bonds are rated below BBB or in default, they are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on T. Rowe Price`s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process.
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Operating policy  The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if it would have more than 10% of total bond assets invested in such securities. Fund investments in convertible securities are not subject to this limit. Fund investments in high-yield bonds may be made through the T. Rowe Price Institutional High Yield Fund. The fund will not look through the Institutional High Yield Fund to that fund's underlying investments when determining compliance with investment restrictions.
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Deferrable Subordinated Securities

These are securities with long maturities that are deeply subordinated in the issuer`s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. Fund investments will be made in these securities to the extent their yield, credit, and maturity characteristics are consistent with the fund`s investment objective and program.

Illiquid Securities

These securities include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the Securities and Exchange Commission (SEC). Although certain of these securities may be readily sold, for example, under Rule 144A, others may have resale restrictions and be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially less than what the fund believes they are worth.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries.

Operating policy  There is no limit on fund investments in U.S. dollar-denominated debt securities issued by foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks. The fund may also invest up to 10% of total assets (excluding reserves) in non-U.S. dollar-denominated fixed-income securities.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both of the T. Rowe Price internal money funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33 1/3% of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or a broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps

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Fund investments may be made in interest rate, index, total return, and credit default swap agreements, as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase fund exposure to credit risk and could result in losses if we do not correctly evaluate the creditworthiness of the company or government on which the credit default swap is based. The use of swaps and swap options may not always be successful; using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of
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swaps can exceed a fund`s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. Options on swaps: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards," which are  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." The fund may also use these instruments to create a synthetic bond— issued in one currency but with the currency component transformed into another currency. If the fund were to engage in any of these foreign currency transactions, it would be primarily to protect its foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy  The fund will not commit more than 10% of total assets to any combination of the types of foreign currency instruments described above.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33 1/3% of total assets.

When-Issued Securities and Forwards

The fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund net asset value than if the fund did not purchase them.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

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Funds investing in bonds may have higher turnover than funds investing in stocks. Unlike stocks, fixed-maturity bonds require reinvestment. For funds investing in mortgages and callable debt, frequent reinvestment of principal is often required. Common trading strategies, such as mortgage dollar rolls, can increase turnover. Active investment strategies, such as sector rotation and duration management, also necessitate more frequent trading. The fund`s portfolio turnover rates are shown in the Financial Highlights table.
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Bond Ratings and High-Yield Bonds

Larger bond issues are evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all portfolio holdings, including those rated by an outside agency. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.

Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.

Table 4 shows the rating scale used by several major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

Table 4  Ratings of Corporate Debt Securities
	Moody`sInvestorsService, Inc.		Standard& Poor`sCorporation	FitchRatings	Definition

Long Term	Aaa	AAA	AAA		Highest quality
	Aa	AA	AA		High quality
	A	A	A		Upper-medium grade
	Baa	BBB	BBB		Medium grade
	Ba	BB	BB		Speculative
	B	B	B		Highly speculative
	Caa	CCC	CCC		Vulnerable to default
	Ca	CC	CC		Default is imminent
	C	C	C		Probably in default
	Moody`s			S&P			Fitch Ratings
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
	P-3	Acceptable quality	A-3BC	Adequate qualitySpeculative qualityDoubtful quality	F-3	Fair credit quality

Disclosure of Fund Portfolio Information

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The fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the SEC within 60 days of the fund`s first and third fiscal quarter-end. In addition, the fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of the fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. The fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund`s total assets they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of the fund`s policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.
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Financial Highlights

Table 5, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual report were audited by the fund`s independent registered public accounting firm, PricewaterhouseCoopers LLP.

Table 5  Financial Highlights
	Year ended December 31
	2002	2003	2004	2005*	2006*

Net asset value,beginning of period	$5.06	$5.08	$5.09	$4.98	$4.89
Income From Investment Operations
Net investment income	0.25	0.18	0.16	0.17	0.19
Net gains or losses on securities (both realized and unrealized)	0.02	0.03	(0.10)	(0.08)	—
Total from investment operations	0.27	0.21	0.06	0.09	0.19
Less Distributions
Dividends (from net investment income)	(0.25)	(0.19)	(0.17)	(0.18)	(0.19)
Distributions (fromcapital gains)	—	(0.01)	—	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.25)	(0.20)	(0.17)	(0.18)	(0.19)
Net asset value,end of period	$5.08	$5.09	$4.98	$4.89	$4.89
Total return	5.42%	4.28%	1.10%	1.74%	4.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,375	$90,233	$92,092	$83,134	$78,705
Ratio of expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net income to average net assets	4.86%	3.68%	3.16%	3.46%	3.95%
Portfolio turnover rate	62.4%	123.8%	47.2%	54.0%	33.1%
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*Per share amounts calculated using average shares outstanding method.
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A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company. The Statement of Additional Information is also available at troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07153

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E303-040 5/1/07
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May 1, 2007

Prospectus

T. Rowe Price

Limited-Term Bond Portfolio—II

The fund seeks a high level of income
consistent with moderate price fluctuation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4
	Some Basics of Fixed-Income Investing	6

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	8
	Rights Reserved by the Funds	10
	Dividends and Other Distributions	11

3	More About the Fund
	Organization and Management	12
	Understanding Performance Information	13
	Investment Policies and Practices	14
	Disclosure of Fund Portfolio Information	22
	Financial Highlights	22
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
 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $334.7 billion for more than 10 million individual and institutional investor accounts as of December 31, 2006. T. Rowe Price is the fund`s investment manager.
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Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund 1

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T. Rowe Price Fixed Income Series, Inc.
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T. Rowe Price Limited-Term Bond Portfolio—II
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objective, strategy, risks, and expenses

A word about the fund`s name and structure. The  II class is a share class of its respective T. Rowe Price portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks a high level of income consistent with moderate fluctuations in principal value.

What is the fund`s principal investment strategy?

Normally, the fund invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities purchased, but the fund`s average effective maturity (discussed later in this section) will not exceed five years. Targeting effective maturity provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than would be true of a fund targeting a stated maturity or maturity range.

At least 90% of the fund`s portfolio will consist of investment-grade securities that have been rated in the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. In an effort to enhance yield, up to 10% of assets can be invested in below investment-grade securities, commonly referred to as "junk" bonds, including those with the lowest rating. The fund`s holdings may include mortgage-backed securities, derivatives, and foreign investments.

Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund`s program) that would provide higher yields and appreciation potential. And if, for instance, the economic outlook is positive, the manager may take advantage of the 10% "basket" for noninvestment-grade bonds.

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The fund may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or credit quality or to shift assets into higher-yielding securities or different sectors.
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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

Interest rate risk  This is the decline in bond prices that accompanies a rise in the overall level of interest rates as shown in Table 3 in this section. It is the major source of risk for investors in this fund. However, because short-term bonds are less sensitive to interest rate increases or decreases than longer-term bonds, price volatility for the fund is expected to be relatively modest.

Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

Most investment-grade (AAA through BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. If the fund invests in securities whose issuers develop unexpected credit problems, the fund`s price could decline.

The fund may continue to hold a security that has been downgraded after purchase.

Prepayment risk and extension risk  A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return and yield, and may even cause certain bond prices to fall below the level the fund paid for them, resulting in a capital loss. Any of these developments could result in a decrease in the fund`s income, share price, or total return.

Extension risk refers to a rise in interest rates that causes a fund`s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

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Derivatives risk  Shareholders are also exposed to derivatives risk, the potential that the fund`s investments (if any) in these complex and volatile instruments could affect the fund`s share price. In addition to Collateralized Mortgage Obligations (CMOs) and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.
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Foreign investing risk  To the extent the fund holds foreign bonds, it will be subject to special risks, whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund`s share price.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The share price and income level of the fund will fluctuate with changing market conditions and interest rate levels. When you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

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Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund is designed for individuals seeking a higher level of income over time than money market funds provide and who are able to accept the risk of modest price declines. If you are investing primarily for principal safety and liquidity, you should consider a money market fund.
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The fund should not represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

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The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and over time. Past fund performance is no guarantee of future returns.
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The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.

Table 1  Average Annual Total Returns
	Periods ended December 31, 2006
	1 year	Since inception (3/31/05)
Limited-Term Bond Portfolio—II	4.03%	3.31%

Merrill Lynch 1-5 Year U.S. Corporate and Government Index	4.24	3.61
Lipper Variable Annuity Underlying Short-Intmdt Investment Grade Debt Funds Average	4.29	3.58
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These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

Merrill Lynch 1-5 Year U.S. Corporate and Government Index is a market capitalization weighted index including U.S. government and fixed-coupon domestic investment-grade corporate bonds with at least $100 million par amount outstanding.

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What fees and expenses will I pay?
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The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.
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Table 2  Fees and Expenses of the II Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	—
Total annual fund operating expenses	0.95%
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

other INFORMATION about the fund

What are the fund`s potential rewards?

The fund`s income level should generally be above that of a money market fund, but less than that of a longer-term bond fund. Its share price should fluctuate less than a longer-term bond fund.

How does the fund`s credit quality relate to its investment objective?

In pursuit of high income with moderate principal fluctuation, the fund invests at least 90% of assets in investment-grade securities, which provide a range of income opportunities with some additional credit risk for investments that are lower on the rating scale. The balance may consist of securities rated below investment grade, including those with the lowest rating. Like all portfolio holdings, these securities are subject to vigorous credit research conducted by T. Rowe Price analysts. (For a detailed discussion, please see Investment Policies and Practices—High-Yield, High-Risk Bonds.)

What are the most important influences on a fund`s performance?

Performance (total return) is determined by the change in the fund`s share price and by the income and capital gains reinvested over a given period. Both components are affected by changes in interest rates.

The fund`s share price will generally move in the opposite direction of interest rates. For example, as interest rates rise, share price will likely decline. Rising rates provide the opportunity for the fund`s income to increase, but it is unlikely that the higher income by itself will entirely offset the fall in price.

The maturity and type of securities in the fund`s portfolio determine just how much the share price rises or falls when rates change. Generally, when rates fall, long-term securities rise more in price than short-term securities, and vice versa. Mortgage-backed securities usually follow this pattern but, because of prepayments, would not be expected to rise as much in price as Treasury or corporate bonds.

You will find more information about the types of securities the fund may own and how they may perform further on in this section and in Section 3.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on the fund`s net asset value.

Thorough credit research by our own analysts.

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Adjustment of fund duration to try to reduce the drop in price when interest rates rise or to benefit from the rise in price when rates fall. Duration is a measure of a fund`s sensitivity to interest rate changes.
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What are derivatives and can the fund invest in them?

Derivatives  A derivative is a financial instrument whose value is derived from an underlying security such as a stock or bond or from a market benchmark, such as an interest rate index. Many types of investments representing a wide range of risks and potential rewards are derivatives, including conventional instruments such as callable bonds, futures, and options, as well as more exotic investments such as swaps and structured notes. Investment managers have used derivatives for many years.

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Derivatives will be used only if the expected risks and rewards are consistent with fund objectives, policies, and overall risk profile as described in this prospectus. For example, the fund may use derivatives in situations in which they may help accomplish the following: hedge against decline in principal value, increase yield, invest in eligible asset classes with greater efficiency and at a lower cost than is possible through direct investment, or adjust portfolio duration or credit exposure.
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Is there other information I can review before making a decision?
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Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

some basics of Fixed-Income investing

Is a fund`s yield fixed or will it vary?

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It will vary. A fund`s yield is a function of its income and share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)
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Is yield the same as total return?

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Not for bond funds. A fund`s yield is the annualized dividends earned for a given period (typically 30 days for bond funds), divided by the share price at the end of the period. A fund`s total return includes distributions from income and capital gains and the change in share price for a given period.
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What is credit quality and how does it affect yield?

Credit quality refers to a bond issuer`s expected ability to make all required interest and principal payments on time. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers. Therefore, a fund investing in high-quality securities should have a lower yield than an otherwise comparable fund investing in lower-quality securities.

What is meant by a bond fund`s maturity?

Every bond has a stated maturity date when the issuer must repay the bond`s entire principal value to the investor. However, many bonds are "callable," meaning their principal can be repaid before the stated maturity date. Bonds are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a bond`s "effective maturity" is usually its nearest call date. For example, the rate at which homeowners pay down their mortgage principal determines the effective maturity of mortgage-backed securities.

A bond fund has no real maturity, but it does have a weighted average maturity and a weighted average effective maturity. Each of these numbers is an average of the stated or effective maturities of the underlying bonds, with each bond`s maturity "weighted" by the percentage of fund assets it represents. (The fund`s average effective maturity is calculated by reference to the nearest call dates or coupon reset dates of the underlying holdings.) Some funds target effective maturities rather than stated maturities when computing the average. This provides additional flexibility in portfolio management.

What is meant by a bond fund`s duration?

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Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It is expressed in years, like maturity, but it is a better indicator of price sensitivity than maturity because it takes into account the time value of cash flows generated over the bond`s life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value expressed in years — the duration. "Effective" duration takes into account call features and sinking fund payments that may shorten a bond`s life.
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Since duration can be computed for bond funds, you can estimate the effect of interest rates on share prices by multiplying fund duration by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose by one percentage point. (The fund`s duration is shown in its shareholder report.)
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How is a bond`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 3.

Table 3  How Interest Rates May Affect Bond Prices
		Price of a $1,000 face value bond if interest rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
2 years	4.79%	$982	$964	$1,019	$1,038
5 years	4.68	958	918	1,045	1,092
10 years	4.68	925	857	1,084	1,173
30 years	4.79	859	746	1,178	1,403
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Coupons reflect yields on Treasury securities as of December 31, 2006. The table may not be representative of price changes for mortgage-backed securities because of prepayments. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.
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Since the average effective maturity of bonds held by the fund is expected to be no more than five years, the fund`s share price, like the value of the underlying bonds in its portfolio, should fluctuate less than a fund that holds bonds with longer average effective maturities.

Information About Accounts in T. Rowe Price

Funds 2

As an investor in the II class of a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the II class and the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity and life insurance contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge but are subject to a 12b-1 fee of 0.25%. In addition, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and When Shares Are Priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. ET. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. ET. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How Your Purchase, Sale, or Exchange Price Is Determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

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When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be canceled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.
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Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How You Can Receive the Proceeds From a Sale

Payment for redeemed shares will be made promptly, but in no event later than seven calendar days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive and Short-Term Trading

T. Rowe Price may bar excessive and short-term traders from purchasing shares.

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Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice. These policies apply to contract holders notwithstanding any provisions in your insurance contract.
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All persons purchasing shares held directly with a T. Rowe Price fund who make more than one purchase and one sale or one sale and one purchase involving the same fund within any 90-day calendar period will violate the policy.

All persons purchasing fund shares held through an insurance company who hold the shares for less than 90 calendar days will violate the policy.

Omnibus Accounts

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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying contract holders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all contract holders to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying contract holder in accordance with the policy.
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Exceptions to Policy
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Systematic purchases and redemptions are exempt from these policies. Redemptions to fund the periodic deduction of contract changes and fees and to pay death benefits are also exempt. In addition, transactions in automated, nondiscretionary rebalancing and asset allocation programs may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.
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T. Rowe Price generally seeks to enforce its excessive trading policies against individual contract holders when violations of its policies are discovered. The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract. T. Rowe Price reserves the right to modify the 90-day policy set forth above and apply your insurance company`s excessive trading policy (for example, in situations where an insurance contract or insurance company has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if T. Rowe Price believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.
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There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of certain contract holders. As a result, T. Rowe Price`s ability to discourage excessive trading practices in this fund may be limited.

There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading. In addition, T. Rowe Price cannot always detect excessive or short-term trading through intermediaries with omnibus accounts.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or telegram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or required by law.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared and paid monthly for the Limited-Term Bond Portfolio; declared and paid quarterly for the Equity Income Portfolio; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the sepa rate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Distribution, Shareholder Servicing, and Recordkeeping Fees

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The II class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its average daily net assets per year to various insurance companies, their agents, and contract distributors for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the insurance companies, their agents, and contract distributors. Because the fees are paid from the II class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges.
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More About the Fund 3

Organization and Management

How is the fund organized?

T. Rowe Price Fixed Income Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of two series, each representing a separate portfolio having different objectives and investment policies. In 2005, the Limited-Term Bond Portfolio issued a separate class of shares known as the II class.

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Shareholders benefit from T. Rowe Price`s 70 years of investment management experience.
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What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are exempted from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

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The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send or make available to you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.
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Who runs the fund?

General Oversight

The fund is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund officers. At least 75% of Board members are independent of T. Rowe Price.

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All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund`s portfolio manager .
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Portfolio Management

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T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee members are: Edward A. Wiese, Chairman, Connice A. Bavely, Steven G. Brooks, Charles B. Hill, Cheryl A. Mickel, Vernon A. Reid, Jr., and Michael R. Reinartz. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund investment program. Mr. Wiese joined T. Rowe Price in 1984 and has been managing investments since 1985. The Statement of Additional Information provides additional information about the portfolio manager`s compensation, other accounts managed by the portfolio manager, and the portfolio manager`s ownership of securities in the fund.
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The Management Fee

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The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring or extraordinary items. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.70%.
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In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for recordkeeping and administrative services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. All payments described by this paragraph are paid by T. Rowe Price and not by the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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A discussion about the factors and conclusions considered by the Board in approving the fund`s investment management contract with T. Rowe Price appears in the fund`s semiannual report to contract holders for the period ended June 30.
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Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns and yields quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

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For bond funds, the advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the share price on the last day of the base period. The SEC yield, also called the standardized yield, may differ from the dividend yield.
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Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of a change in the policy requiring the fund to normally invest at least 80% of net assets in bonds. Fund investment restrictions and policies apply at the time of purchase. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

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Fund managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.
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Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

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Diversification  As a fundamental policy, the fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.
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Bonds

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A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates. Bonds can be issued by U.S. and foreign governments, states, and municipalities, as well as a wide variety of companies.
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A bond`s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond`s price usually rises when interest rates fall and vice versa, so its yield stays consistent with current market conditions.
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Conventional fixed-rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer`s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds` principal values. The maturity of those securities may be shortened under certain specified conditions.

Bonds may be designated as senior or subordinated obligations. Senior obligations generally have the first claim on a corporation`s earnings and assets and, in the event of liquidation, are paid before subordinated debt.

Asset-Backed Securities

An underlying pool of assets, such as credit card or automobile trade receivables or corporate loans or bonds, backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any. The underlying assets (i.e., loans) are sometimes subject to prepayments, which can shorten the security`s weighted average life and may lower its return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support, or the swap counterparty. There is no limit on fund investments in these securities.

Mortgage-Backed Securities

The fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The "big three" issuers are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). GNMA certificates are backed by the full faith and credit of the U.S. government, while others, such as Fannie Mae and Freddie Mac certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. Private mortgage bankers and other institutions also issue mortgage-backed securities.

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Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments picks up. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect the fund`s net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline. In addition, when rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased volatility.
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Operating policy  There is no limit on fund investments in mortgage-backed securities.

Additional mortgage-backed securities in which the fund may invest include:

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Collateralized Mortgage Obligations (CMOs) CMOs are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities including GNMA, FNMA, FHLMC, and non-agency backed mortgages. All interest and principal payments from the underlying mortgages are passed through to the CMOs in such a way as to create some classes with more stable average lives than the underlying mortgages and other classes with more volatile average lives. CMO classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments.
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Stripped Mortgage Securities Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a CMO to create additional classes of securities. Generally, one class receives only interest payments (IOs), and another receives principal payments (POs). Unlike with other mortgage-backed securities and POs, the value of IOs tends to move in the same direction as interest rates. The fund can use IOs as a hedge against falling prepayment rates (when interest rates are rising) and/or a bear market environment. POs can be used as a hedge against rising prepayment rates (when interest rates are falling) and/or a bull market environment. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments.
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A rapid or unexpected increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have lower liquidity than most other mortgage-backed securities. Certain non-stripped CMO classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain CMO classes, in addition to losing value, can exhibit characteristics of longer-term securities and become more volatile. There is no guarantee that fund investments in CMOs, IOs, or POs will be successful, and fund total return could be adversely affected as a result.

Operating policy  Fund investments in stripped mortgage securities are limited to 10% of total assets.

Commercial Mortgage-Backed Securities (CMBS) CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, etc. Interest and principal payments from the loans are passed on to the investor according to a schedule of payments. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. The amount of subordination is determined by the rating agencies who rate the individual classes of the structure. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate. There is no limit on fund investments in these securities.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devalutaions,which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the fund.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

High-Yield, High-Risk Bonds

The price and yield of lower-quality (high-yield, high-risk) bonds, commonly referred to as "junk bonds," and below investment-grade emerging market bonds, can be expected to fluctuate more than the price and yield of higher-quality bonds. Because these bonds are rated below BBB or in default, they are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on T. Rowe Price`s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process.

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Operating policy  The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if it would have more than 10% of total bond assets invested in such securities. Fund investments in convertible securities are not subject to this limit. Fund investments in high-yield bonds may be made through the T. Rowe Price Institutional High Yield Fund. The fund will not look through the Institutional High Yield Fund to that fund's underlying investments when determining compliance with investment restrictions.
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Deferrable Subordinated Securities

These are securities with long maturities that are deeply subordinated in the issuer`s capital structure. They generally have 30-year maturities and permit the issuer to defer distributions for up to five years. These characteristics give the issuer more financial flexibility than is typically the case with traditional bonds. As a result, the securities may be viewed as possessing certain "equity-like" features by rating agencies and bank regulators. However, the securities are treated as debt securities by market participants, and the fund intends to treat them as such as well. These securities may offer a mandatory put or remarketing option that creates an effective maturity date significantly shorter than the stated one. Fund investments will be made in these securities to the extent their yield, credit, and maturity characteristics are consistent with the fund`s investment objective and program.

Illiquid Securities

These securities include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the Securities and Exchange Commission (SEC). Although certain of these securities may be readily sold, for example, under Rule 144A, others may have resale restrictions and be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially less than what the fund believes they are worth.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as Yankee bonds). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries.

Operating policy  There is no limit on fund investments in U.S. dollar-denominated debt securities issued by foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks. The fund may also invest up to 10% of total assets (excluding reserves) in non-U.S. dollar-denominated fixed-income securities.

Types of Investment Management Practices

Reserve Position

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A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both of the T. Rowe Price internal money funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.
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Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33 1/3% of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

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Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates, bond prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing overall fund exposure to a specific part or a broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.
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Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps

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Fund investments may be made in interest rate, index, total return, and credit default swap agreements, as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.
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There are risks in the use of swaps and swap options. Swaps could result in losses if interest rates or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps can increase fund exposure to credit risk and could result in losses if we do not correctly evaluate the creditworthiness of the company or government on which the credit default swap is based. The use of swaps and swap options may not always be successful; using them could lower fund total return, their prices can be highly volatile, and the potential loss from the use of
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swaps can exceed a fund`s initial investment in such instruments. Also, the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.
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Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. Options on swaps: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.
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Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards," which are  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." The fund may also use these instruments to create a synthetic bond— issued in one currency but with the currency component transformed into another currency. If the fund were to engage in any of these foreign currency transactions, it would be primarily to protect its foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Operating policy  The fund will not commit more than 10% of total assets to any combination of the types of foreign currency instruments described above.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33 1/3% of total assets.

When-Issued Securities and Forwards

The fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund net asset value than if the fund did not purchase them.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions.

Funds investing in bonds may have higher turnover than funds investing in stocks. Unlike stocks, fixed-maturity bonds require reinvestment. For funds investing in mortgages and callable debt, frequent reinvestment of principal is often required. Common trading strategies, such as mortgage dollar rolls, can increase turnover. Active investment strategies, such as sector rotation and duration management, also necessitate more frequent trading. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Bond Ratings and High-Yield Bonds

Larger bond issues are evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all portfolio holdings, including those rated by an outside agency. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.

Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.

Table 4 shows the rating scale used by several major rating agencies. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

Table 4  Ratings of Corporate Debt Securities
	Moody`sInvestorsService, Inc.		Standard& Poor`sCorporation	FitchRatings	Definition

Long Term	Aaa	AAA	AAA		Highest quality
	Aa	AA	AA		High quality
	A	A	A		Upper-medium grade
	Baa	BBB	BBB		Medium grade
	Ba	BB	BB		Speculative
	B	B	B		Highly speculative
	Caa	CCC	CCC		Vulnerable to default
	Ca	CC	CC		Default is imminent
	C	C	C		Probably in default
	Moody`s			S&P			Fitch Ratings
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
	P-3	Acceptable quality	A-3BC	Adequate qualitySpeculative qualityDoubtful quality	F-3	Fair credit quality

Disclosure of Fund Portfolio Information

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The fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the SEC within 60 days of the fund`s first and third fiscal quarter-end. In addition, the fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of the fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. The fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund`s total assets they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of the fund`s policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.
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Financial Highlights

Table 5, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual report were audited by the fund`s independent registered public accounting firm, PricewaterhouseCoopers LLP.

Table 5  Financial Highlights
	3/31/05* through 12/31/05**	Year ended December 31
		2006**

Net asset value,beginning of period	$4.93	$4.89
Income From Investment Operations
Net investment income	0.12	0.18
Net gains or losses on securities (both realized and unrealized)	(0.03)	0.01
Total from investment operations	0.09	0.19
Less Distributions
Dividends (from net investment income)	(0.13)	(0.18)
Distributions (fromcapital gains)	—	—
Returns of capital	—	—
Total distributions	(0.13)	(0.18)
Net asset value,end of period	$4.89	$4.90
Total return	1.79%	4.03%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$3,393	$13,309
Ratio of expenses to average net assets	0.95%a	0.95%
Ratio of net income to average net assets	3.24%a	3.71%
Portfolio turnover rate	54.0%	33.1%
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*Inception date.

**Per share amounts calculated using average shares outstanding method.

aAnnualized.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company. The Statement of Additional Information is also available at troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07153

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E353-040 5/1/07
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PROSPECTUS

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May 1, 2007
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T. Rowe Price

Prime Reserve
Portfolio

A money market fund seeking preservation of capital, liquidity, and high current income.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	3
	Some Basics of Money Market Investing	5

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	6
	Rights Reserved by the Funds	8
	Dividends and Other Distributions	9

3	More About the Fund
	Organization and Management	10
	Understanding Performance Information	12
	Investment Policies and Practices	12
	Disclosure of Fund Portfolio Information	15
	Financial Highlights	15
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 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $334.7 billion for more than 10 million individual and institutional investor accounts as of December 31, 2006. T. Rowe Price is the fund`s investment manager.
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Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund 1

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T. Rowe Price Fixed Income Series, Inc.
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T. Rowe Price Prime Reserve Portfolio
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objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund`s goals are preservation of capital, liquidity, and, consistent with these, the highest possible current income.

What is the fund`s principal investment strategy?

A money market fund, which is managed to provide a stable share price of $1.00, invests in high-quality, U.S. dollar-denominated money market securities. The fund`s average weighted maturity will not exceed 90 days, and we will not purchase any security with a maturity longer than 13 months. The fund`s yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

For further details on the fund`s investment program, please see "What is the fund`s investment program?" later in this section, or see the Investment Policies and Practices section.

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Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.
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What are the main risks of investing in the fund?

Since money market funds such as Prime Reserve Portfolio are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses in the event that fund holdings default or interest rates rise sharply in an unusually short period. In addition, the fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. Over time, money market securities have provided greater stability but lower returns than bonds or stocks. If you have some money for which safety and accessibility are more important than total return or capital growth over time, the fund should be an appropriate investment.

How has the fund performed in the past?

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The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and over time. Past fund performance is no guarantee of future returns.
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The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

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Table 1  Average Annual Total Returns
	Periods ended December 31, 2006
	1 year	5 years	10 years
Prime Reserve Portfolio	4.60%	2.08%	3.59%

Lipper Variable Annuity Underlying Money Market Funds Average	4.55	1.99	3.50
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These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

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What fees and expenses will I pay?
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The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.
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Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.55%
Other expenses	—
Total annual fund operating expenses	0.55%
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Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

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1 year	3 years	5 years	10 years
$56	$176	$307	$689
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other INFORMATION about the fund

What are the fund`s potential rewards?

The fund offers a relatively secure, liquid investment for money you may need for occasional or unexpected expenses and for money awaiting investment in longer-term bond or stock funds. In addition to preserving capital, the fund seeks to provide the highest possible income available from low-risk, short-term securities.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on the fund`s net asset value.

Thorough credit research by our own analysts.

Maturity adjustments to reflect the fund manager`s interest rate outlook.

What is a money market fund?

A money market fund is a pool of assets invested in U.S. dollar-denominated, short-term debt obligations with fixed or floating rates of interest, and maturities generally less than 13 months. Money funds can be taxable or tax-exempt, depending on their investment program. Issuers can include the U.S. government and its agencies, domestic and foreign banks and other corporations, and states and municipalities. Because of the high degree of safety they provide, money market funds typically offer the lowest return potential of any type of mutual fund.

What is the fund`s investment program?

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The fund invests at least 95% of its total assets in prime money market instruments. These are securities receiving a short-term credit rating within the highest category (within which there may be sub-categories) assigned by at least two established rating agencies, or by one rating agency if the security is rated by only one, or, if unrated, deemed to be of comparable quality by T. Rowe Price. The other 5% may be invested in securities rated (by a rating agency or T. Rowe Price) in the second highest short-term rating category (within which there may be sub-categories). The fund`s weighted average maturity will not exceed 90 days. It will not purchase any security with a maturity of more than 13 months. Its yield will fluctuate in response to changes in interest rates, but the fund is managed to maintain a stable share price of $1.00. Unlike most bank accounts or certificates of deposit, the fund is not insured or guaranteed by the U.S. government.
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What are the main risks of investing in money market funds?

Since they are managed to maintain a $1.00 share price, money market funds should have little risk of principal loss. However, the potential for a loss of principal could derive from:

Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. Regulations require that securities of money market funds be rated in the highest two credit categories.

Interest rate risk  This risk refers to the decline in the prices of fixed-income securities and funds that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money fund`s price to drop below a dollar. However, the extremely short maturity of securities held in money market portfolios —a means of achieving an overall fund objective of principal safety—reduces their potential for price fluctuation.

What are the main types of money market securities the fund can invest in?

Commercial paper  Unsecured promissory notes that corporations typically issue to finance current operations and other expenditures.

Treasury bills, notes, and bonds  Treasury bills are sold at a discount and mature at par, while notes and bonds are issued as coupon-bearing instruments that pay interest every six months and mature at par. Bills mature in six months or less. Notes and bonds may have longer maturities at issue but will only be purchased by the fund if they mature within 13 months of the purchase date or their maturity can be shortened to 13 months or less through a maturity shortening feature. All are backed by the full faith and credit of the U.S. government.

Certificates of deposit  Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

Repurchase agreements  Contracts, usually involving U.S. government securities, that require one party to repurchase securities at a fixed price on a designated date.

Banker`s acceptances  Bank-issued commitments to pay for merchandise sold in the import/export market.

Agency notes  Debt obligations of agencies sponsored by the U.S. government that are not backed by the full faith and credit of the United States.

Medium-term notes  Unsecured corporate debt obligations that are continuously offered in a broad range of maturities and structures.

Bank notes  Unsecured obligations of a bank that rank on an equal basis with other kinds of deposits but do not carry FDIC insurance.

Asset-backed securities  Certificates, trusts, or similarly structured investment vehicles whose principal and interest is backed by an underlying pool of assets. The value of the asset pool often exceeds the value of the security and may include a swap obligation or third-party guarantee.

Funding agreements  Short-term, privately placed, nontransferable obligations of insurance companies that often include an adjustable coupon tied to market rates and the right to sell the agreement back to the issuer prior to maturity.

The fund may also purchase other types of money market securities that meet the fund`s maturity and credit requirements.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

some basics of Money Market investing

Is a fund`s yield fixed or will it vary?

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It will vary. A fund`s yield is a function of its income and share price. Since both income and share price will fluctuate, a fund`s yield will also vary. (Although money fund prices are stable, income is variable.)
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Is yield the same as total return?

Yes, for money funds. The total return reported for the fund is the result of reinvested distributions (income and capital gains) and the change in share price for a given time period. Since money funds are managed to maintain a stable share price, their yield and total return should be the same. Of course, there is no guarantee a money fund will maintain a $1.00 share price.

What is credit quality and how does it affect yield?

Credit quality refers to a borrower`s expected ability to make all required interest and principal payments in a timely manner. Because highly rated issuers represent less risk, they can borrow at lower interest rates than less creditworthy issuers.

What is meant by a money market fund`s maturity?

Every money market instrument has a stated maturity date when the issuer must repay the entire principal to the investor. The fund has no maturity in the strict sense of the word, but does have a dollar-weighted average maturity, expressed in days. This number is an average of the maturities of the underlying instruments, with each maturity "weighted" by the percentage of fund assets it represents.

Do money market securities react to changes in interest rates?

Yes. As interest rates change, the prices of money market securities fluctuate, but changes are usually small because of their very short maturities. Investments are typically held until maturity in a money fund to help the fund maintain a $1.00 share price.

An investment in the fund should help you meet your individual investment goals for principal stability, liquidity, and income, but it should not represent your complete investment program.

T. Rowe Price Account Information 2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity and life insurance contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and When Shares Are Priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Market values represent the prices at which securities actually trade or evaluations based on the judgment of the fund`s pricing services. If a market value for a security is not available, the fund will make a good faith effort to assign a fair value to the security. This value may differ from the value the fund receives upon sale of the securities. Amortized cost is used to price securities held by money market funds. Investments in mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How Your Purchase, Sale, or Exchange Price Is Determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

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When authorized by the fund, certain financial institutions or retirement plans purchasing fund shares on behalf of customers or plan participants through Financial Institution Services or Retirement Plan Services may place a purchase order unaccompanied by payment. Payment for these shares must be received by the time designated by the fund (not to exceed the period established for settlement under applicable regulations). If payment is not received by this time, the order may be cancelled. The financial institution or retirement plan is responsible for any costs or losses incurred by the fund or T. Rowe Price if payment is delayed or not received.
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Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How You Can Receive the Proceeds From a Sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive and Short-Term Trading

T. Rowe Price may bar excessive and short-term traders from purchasing shares.

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Excessive or short-term trading in fund shares may disrupt management of a fund and raise its costs. Short-term traders in funds investing in foreign securities may seek to take advantage of an anticipated difference between the price of the fund`s shares and price movements in overseas markets (see Pricing Shares and Receiving Sale Proceeds — How and When Shares Are Priced). While there is no assurance that T. Rowe Price can prevent all excessive and short-term trading, the Board of Directors/Trustees of each fund has adopted the policy set forth below to deter such activity. Persons trading directly with T. Rowe Price or indirectly through intermediaries in violation of this policy or persons believed to be short-term traders may be barred permanently from further purchases of T. Rowe Price funds. Purchase transactions placed by such persons are subject to rejection without notice. These policies apply to contract holders notwithstanding any provisions in your insurance contract.
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All persons purchasing shares held directly with a T. Rowe Price fund who make more than one purchase and one sale or one sale and one purchase involving the same fund within any 90-day calendar period will violate the policy.

All persons purchasing fund shares held through an insurance company who hold the shares for less than 90 calendar days will violate the policy.

Omnibus Accounts

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Intermediaries often establish omnibus accounts in the T. Rowe Price funds for their customers. In such situations, T. Rowe Price cannot always monitor trading activity by underlying contract holders. However, T. Rowe Price reviews trading activity at the omnibus account level and looks for activity that indicates potential excessive or shortterm trading. If it detects suspicious trading activity, T. Rowe Price contacts the intermediary to determine whether the excessive trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all underlying contract holders to make this determination. If T. Rowe Price believes that its excessive trading policy has been violated, it will instruct the intermediary to take action with respect to the underlying contract holder in accordance with the policy.
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Exceptions to Policy
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Systematic purchases and redemptions are generally exempt from these policies. Redemptions to fund the periodic deduction of contract changes and fees and to pay death benefits are also exempt. In addition, transactions in automated, nondiscretionary rebalancing and asset allocation programs may be exempt from the excessive trading policy subject to prior written approval by designated persons at T. Rowe Price.
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T. Rowe Price generally seeks to enforce its excessive trading policies against individual contract holders when violations of its policies are discovered. The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract. T. Rowe Price reserves the right to modify the 90-day policy set forth above and apply your insurance company`s excessive trading policy (for example, in situations where an insurance contract or insurance company has restrictions on trading that differ from a T. Rowe Price fund`s policy). These modifications would be authorized only if T. Rowe Price believes that the modified policy would provide protection to the fund that is reasonably equivalent to the fund`s regular policy. If you are trading through an intermediary, you should consult with the intermediary to determine the excessive trading policy that applies to your trades in the fund.
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There may be limitations on the ability of insurance companies to impose restrictions on the trading practices of certain contract holders. As a result, T. Rowe Price`s ability to discourage excessive trading practices in this fund may be limited.

There is no guarantee that T. Rowe Price will be able to detect or prevent excessive or short-term trading. In addition, T. Rowe Price cannot always detect excessive or short-term trading through intermediaries with omnibus accounts.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or telegram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders deemed to result in excessive trading, market timing, or 5% ownership); (5) to cease offering fund shares at any time to all or certain groups of investors; (6) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (7) to otherwise modify the conditions of purchase and any services at any time; (8) to waive any wire fees charged to a group of shareholders; (9) to act on instructions reasonably believed to be genuine; and (10) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed, in cases of threatening conduct, suspected fraudulent or illegal activity, or if the fund or its agent is unable, through its procedures, to verify the identity of the person(s) or entity opening an account. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund or required by law.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

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The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Balanced Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversifi
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cation requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).
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More About the Fund 3

Organization and Management

How is the fund organized?

T. Rowe Price Fixed Income Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of two series, each representing a separate portfolio having different objectives and investment policies.

Prime Reserve Portfolio is managed in a manner similar to the T. Rowe Price Prime Reserve Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Prime Reserve Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

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Shareholders benefit from T. Rowe Price`s 70 years of investment management experience.
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What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

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The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are exempted from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.
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Do T. Rowe Price funds have annual shareholder meetings?

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The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting for the purpose of voting on the removal of any fund director or trustee. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send or make available to you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.
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Who runs the fund?

General Oversight

The fund is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund officers. At least 75% of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund`s portfolio manager .

Portfolio Management

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T. Rowe Price has established an Investment Advisory Committee with respect to the fund. The committee members are: James M. McDonald, Chairman, Steven G. Brooks, M.  Helena Condez, Terri L. Hett, T. Dylan Jones, Alan D. Levenson, Joseph K. Lynagh, and Edward A. Wiese. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund`s
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investment program. Mr. McDonald was elected chairman of the committee in 2002. He joined T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979. The Statement of Additional Information provides additional information about the portfolio manager`s compensation, other accounts managed by the portfolio manager, and the portfolio manager`s ownership of securities in the fund.
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The Management Fee

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The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring or extraordinary items. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.55%.
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In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for recordkeeping and administrative services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. All payments described by this paragraph are paid by T. Rowe Price and not by the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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A discussion about the factors and conclusions considered by the Board in approving the fund`s investment management contract with T. Rowe Price appears in the fund`s semiannual report to contract holders for the period ended June 30.
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Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns and yields quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Yield

The current or "dividend" yield on a fund or any investment tells you the relationship between the investment`s current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

Money funds may advertise a current yield, reflecting the latest seven-day income annualized, and an "effective" yield, which assumes the income has been reinvested in the fund.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of purchase. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

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Fund managers have considerable discretion in choosing investment strategies and selecting securities they believe will help achieve fund objectives.
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Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Operating policy Except as may be permitted by Rule 2a-7, the fund will not purchase any security (other than a U.S. government security) if it would cause the fund to have more than: (1) 5% of its total assets in securities of that issuer, where the securities are prime securities (other than for certain temporary, limited purposes); or (2) where the securities are not prime securities, 5% of its total assets in such securities and 1% of its total assets in the securities of that issuer.

Money Market Securities

Money market securities are short-term debt securities (IOUs) issued by companies or governmental units. Money market securities may be interest-bearing or discounted to reflect the rate of interest paid. In the case of interest-bearing securities, the issuer has a contractual obligation to pay coupon interest at a stated rate on specific dates and to repay the face value on a specified date. In the case of a discount security, no coupon interest is paid, but the security`s price is discounted so that the interest is realized when the security matures at face value. In either case, an issuer may have the right to redeem or "call" the security before maturity, and the investor may have to reinvest the proceeds at lower market rates.

Except for adjustable rate instruments, a money market security`s interest rate, as reflected in the coupon rate or discount, is usually fixed for the life of the security. Its current yield (coupon or discount as a percent of current price) will fluctuate to reflect changes in interest rate levels. A money market security`s price usually rises when interest rates fall, and vice versa.

Money market securities may be unsecured (backed by the issuer`s general creditworthiness only) or secured (also backed by specified collateral).

Certain money market securities have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the securities` principal values. When calculating its weighted average maturity, the fund may shorten the maturity of these securities in accordance with Rule 2a-7.

Asset-Backed Securities

An underlying pool of assets, such as credit card or automobile trade receivables or corporate loans or bonds, backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any. The underlying assets (i.e., loans) are sometimes subject to prepayments, which can shorten the security`s weighted average life and may lower its return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support, or the swap counterparty. There is no limit on fund investments in these securities.

Foreign Securities

Investments may be made in certain foreign securities: dollar-denominated money market securities of foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks. Such investments increase a portfolio`s diversification and may enhance return, but they also involve some special risks, such as exposure to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

Foreign securities increase fund diversification and may enhance return, but they involve special risks, especially from developing countries.

Operating policy  There is no limit on fund investments in U.S. dollar-denominated foreign securities.

Illiquid Securities

These securities include private placements that are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the Securities and Exchange Commission (SEC). Although certain of these securities may be readily sold, for example, under Rule 144A, others may have resale restrictions and be illiquid. The sale of illiquid securities may involve substantial delays and additional costs, and the fund may only be able to sell such securities at prices substantially less than what the fund believes they are worth.

Operating policy  Fund investments in illiquid securities are limited to 10% of net assets.

Types of Investment Management Practices

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33 1/3% of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33 1/3% of total assets.

Disclosure of Fund Portfolio Information

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The fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders and on Form N-Q, which is filed with the SEC within 60 days of the fund`s first and third fiscal quarter-end. In addition, the fund discloses its calendar quarter-end portfolio holdings on troweprice.com 15 calendar days after each quarter. Under certain conditions, up to 5% of the fund`s holdings may be included in this portfolio list without being individually identified. Generally, securities would not be individually identified if they are being actively bought or sold and it is determined that the quarter-end disclosure of the holding could be harmful to the fund. A security will not be excluded for these purposes from a fund`s quarter-end holdings disclosure for more than one year. The fund also discloses its largest 10 holdings on troweprice.com on the seventh business day after each month-end. These holdings are listed in alphabetical order along with the aggregate percentage of the fund`s total assets they represent. The quarter-end portfolio will remain on the Web site for one year. Each monthly top 10 list will remain on the Web site for six months. A description of the fund`s policy and procedures with respect to the disclosure of portfolio information is in the Statement of Additional Information.
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Financial Highlights

Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or [if applicable] redemption fees). The financial statements in the annual report were audited by the fund`s independent registered public accounting firm, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	Year ended December 31
	2002	2003	2004	2005*	2006*

Net asset value,beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net investment income	0.015	0.007	0.009	0.028	0.045
Net gains or losses on securities (both realized and unrealized)	—	—	—	—	—
Total from investment operations	0.015	0.007	0.009	0.028	0.045
Less Distributions
Dividends (from net investment income)	(0.015)	(0.007)	(0.009)	(0.028)	(0.045)
Distributions (fromcapital gains)	—	—	—	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.015)	(0.007)	(0.009)	(0.028)	(0.045)
Net asset value,end of period	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	1.47%	0.69%	0.89%	2.79%	4.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,628	$21,404	$25,369	$24,111	$35,507
Ratio of expenses toaverage net assets	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net income toaverage net assets	1.47%	0.69%	0.89%	2.76%	4.53%
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*Per share amounts calculated using average shares outstanding method.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company. The Statement of Additional Information is also available at troweprice.com.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

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1940 Act File No.: 811-07153
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
E306-040 5/1/07
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This is the Statement of Additional Information for all of the funds listed below. It is divided into two parts (Part I and Part II). Part I contains information that is particular to each fund, while Part II contains information that generally applies to all of the funds in the T. Rowe Price family of funds (the "Price Funds").

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The date of this Statement of Additional Information ("SAI") is May 1, 2007.
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T. ROWE PRICE EQUITY SERIES, INC.

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Blue Chip Growth Portfolio—II

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio—II

T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio—II

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Mid-Cap Growth Portfolio—II

T. Rowe Price New America Growth Portfolio

T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Limited-Term Bond Portfolio—II

T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. Rowe Price International Stock Portfolio

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate current fund prospectus, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for any insurance company prospectuses or variable annuity or variable life contracts.

Each fund`s financial statements for its most recent fiscal period and the Report of Independent Registered Public Accounting Firm are included in each fund`s annual or semiannual report and incorporated by reference into this Statement of Additional Information. The Limited-Term Bond Portfolio—II has not been in existence for a long enough time to have complete financial statements.

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If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and it will be sent to you at no charge. Please read this material carefully.
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PART I — TABLE OF CONTENTS

	Page		Page

Management of the Funds	7	Portfolio Transactions	46
Principal Holders of Securities	35	Independent Registered Public Accounting Firm	56
Investment Management Agreements	42	Part II	57
Distributor for the Funds	44
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References to the following are as indicated:

Internal Revenue Code of 1986 ("Code")

Investment Company Act of 1940 ("1940 Act")

Moody`s Investors Service, Inc. ("Moody`s")

Securities Act of 1933 ("1933 Act")

Securities and Exchange Commission ("SEC")

Securities Exchange Act of 1934 ("1934 Act")

Standard & Poor`s Corporation ("S&P")

T. Rowe Price Associates, Inc. ("T. Rowe Price")

T. Rowe Price International, Inc. ("T. Rowe Price International")

II Class

The II Class is a share class of its respective T. Rowe Price fund. The II Class is not a separate mutual fund. The shares are designed to be sold only through brokers, dealers, banks, insurance companies, and other financial intermediaries that provide various distribution, shareholder, and/or administrative services.

PART I

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Below is a table showing the prospectus and shareholder report dates for each fund. The table also lists each fund`s category, which should be used to identify groups of funds that are referenced throughout this SAI.
Fund	Fund Category	Fiscal Year End	Annual Report Date	Semiannual Report Date	Prospectus Date
Balanced	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Blue Chip Growth Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
California Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
California Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Capital Appreciation	Equity	Dec 31	Dec 31	June 30	May 1
Capital Appreciation Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Capital Opportunity Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Corporate Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Developing Technologies	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Diversified Small-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth	Equity	Dec 31	Dec 31	June 30	May 1
Dividend Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Emerging Europe & Mediterranean	International Equity	Oct 31	Oct 31	Apr 30	March 1
Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Emerging Markets Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Equity Income	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Equity Income Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Equity Income Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Equity Index 500	Index Equity	Dec 31	Dec 31	June 30	May 1
Equity Index 500 Portfolio	Index Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
European Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Extended Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
Financial Services	Equity	Dec 31	Dec 31	June 30	May 1
Georgia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Global Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
Global Technology	Equity	Dec 31	Dec 31	June 30	May 1
GNMA	Taxable Bond	May 31	May 31	Nov 30	Oct 1
TRP Government Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Growth & Income	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Growth Stock Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences	Equity	Dec 31	Dec 31	June 30	May 1
Health Sciences Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Health Sciences Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
High Yield Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Inflation Protected Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Concentrated Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Core Plus	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Emerging Markets Bond	International Bond	Dec 31	Dec 31	June 30	May 1
Institutional Emerging Markets Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Foreign Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional Global Equity	International Equity	Oct 31	Oct 31	Apr 30	March 1
Institutional High Yield	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Institutional Large-Cap Core Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Large-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Mid-Cap Equity Growth	Equity	Dec 31	Dec 31	June 30	May 1
Institutional Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
International Bond	International Bond	Dec 31	Dec 31	June 30	May 1
International Bond Fund—Advisor Class	International Bond	Dec 31	Dec 31	June 30	May 1
International Discovery	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Equity Index	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Growth & Income Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—Advisor Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Fund—R Class	International Equity	Oct 31	Oct 31	Apr 30	March 1
International Stock Portfolio	International Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Japan	International Equity	Oct 31	Oct 31	Apr 30	March 1
Latin America	International Equity	Oct 31	Oct 31	Apr 30	March 1
Limited-Term Bond Portfolio	Bond Variable Annuity	Dec 31	Dec 31	June 30	May 1
Limited-Term Bond Portfolio—II	Bond Variable Annuity	Dec 31	Dec 31	June 30	May 1
Maryland Short-Term Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Maryland Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Media & Telecommunications	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Growth Portfolio—II	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Mid-Cap Value Fund—R Class	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
New America Growth Portfolio	Equity Variable Annuity	Dec 31	Dec 31	June 30	May 1
New Asia	International Equity	Oct 31	Oct 31	Apr 30	March 1
New Era	Equity	Dec 31	Dec 31	June 30	May 1
New Horizons	Equity	Dec 31	Dec 31	June 30	May 1
New Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Income Fund—R Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
New Jersey Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
New York Tax-Free Money	State Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Overseas Stock	International Equity	Oct 31	Oct 31	Apr 30	March 1
Personal Strategy Balanced	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Balanced Portfolio	Blended Variable Annuity	Dec 31	Dec 31	June 30	May 1
Personal Strategy Growth	Blended	May 31	May 31	Nov 30	Oct 1
Personal Strategy Income	Blended	May 31	May 31	Nov 30	Oct 1
Prime Reserve	Taxable Money	May 31	May 31	Nov 30	Oct 1
Prime Reserve Portfolio	Money Variable Annuity	Dec 31	Dec 31	June 30	May 1
Real Estate	Equity	Dec 31	Dec 31	June 30	May 1
Real Estate Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
TRP Reserve Investment	Taxable Money	May 31	May 31	Nov 30	Oct 1
Retirement 2005	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2010 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2015	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2020 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2025	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2030 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2035	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2040 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2045	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2050 Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement 2055	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund—Advisor Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Retirement Income Fund—R Class	Fund-of-Funds	May 31	May 31	Nov 30	Oct 1
Science & Technology	Equity	Dec 31	Dec 31	June 30	May 1
Science & Technology Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Short-Term Bond	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Bond Fund—Advisor Class	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Short-Term Income	Taxable Bond	May 31	May 31	Nov 30	Oct 1
Small-Cap Stock	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Stock Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value	Equity	Dec 31	Dec 31	June 30	May 1
Small-Cap Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Spectrum Growth	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum Income	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Spectrum International	Fund-of-Funds	Dec 31	Dec 31	June 30	May 1
Summit Cash Reserves	Taxable Money	Oct 31	Oct 31	Apr 30	March 1
Summit GNMA	Taxable Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Income	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Intermediate	Tax-Free Bond	Oct 31	Oct 31	Apr 30	March 1
Summit Municipal Money Market	Tax-Free Money	Oct 31	Oct 31	Apr 30	March 1
Tax-Efficient Balanced	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Efficient Growth	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Efficient Multi-Cap Growth	Equity	Feb 28	Feb 28	Aug 30	July 1
Tax-Exempt Money	Tax-Free Money	Feb 28	Feb 28	Aug 30	July 1
Tax-Free High Yield	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Income Fund—Advisor Class	Tax Free Bond	Feb 28	Feb 28	Aug 30	July 1
Tax-Free Short-Intermediate	Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1
Total Equity Market Index	Index Equity	Dec 31	Dec 31	June 30	May 1
U.S. Bond Index	Index Bond	Oct 31	Oct 31	Apr 30	March 1
U.S. Treasury Intermediate	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Long-Term	Taxable Bond	May 31	May 31	Nov 30	Oct 1
U.S. Treasury Money	Taxable Money	May 31	May 31	Nov 30	Oct 1
Value	Equity	Dec 31	Dec 31	June 30	May 1
Value Fund—Advisor Class	Equity	Dec 31	Dec 31	June 30	May 1
Virginia Tax-Free Bond	State Tax-Free Bond	Feb 28	Feb 28	Aug 30	July 1


MANAGEMENT OF THE FUNDS

The officers and directors* of the Price Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202.

Each fund is governed by a Board of Directors/Trustees ("Boards") that meets regularly to review a wide variety of matters affecting the funds, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Boards elect the funds` officers. The Boards also are responsible for performing various duties imposed on them by the 1940 Act, the laws of Maryland or Massachusetts, and other laws. At least 75% of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Except as indicated, each inside director and officer has been an employee of T. Rowe Price or T. Rowe Price International for five or more years. Each Board currently has three committees, described in the following paragraphs.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. Anthony W. Deering is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held four formal meetings in 2006.

The Joint Audit Committee is composed of Donald W. Dick, Jr., Karen N. Horn, and Theo C. Rodgers, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent registered public accounting firm of the Price Funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting, tax, compliance, or other questions relating to particular areas of the Price Funds` operations or the operations of parties dealing with the Price Funds, as circumstances indicate. The Audit Committee met twice in 2006.

The funds` Executive Committee, consisting of the funds` interested director(s), has been authorized by its respective Board to exercise all powers of the Boards to manage the funds in the intervals between meetings of the Boards, except the powers prohibited by statute from being delegated. The Executive Committees of the T. Rowe Price Institutional International Funds, Inc., on behalf of the Institutional Emerging Markets Bond Fund; T. Rowe Price International Funds, Inc., on behalf of the Emerging Markets Bond and International Bond Funds; and T. Rowe Price Retirement Funds, Inc., on behalf of the Retirement 2050 Fund, Retirement 2050 Fund—Advisor Class, Retirement 2050 Fund—R Class, and Retirement 2055 Fund, met twice in 2006.

* The term "director" is used to refer to directors or trustees, as applicable.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Jeremiah E. Casey 1940 118 portfolios	Director, National Life Insurance (2001 to 2005); Director, The Rouse Company, real estate developers (1990 to 2004); Director, Allfirst Financial Inc. (previously First Maryland Bancorp) (1983 to 2002)
None
Anthony W. Deering 1945 118 portfolios	Chairman, Exeter Capital, LLC, a private investment firm (2004 to present); Director, Vornado Real Estate Investment Trust (3/04 to present); Director, Mercantile Bankshares (4/03 to present); Member, Advisory Board, Deutsche Bank North America (2004 to present); Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers (1997 to 2004)
Vornado Real Estate Investment Trust, Mercantile Bankshares, Deutsche Bank North America
Donald W. Dick, Jr. 1943 118 portfolios	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm; Chairman, The Haven Group, a custom manufacturer of modular homes (1/04 to present)	None
David K. Fagin 1938 118 portfolios	Chairman and President, Nye Corporation (6/88 to present); Director, Canyon Resources Corp. (5/00 to present); Director, Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim Mining Corp. (2/02 to present)
Golden Star Resources Ltd., Canyon Resources Corp., and Pacific Rim Mining Corp.
Karen N. Horn 1943 118 portfolios	Director, Federal National Mortgage Association (9/06 to present); Managing Director and President, Global Private Client Services, Marsh Inc. (1999 to 2003); Managing Director and Head of International Private Banking, Bankers Trust (1996 to 1999); Director, Georgia Pacific (5/04 to 12/05)
Federal National Mortgage Association, Georgia Pacific, Eli Lilly and Company, and Simon Property Group
Theo C. Rodgers 1941 118 portfolios	President, A&R Development Corporation (1977 to present)	None
John G. Schreiber 1946 118 portfolios	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.	None

(a)All information about the directors was current as of December 31, 2006, except for the number of portfolios, which is current as of the date of this Statement of Additional Information.

Inside Directors(a)

The following persons are considered interested persons of the funds because they also serve as officers of the funds and/or T. Rowe Price or T. Rowe Price International. No more than two inside directors serve as directors of any fund.

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Edward C. Bernard 1956 113 portfolios	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board, Director, and President, T. Rowe Price Investment Services, Inc. and T. Rowe Price Retirement Plan Services, Inc.; Chairman of the Board and Director, T. Rowe Price Services, Inc., T. Rowe Price Savings Bank, T. Rowe Price Global Asset Management Limited, and T. Rowe Price Global Investment Services Limited; Director, T. Rowe Price International, Inc.; Chief Executive Officer, Chairman of the Board, Director, and President, T. Rowe Price Trust CompanyChairman of the Board, all funds
None
John H. Laporte; CFA 1945 15 portfolios	Vice President, T. Rowe Price and T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	None
Mary J. Miller; CFA 1955 37 portfolios	Director, T. Rowe Price Trust Company; Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc.	None
Brian C. Rogers; CFA, CIC 1955 60 portfolios	Chief Investment Officer, Director, and Vice President, T. Rowe Price; Chairman of the Board, Chief Investment Officer, and Vice President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price Trust CompanyPresident, Equity Series
None

(a)All information about the directors was current as of December 31, 2006, except for the number of portfolios, which is current as of the date of this Statement of Additional Information.

Term of Office and Length of Time Served

The directors serve until retirement, resignation, or election of a successor. The following table shows the year from which each director has served on each fund`s Board (or that of the corporation or trust of which the fund is a part).
Fund/Corporation/Trust	Number of portfolios	Independent Directors
		Casey	Deering	Dick	Fagin	Horn	Rodgers	Schreiber
Balanced	1	2005	2001	1991	1991	2003	2005	2001
Blue Chip Growth	1	2005	2001	1993	1993	2003	2005	2001
California Tax-Free Income Trust	2	2006	1986	2001	2001	2003	2005	1992
Capital Appreciation	1	2005	2001	1986	1988	2003	2005	2001
Capital Opportunity	1	2005	2001	1994	1994	2003	2005	2001
Corporate Income	1	2006	1995	2001	2001	2003	2005	1995
Developing Technologies	1	2005	2001	2000	2000	2003	2005	2001
Diversified Mid-Cap Growth	1	2005	2003	2003	2003	2003	2005	2003
Diversified Small-Cap Growth	1	2005	2001	1997	1997	2003	2005	2001
Dividend Growth	1	2005	2001	1992	1992	2003	2005	2001
Equity Income	1	2005	2001	1994	1988	2003	2005	2001
Equity Series	7	2005	2001	1994	1994	2003	2005	2001
Financial Services	1	2005	2001	1996	1996	2003	2005	2001
Fixed Income Series	2	2006	1994	2001	2001	2003	2005	1994
Global Technology	1	2005	2001	2000	2000	2003	2005	2001
GNMA	1	2006	1985	2001	2001	2003	2005	1992
Growth & Income	1	2005	2001	1982	1994	2003	2005	2001
Growth Stock	1	2005	2001	1980	1994	2003	2005	2001
Health Sciences	1	2005	2001	1995	1995	2003	2005	2001
High Yield	1	2006	1984	2001	2001	2003	2005	1992
Index Trust	3	2005	2001	1994	1994	2003	2005	2001
Inflation Protected Bond	1	2006	2002	2002	2002	2003	2005	2002
Institutional Equity	6	2005	2001	1996	1996	2003	2005	2001
Institutional Income	2	2006	2002	2002	2002	2003	2005	2002
Institutional International	4	2006	1991	1989	2001	2003	2006	2001
International	13	2006	1991	1988	2001	2003	2006	2001
International Index	1	2006	2000	2000	2001	2003	2006	2001
International Series	1	2006	1994	1994	2001	2003	2006	2001
Media & Telecommunications	1	2005	2001	1997	1997	2003	2005	2001
Mid-Cap Growth	1	2005	2001	1992	1992	2003	2005	2001
Mid-Cap Value	1	2005	2001	1996	1996	2003	2005	2001
New America Growth	1	2005	2001	1985	1994	2003	2005	2001
New Era	1	2005	2001	1994	1988	2003	2005	2001
New Horizons	1	2005	2001	1994	1988	2003	2005	2001
New Income	1	2006	1980	2001	2001	2003	2005	1992
Personal Strategy	3	2005	2001	1994	1994	2003	2005	2001
Prime Reserve	1	2006	1979	2001	2001	2003	2005	1992
Real Estate	1	2005	2001	1997	1997	2003	2005	2001
TRP Reserve Investment	2	2006	1997	2001	2001	2003	2005	1997
Retirement	12	2005	2002	2002	2002	2003	2005	2002
Science & Technology	1	2005	2001	1994	1994	2003	2005	2001
Short-Term Bond	1	2006	1983	2001	2001	2003	2005	1992
Short-Term Income	1	2006	2006	2006	2006	2006	2006	2006
Small-Cap Stock	1	2005	2001	1992	1992	2003	2005	2001
Small-Cap Value	1	2005	2001	1994	1994	2003	2005	2001
Spectrum	3	2005	2001	1999	1999	2003	2005	2001
State Tax-Free Income Trust	8	2006	1986	2001	2001	2003	2005	1992
Summit	2	2006	1993	2001	2001	2003	2005	1993
Summit Municipal	3	2006	1993	2001	2001	2003	2005	1993
Tax-Efficient	3	2005	2001	1997	1997	2003	2005	2001
Tax-Exempt Money	1	2006	1983	2001	2001	2003	2005	1992
Tax-Free High Yield	1	2006	1984	2001	2001	2003	2005	1992
Tax-Free Income	1	2006	1983	2001	2001	2003	2005	1992
Tax-Free Short-Intermediate	1	2006	1983	2001	2001	2003	2005	1992
U.S. Bond Index	1	2006	2000	2001	2001	2003	2005	2000
U.S. Treasury	3	2006	1989	2001	2001	2003	2005	1992
Value	1	2005	2001	1994	1994	2003	2005	2001

Fund/Corporation/Trust	Number of Portfolios	Inside Directors
		Bernard	Laporte	Miller	Rogers
Balanced	1	2006	—	—	2006
Blue Chip Growth	1	2006	—	—	2006
California Tax-Free Income Trust	2	2006	—	2004	—
Capital Appreciation	1	2006	—	—	2006
Capital Opportunity	1	2006	1994	—	—
Corporate Income	1	2006	—	2004	—
Developing Technologies	1	2006	—	—	2006
Diversified Mid-Cap Growth	1	2006	2006	—	—
Diversified Small-Cap Growth	1	2006	1997	—	—
Dividend Growth	1	2006	—	—	2006
Equity Income	1	2006	—	—	2006
Equity Series	7	2006	1994	—	—
Financial Services	1	2006	—	—	2006
Fixed Income Series	2	2006	—	2004	—
Global Technology	1	2006	—	—	2006
GNMA	1	2006	—	2004	—
Growth & Income	1	2006	—	—	2006
Growth Stock	1	2006	—	—	2006
Health Sciences	1	2006	1995	—	—
High Yield	1	2006	—	2004	—
Index Trust	3	2006	—	—	2006
Inflation Protected Bond	1	2006	—	2004	—
Institutional Equity	6	2006	—	—	2006
Institutional Income	2	2006	—	2004	—
Institutional International	4	2006	—	—	2006
International	13	2006	—	—	2006
International Index	1	2006	—	—	2006
International Series	1	2006	—	—	2006
Media & Telecommunications	1	2006	—	—	2006
Mid-Cap Growth	1	2006	—	—	2006
Mid-Cap Value	1	2006	—	—	2006
New America Growth	1	2006	1985	—	—
New Era	1	2006	—	—	2006
New Horizons	1	2006	1988	—	—
New Income	1	2006	—	2004	—
Personal Strategy	3	2006	—	—	2006
Prime Reserve	1	2006	—	2004	—
Real Estate	1	2006	—	—	2006
TRP Reserve Investment	2	2006	—	2004	—
Retirement	12	2006	—	—	2006
Science & Technology	1	2006	1988	—	—
Short-Term Bond	1	2006	—	2004	—
Short-Term Income	1	2006	—	2006	—
Small-Cap Stock	1	2006	1994	—	—
Small-Cap Value	1	2006	1994	—	—
Spectrum	3	2006	—	—	2006
State Tax-Free Income Trust	8	2006	—	2004	—
Summit	2	2006	—	2004	—
Summit Municipal	3	2006	—	2004	—
Tax-Efficient	3	2006	—	—	2006
Tax-Exempt Money	1	2006	—	2004	—
Tax-Free High Yield	1	2006	—	2004	—
Tax-Free Income	1	2006	—	2004	—
Tax-Free Short-Intermediate	1	2006	—	2004	—
U.S. Bond Index	1	2006	—	2004	—
U.S. Treasury	3	2006	—	2004	—
Value	1	2006	—	—	2006

Officers

Fund	Name	Position Held With Fund
All funds	Roger L. Fiery III Gregory S. Golczewski Henry H. Hopkins Julie L. Waples Joseph A. Carrier Patricia B. LippertJohn R. Gilner	Vice President Vice President Vice President Vice President Treasurer Secretary Chief Compliance Officer

Fund	Name	Position Held With Fund
Equity Series Blue Chip Growth Equity Income Equity Index 500 Health Sciences Mid-Cap Growth New America Growth Personal Strategy Balanced	Brian C. Rogers
E. Frederick Bair
Brian W.H. Berghuis
Kris H. Jenner
Joseph M. Milano
Edmund M. Notzon III
Larry J. Puglia
Stephen W. Boesel
Anna M. Dopkin
Robert N. Gensler
John D. Linehan
Robert W. Smith
Michael F. Sola
William J. Stromberg
John F. Wakeman
Charles M. Shriver
(See preceding table for remaining officers)
President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President

Fixed Income Series Limited-Term Bond Prime Reserve	Edward A. Wiese
James M. McDonald
Brian J. Brennan
Steven G. Brooks
Brian E. Burns
Alisa Fiumara
Charles B. Hill
Alan D. Levenson
Joseph K. Lynagh
Cheryl A. Mickel
Daniel O. Shackelford
John D. Wells
Michael J. Grogan
Terri L. Hett
Keir R. Joyce
(See preceding table for remaining officers)
President
Executive Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Vice President
Assistant Vice President
Assistant Vice President
Assistant Vice President

International Series International Stock	David J.L. Warren Mark C.J. Bickford-Smith William F. Wendler II Edward A. Wiese Ann B. Cranmer (See preceding table for remaining officers)	President Vice President Vice President Vice President Assistant Vice President

Officers

Name, Year of Birth, and Principal Occupation(s)	Position(s) Held With Fund(s)
E. Frederick Bair, 1969 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	Executive Vice President, Equity Series
Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Equity Series
Mark C.J. Bickford-Smith, 1962 Vice President, T. Rowe Price Group, Inc. and T. Rowe Price International, Inc.	Vice President, International Series
Stephen W. Boesel, 1944 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Equity Series
Brian J. Brennan, 1964 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Fixed Income Series
Steven G. Brooks, 1954 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Fixed Income Series
Brian E. Burns, 1960 Vice President, T. Rowe Price	Vice President, Fixed Income Series
Joseph A. Carrier, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Treasurer, all funds
Ann B. Cranmer, 1947
Vice President, T. Rowe Price Group, Inc. and T. Rowe Price
International, Inc.; Vice President and Secretary, T. Rowe Price
Global Asset Management Limited and T. Rowe Price Global
Investment Services Limited; FCIS
Assistant Vice President, International Series
Anna M. Dopkin, 1967 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Equity Series
Roger L. Fiery III, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CPA	Vice President, all funds
Alisa Fiumara, 1974 Vice President, T. Rowe Price; CFA	Vice President, Fixed Income Series
Robert N. Gensler, 1957 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President, Equity Series
John R. Gilner, 1961 Chief Compliance Officer and Vice President, T. Rowe Price; Vice President, T. Rowe Price Investment Services, Inc. and T. Rowe Price Group, Inc.	Chief Compliance Officer, all funds
Gregory S. Golczewski, 1966 Vice President, T. Rowe Price and T. Rowe Price Trust Company	Vice President, all funds
Michael J. Grogan, 1971 Assistant Vice President, T. Rowe Price; CFA	Assistant Vice President, Fixed Income Series
Terri L. Hett, 1959 Employee, T. Rowe Price	Assistant Vice President, Fixed Income Series
Charles B. Hill, 1961 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Fixed Income Series
Henry H. Hopkins, 1942
Director and Vice President, T. Rowe Price Investment
Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company; Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price International, Inc., and T. Rowe
Price Retirement Plan Services, Inc.
Vice President, all funds
Kris H. Jenner, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; M.D., D. Phil.	Executive Vice President, Equity Series
Keir R. Joyce, 1972 Vice President, T. Rowe Price	Assistant Vice President, Fixed Income Series
Alan D. Levenson, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Ph.D.	Vice President, Fixed Income Series
John D. Linehan, 1965 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Equity Series
Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary, all funds
Joseph K. Lynagh, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Fixed Income Series
James M. McDonald, 1949 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Executive Vice President, Fixed Income Series
Cheryl A. Mickel, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Fixed Income Series
Joseph M. Milano, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President, Equity Series
Edmund M. Notzon III, 1945 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Ph.D., CFA	Executive Vice President, Equity Series
Larry J. Puglia, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA, CPA	Executive Vice President, Equity Series
Daniel O. Shackelford, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Fixed Income Series
Charles M. Shriver, 1967 Vice President, T. Rowe Price; CFA	Assistant Vice President, Equity Series
Robert W. Smith, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President, Equity Series
Michael F. Sola, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, Equity Series
William J. Stromberg, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President, Equity Series
John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President, Equity Series
Julie L. Waples, 1970 Vice President, T. Rowe Price	Vice President, all funds
David J.L. Warren, 1957
Vice President, T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and President, T. Rowe Price International, Inc.; Director, T. Rowe Price, T. Rowe Price Global Asset Management Limited, and T. Rowe Price Global Investment Services Limited
President, International Series
John D. Wells, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Savings Bank	Vice President, Fixed Income Series
William F. Wendler II, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President, International Series
Edward A. Wiese, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank; CFA	President, Fixed Income Series; Vice President, International Series

Directors` Compensation

The following table shows remuneration paid by the funds to the independent directors. In addition to directors` fees payable to all independent directors, each director serving on the Audit Committee received $7,500 for such service for the calendar year 2006, while the chairman of the Audit Committee received $15,000 for such service for the calendar year 2006. The Lead Independent Director received $100,000 for the calendar year 2006. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International (inside directors) does not receive any remuneration from the funds. The funds do not pay pension or retirement benefits to their directors or officers.

The following table shows the total compensation from the funds paid to the directors for the calendar year 2006:
Directors	Total Compensation
Casey	$190,000
Deering	290,000
Dick	207,000
Fagin	192,000
Horn	199,500
Rodgers	197,500
Schreiber	190,000


The following table shows the amounts paid to the directors based on accrued compensation for the calendar year 2006:
Fund	Aggregate Compensation From Fund
	Casey	Deering	Dick	Fagin	Horn	Rodgers	Schreiber
Blue Chip Growth Portfolio	$843	$1,089	$778	$721	$747	$774	$714
Equity Income Portfolio	2,926	2,671	1,909	1,770	1,841	1,899	1,748
Equity Index 500 Portfolio	692	983	699	651	672	696	645
Health Sciences Portfolio	688	979	699	646	675	697	641
International Stock Portfolio	577	1,573	1,124	1,044	1,083	600	1,030
Limited-Term Bond Portfolio	413	1,128	803	742	773	752	735
Mid-Cap Growth Portfolio	1,482	1,475	1,053	980	1,019	1,055	968
New America Growth Portfolio	793	1,056	752	697	725	749	691
Personal Strategy Balanced Portfolio	868	1,114	799	735	768	790	728
Prime Reserve Portfolio	391	1,072	762	705	734	706	699


Directors` Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the independent and inside directors, as of December 31, 2006, unless otherwise indicated.

Aggregate Holdings, All Funds	Independent Directors
	Casey	Deering	Dick	Fagin	Horn	Rodgers	Schreiber
	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000
Balanced	over $100,000	None	None	over $100,000	None	None	None
Blue Chip Growth	None	None	$10,001-$50,000	over $100,000	$50,001-$100,000	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None	None
Blue Chip Growth Fund— R Class	None	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None	None
California Tax-Free Money	None	None	None	None	None	None	None
Capital Appreciation	None	None	over $100,000	None	None	over $100,000	None
Capital Appreciation Fund—Advisor Class	None	None	None	None	None	None	None
Capital Opportunity	None	None	None	None	None	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None	None	None	None
Corporate Income	None	None	None	None	None	None	None
Developing Technologies	None	None	None	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	$50,001-$100,000	None	None	None
Diversified Small-Cap Growth	None	None	None	None	None	None	None
Dividend Growth	None	None	None	$50,001-$100,000	$50,001-$100,000	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None	None	None	None
Emerging Europe & Mediterranean	None	None	None	None	None	None	None
Emerging Markets Bond	None	None	None	None	None	None	None
Emerging Markets Stock	None	over $100,000	None	None	None	None	None
Equity Income	over $100,000	over $100,000	over $100,000	over $100,000	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None	None
Equity Income Fund— R Class	None	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None	None
Equity Index 500	over $100,000	None	None	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None	None
European Stock	None	$10,001-$50,000	$10,001-$50,000	$50,001-$100,000	None	None	None
Extended Equity Market Index	None	None	None	None	None	None	None
Financial Services	None	None	$10,001-$50,000	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None	None
Global Stock	None	None	over $100,000	$10,001-$50,000	None	None	None
Global Stock Fund—Advisor Class	None	None	None	None	None	None	None
Global Technology	None	over $100,000	None	None	None	None	None
GNMA	None	None	None	None	None	None	over $100,000
TRP Government Reserve Investment	None	None	None	None	None	None	None
Growth & Income	None	None	$1-$10,000	None	None	None	over $100,000
Growth Stock	over $100,000	over $100,000	over $100,000	None	None	None	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None	None
Growth Stock Fund— R Class	None	None	None	None	None	None	None
Health Sciences	None	None	$10,001-$50,000	$50,001-$100,000	None	None	None
Health Sciences Portfolio	None	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None	None
High Yield	None	None	$50,001-$100,000	None	$1-$10,000	None	over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None	None	None
Inflation Protected Bond	None	None	None	None	None	None	None
Institutional Core Plus	None	None	None	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None	None	None	None
Institutional Foreign Equity	None	None	None	None	None	None	None
Institutional Global Equity	None	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None	None
Institutional Concentrated Large-Cap Value	None	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None	None
International Bond	over $100,000	$50,001-$100,000	over $100,000	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None	None
International Discovery	None	$50,001-$100,000	$50,001-$100,000	None	None	None	None
International Equity Index	None	None	None	None	None	None	None
International Growth & Income	None	None	None	$50,001-$100,000	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None	None
International Stock	None	over $100,000	None	over $100,000	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None	None
International Stock Fund— R Class	None	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None	None
Japan	None	over $100,000	None	None	None	None	None
Latin America	None	None	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None	None	None
Limited-Term Bond Portfolio—II	None	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None	None
Media & Telecommunications	$10,001-$50,000	over $100,000	None	None	None	None	None
Mid-Cap Growth	None	over $100,000	$10,001-$50,000	over $100,000	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Growth Fund— R Class	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None	None
Mid-Cap Value	None	None	None	over $100,000	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Mid-Cap Value Fund— R Class	None	None	None	None	None	None	None
New America Growth	None	None	None	None	None	None	None
New America Growth Fund—Advisor Class	None	None	None	None	None	None	None
New America Growth Portfolio	None	None	None	None	None	None	None
New Asia	None	None	None	$10,001-$50,000	None	None	None
New Era	None	None	None	None	None	None	None
New Horizons	over $100,000	over $100,000	$10,001-$50,000	$1-$10,000	None	None	None
New Income	None	None	$50,001-$100,000	None	None	None	over $100,000
New Income Fund—Advisor Class	None	None	None	None	None	None	None
New Income Fund— R Class	None	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None	None
New York Tax-Free Money	None	None	None	None	None	None	None
Overseas Stock	None	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None	None
Personal Strategy Growth	None	None	None	None	None	None	None
Personal Strategy Income	None	None	None	None	None	None	None
Prime Reserve	None	None	over $100,000	None	None	$10,001-$50,000	$10,001-$50,000
Prime Reserve Portfolio	None	None	None	None	None	None	None
Real Estate	$50,001-$100,000	None	None	over $100,000	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None	None	None	None
TRP Reserve Investment	None	None	None	None	None	None	None
Retirement 2005	None	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2010 Fund— R Class	None	None	None	None	None	None	None
Retirement 2015	None	None	None	None	None	None	None
Retirement 2020	None	None	None	None	$10,001-$50,000	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2020 Fund— R Class	None	None	None	None	None	None	None
Retirement 2025	None	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2030 Fund— R Class	None	None	None	None	None	None	None
Retirement 2035	None	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2040 Fund— R Class	None	None	None	None	None	None	None
Retirement 2045	None	None	None	None	None	None	None
Retirement 2050	None	None	None	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None	None	None	None
Retirement 2050 Fund— R Class	None	None	None	None	None	None	None
Retirement 2055	None	None	None	None	None	None	None
Retirement Income	None	None	None	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None	None	None	None
Retirement Income Fund— R Class	None	None	None	None	None	None	None
Science & Technology	None	None	None	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None	None
Short-Term Bond	None	None	None	$50,001-$100,000	None	None	over $100,000
Short-Term Bond Fund—Advisor Class	None	None	None	None	None	None	None
Short-Term Income	None	None	None	None	None	None	None
Small-Cap Stock	None	None	$10,001-$50,000	over $100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None	None
Small-Cap Value	over $100,000	None	$10,001-$50,000	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None	None
Spectrum Growth	None	None	None	None	None	None	None
Spectrum Income	None	None	None	None	None	None	None
Spectrum International	None	None	None	None	None	None	None
Summit Cash Reserves	None	None	over $100,000	over $100,000	over $100,000	None	$1-$10,000
Summit GNMA	None	None	None	None	None	None	None
Summit Municipal Income	None	None	None	None	None	None	over $100,000
Summit Municipal Intermediate	None	None	None	over $100,000	None	None	over $100,000
Summit Municipal Money Market	None	None	None	$10,001-$50,000	None	None	$50,001-$100,000
Tax-Efficient Balanced	None	None	None	None	None	None	None
Tax-Efficient Growth	None	None	None	None	None	None	None
Tax-Efficient Multi-Cap Growth	None	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	None	$1-$10,000
Tax-Free High Yield	None	None	None	$50,001-$100,000	None	None	over $100,000
Tax-Free Income	None	None	None	None	None	None	over $100,000
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	over $100,000	None	None	over $100,000
Total Equity Market Index	None	None	None	None	None	None	None
U.S. Bond Index	None	None	None	None	None	None	None
U.S. Treasury Intermediate	None	None	$50,001-$100,000	None	None	None	over $100,000
U.S. Treasury Long-Term	None	None	None	None	None	None	over $100,000
U.S. Treasury Money	None	None	None	None	None	None	$1-$10,000
Value	None	None	$10,001-$50,000	over $100,000	None	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None	None	None	None


Aggregate Holdings, All Funds	Inside Directors
	Bernard	Laporte	Miller	Rogers
	over $100,000	over $100,000	over $100,000	over $100,000
Balanced	None	None	None	None
Blue Chip Growth	None	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None
Blue Chip Growth Fund—R Class	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None
California Tax-Free Bond	None	None	None	None
California Tax-Free Money	None	None	None	None
Capital Appreciation	None	over $100,000	None	None
Capital Appreciation Fund—Advisor Class	None	None	None	None
Capital Opportunity	None	over $100,000	None	None
Capital Opportunity Fund—Advisor Class	None	None	None	None
Capital Opportunity Fund—R Class	None	None	None	None
Corporate Income	None	None	None	None
Developing Technologies	$50,001-$100,000	over $100,000	over $100,000	over $100,000
Diversified Mid-Cap Growth	None	None	None	None
Diversified Small-Cap Growth	None	None	None	None
Dividend Growth	None	None	None	None
Dividend Growth Fund—Advisor Class	None	None	None	None
Emerging Europe & Mediterranean	None	None	None	None
Emerging Markets Bond	None	None	None	None
Emerging Markets Stock	over $100,000	None	None	None
Equity Income	over $100,000	None	over $100,000	over $100,000
Equity Income Fund—Advisor Class	None	None	None	None
Equity Income Fund—R Class	None	None	None	None
Equity Income Portfolio	None	None	None	None
Equity Income Portfolio—II	None	None	None	None
Equity Index 500	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None
European Stock	None	$50,001-$100,000	over $100,000	over $100,000
Extended Equity Market Index	None	None	None	None
Financial Services	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None
Global Stock	over $100,000	over $100,000	None	over $100,000
Global Stock Fund—Advisor Class	None	None	None	None
Global Technology	None	None	None	None
GNMA	None	None	None	None
TRP Government Reserve Investment	None	None	None	None
Growth & Income	None	None	None	None
Growth Stock	over $100,000	over $100,000	$50,001-$100,000	over $100,000
Growth Stock Fund—Advisor Class	None	None	None	None
Growth Stock Fund—R Class	None	None	None	None
Health Sciences	None	None	None	None
Health Sciences Portfolio	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None
High Yield	$10,001-$50,000	None	over $100,000	None
High Yield Fund—Advisor Class	None	None	None	None
Inflation Protected Bond	None	None	None	None
Institutional Core Plus	None	None	None	None
Institutional Emerging Markets Bond	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None
Institutional Foreign Equity	None	None	None	None
Institutional Global Equity	None	None	None	None
Institutional High Yield	None	None	None	None
Institutional Concentrated Large-Cap Value	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None
Institutional Large-Cap Value	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None
International Bond	None	None	over $100,000	None
International Bond Fund—Advisor Class	None	None	None	None
International Discovery	$10,001-$50,000	over $100,000	None	None
International Equity Index	None	None	None	None
International Growth & Income	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None
International Stock	over $100,000	over $100,000	over $100,000	None
International Stock Fund—Advisor Class	None	None	None	None
International Stock Fund—R Class	None	None	None	None
International Stock Portfolio	None	None	None	None
Japan	$1-$10,000	None	over $100,000	over $100,000
Latin America	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None
Limited-Term Bond Portfolio—II	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None
Maryland Tax-Free Bond	None	over $100,000	over $100,000	None
Maryland Tax-Free Money	None	None	over $100,000	None
Media & Telecommunications	None	None	None	$50,001-$100,000
Mid-Cap Growth	over $100,000	over $100,000	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None
Mid-Cap Growth Fund—R Class	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None
Mid-Cap Value	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None
Mid-Cap Value Fund—R Class	None	None	None	None
New America Growth	None	over $100,000	None	over $100,000
New America Growth Fund—Advisor Class	None	None	None	None
New America Growth Portfolio	None	None	None	None
New Asia	$50,001-$100,000	over $100,000	over $100,000	None
New Era	None	None	over $100,000	None
New Horizons	None	over $100,000	over $100,000	None
New Income	None	$50,001-$100,000	None	$50,001-$100,000
New Income Fund—Advisor Class	None	None	None	None
New Income Fund—R Class	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None
New York Tax-Free Bond	None	None	None	None
New York Tax-Free Money	None	None	None	None
Overseas Stock	None	None	None	None
Personal Strategy Balanced	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None
Personal Strategy Growth	None	None	None	None
Personal Strategy Income	None	None	None	None
Prime Reserve	over $100,000	over $100,000	None	$50,001-$100,000
Prime Reserve Portfolio	None	None	None	None
Real Estate	None	None	None	None
Real Estate Fund—Advisor Class	None	None	None	None
TRP Reserve Investment	None	None	None	None
Retirement 2005	None	None	None	None
Retirement 2010	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None
Retirement 2010 Fund—R Class	None	None	None	None
Retirement 2015	None	None	None	None
Retirement 2020	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None
Retirement 2020 Fund—R Class	None	None	None	None
Retirement 2025	None	None	None	None
Retirement 2030	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None
Retirement 2030 Fund—R Class	None	None	None	None
Retirement 2035	None	None	None	None
Retirement 2040	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None
Retirement 2040 Fund—R Class	None	None	None	None
Retirement 2045	None	None	None	None
Retirement 2050	None	None	None	None
Retirement 2050 Fund—Advisor Class	None	None	None	None
Retirement 2050 Fund—R Class	None	None	None	None
Retirement 2055	None	None	None	None
Retirement Income	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None
Retirement Income Fund—R Class	None	None	None	None
Science & Technology	$10,001-$50,000	over $100,000	$10,001-$50,000	None
Science & Technology Fund—Advisor Class	None	None	None	None
Short-Term Bond	None	None	over $100,000	over $100,000
Short-Term Bond Fund—Advisor Class	None	None	None	None
Short-Term Income	None	None	None	None
Small-Cap Stock	$10,001-$50,000	None	$10,001-$50,000	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None
Small-Cap Value	None	None	None	over $100,000
Small-Cap Value Fund—Advisor Class	None	None	None	None
Spectrum Growth	None	None	over $100,000	None
Spectrum Income	None	None	$50,001-$100,000	over $100,000
Spectrum International	None	None	None	None
Summit Cash Reserves	over $100,000	over $100,000	None	over $100,000
Summit GNMA	None	None	None	None
Summit Municipal Income	None	None	None	None
Summit Municipal Intermediate	None	None	None	None
Summit Municipal Money Market	None	None	None	None
Tax-Efficient Balanced	None	None	over $100,000	None
Tax-Efficient Growth	None	None	None	None
Tax-Efficient Multi-Cap Growth	None	None	None	None
Tax-Exempt Money	None	None	$50,001-$100,000	None
Tax-Free High Yield	None	None	None	None
Tax-Free Income	None	None	over $100,000	None
Tax-Free Income Fund—Advisor Class	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None
Total Equity Market Index	None	None	None	None
U.S. Bond Index	None	None	None	None
U.S. Treasury Intermediate	None	None	None	None
U.S. Treasury Long-Term	None	None	$50,001-$100,000	None
U.S. Treasury Money	None	None	None	None
Value	None	over $100,000	$50,001-$100,000	over $100,000
Value Fund—Advisor Class	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None


Portfolio Managers` Holdings in the Price Funds

The following table sets forth the Price Fund holdings of each fund`s portfolio manager(s).
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/06
Portfolio Manager
Balanced	Edmund M. Notzon III	none	over $1,000,000
Blue Chip Growth	Larry J. Puglia	$500,001—$1,000,000	over $1,000,000
Capital Appreciation	Jeffrey W. Arricale David R. Giroux(b)	$500,001—$1,000,000 $100,001—$500,000	$500,001—$1,000,000 $100,001—$500,000
Capital Opportunity	Anna Dopkin	$50,001—$100,000	over $1,000,000
Corporate Income	David A. Tiberii	$1—$10,000	$100,001—$500,000
Developing Technologies	Jeffrey Rottinghaus	$10,001—$50,000	$500,001—$1,000,000
Diversified Mid-Cap Growth	Donald J. Peters	$500,001—$1,000,000	over $1,000,000
Diversified Small-Cap Growth	Sudhir Nanda	$10,001—$50,000	$100,001—$500,000
Dividend Growth	Thomas J. Huber	$100,001—$500,000	over $1,000,000
Emerging Europe & Mediterranean	Christopher D. Alderson	none	over $1,000,000
Emerging Markets Bond	Michael J. Conelius	$100,001—$500,000	$500,001—$1,000,000
Emerging Markets Stock	Christopher D. Alderson Frances Dydasco Mark J.T. Edwards Gonzalo Pangaro	$100,001—$500,000 none none $50,001—$100,000	over $1,000,000 $10,001—$50,000 $500,001—$1,000,000 $500,001—$1,000,000
Equity Income	Brian C. Rogers	over $1,000,000	over $1,000,000
Equity Index 500	E. Frederick Bair	$50,001—$100,000	$100,001—$500,000
European Stock	Dean Tenerelli	none	none
Extended Equity Market Index	E. Frederick Bair	$10,001—$50,000	$100,001—$500,000
Financial Services	Jeffrey W. Arricale	none	$100,001—$500,000
Global Stock	Robert N. Gensler	over $1,000,000	over $1,000,000
Global Technology	Jeffrey Rottinghaus	$10,001—$50,000	$500,001-$1,000,000
GNMA	Connice A. Bavely	$10,001—$50,000	over $1,000,000
Growth & Income	Thomas J. Huber	none	over $1,000,000
Growth Stock	Robert W. Smith	over $1,000,000	over $1,000,000
Health Sciences	Kris H. Jenner	$100,001—$500,000	$100,001—$500,000
High Yield	Mark J. Vaselkiv	$100,001—$500,000	over $1,000,000
Inflation Protected Bond	Daniel O. Shackelford	$10,001—$50,000	$500,001—$1,000,000
International Bond	Ian D. Kelson	$100,001—$500,000	$100,001—$500,000
International Discovery	M. Campbell Gunn Anh Lu Justin Thomson	none none $100,001—$500,000	none none $100,001—$500,000
International Equity Index	E. Frederick Bair Neil Smith	$1—$10,000 none	$100,001—$500,000 none
International Growth & Income	Raymond A. Mills, Ph.D.	$100,001—$500,000	$500,001—$1,000,000
International Stock	Mark C.J. Bickford-Smith Dean Tenerelli David J.L. Warren	$100,001—$500,000 none $100,001—$500,000	$100,001—$500,000 none $500,001—$1,000,000
Japan	M. Campbell Gunn	none	none
Latin America	Gonzalo Pangaro	$100,001—$500,000	$500,001—$1,000,000
Maryland Short-Term Tax-Free Bond	Charles B. Hill	$1—$10,000	$500,001—$1,000,000
Maryland Tax-Free Bond	Hugh D. McGuirk	$10,001—$50,000	over $1,000,000
Maryland Tax-Free Money	Joseph K. Lynagh	$10,001—$50,000	over $1,000,000
Media & Telecommunications	P. Robert Bartolo Henry M. Ellenbogen	$100,001—$500,000 $50,001—$100,000	$100,001—$500,000 $500,001—$1,000,000
Mid-Cap Growth	Brian W.H. Berghuis	over $1,000,000	over $1,000,000
Mid-Cap Value	David J. Wallack	$500,001—$1,000,000	over $1,000,000
New America Growth	Joseph M. Milano	$500,001—$1,000,000	over $1,000,000
New Asia	Frances Dydasco	none	$10,001—$50,000
New Era	Charles M. Ober	$100,001—$500,000	over $1,000,000
New Horizons	John H. Laporte	over $1,000,000	over $1,000,000
New Income	Daniel O. Shackelford	$10,001—$50,000	$500,001—$1,000,000
Overseas Stock	Raymond A. Mills, Ph.D.	(c)	$500,001—$1,000,000
Personal Strategy Balanced	Edmund M. Notzon III	$10,001—$50,000	over $1,000,000
Personal Strategy Growth	Edmund M. Notzon III	$10,001—$50,000	over $1,000,000
Personal Strategy Income	Edmund M. Notzon III	$10,001—$50,000	over $1,000,000
Prime Reserve	James M. McDonald	$50,001—$100,000	over $1,000,000
Real Estate	David M. Lee	$100,001—$500,000	over $1,000,000
Science & Technology	Michael F. Sola	$100,001—$500,000	over $1,000,000
Short-Term Bond	Edward A. Wiese	$100,001—$500,000	over $1,000,000
Small-Cap Stock	Gregory A. McCrickard	$100,001—$500,000	over $1,000,000
Small-Cap Value	Preston G. Athey	over $1,000,000	over $1,000,000
Spectrum Growth	Edmund M. Notzon III	$500,001—$1,000,000	over $1,000,000
Spectrum Income	Edmund M. Notzon III	$500,001—$1,000,000	over $1,000,000
Spectrum International	David J.L. Warren	none	$500,001—$1,000,000
Summit Cash Reserves	James M. McDonald	$10,001—$50,000	over $1,000,000
Summit GNMA	Connice A. Bavely	none	over $1,000,000
Summit Municipal Income	Konstantine B. Mallas	$10,001—$50,000	$500,001—$1,000,000
Summit Municipal Intermediate	Charles B. Hill	$10,001—$50,000	$500,001—$1,000,000
Summit Municipal Money Market	Joseph K. Lynagh	none	over $1,000,000
Tax-Efficient Balanced	Hugh D. McGuirk Donald J. Peters	$10,001—$50,000$500,001—$1,000,000	over $1,000,000 over $1,000,000
Tax-Efficient Growth	Donald J. Peters	over $1,000,000	over $1,000,000
Tax-Efficient Multi-Cap Growth	Donald J. Peters	$500,001—$1,000,000	over $1,000,000
Tax-Exempt Money	Joseph K. Lynagh	none	over $1,000,000
Tax-Free High Yield	James M. Murphy	$10,001—$50,000	$500,001—$1,000,000
Tax-Free Income	Mary J. Miller	$100,001—$500,000	over $1,000,000
Tax-Free Short-Intermediate	Charles B. Hill	none	$500,001—$1,000,000
Total Equity Market Index	E. Frederick Bair Ken D. Uematsu	$1—$10,000 none	$100,001—$500,000 $100,001—$500,000
U.S. Bond Index	Edmund M. Notzon III	$10,001—$50,000	over $1,000,000
U.S. Treasury Intermediate	Cheryl A. Mickel	$10,001—$50,000	$500,001—$1,000,000
U.S. Treasury Long-Term	Brian J. Brennan	$10,001—$50,000	$100,001—$500,000
U.S. Treasury Money	James M. McDonald	none	over $1,000,000
Value	John D. Linehan	$100,001—$500,000	over $1,000,000

(a)See table beginning on page 2 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 2.

(b)On July 1, 2007, David R. Giroux will become the sole portfolio manager of the fund.

(c)The fund incepted after its fiscal year end, therefore, the range of fund holdings as of the fund`s fiscal year will be updated concurrently with its prospectus date as shown in the table beginning on page 2.

The following funds may be purchased only by institutional investors.
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/06
Portfolio Manager
Institutional Concentrated Large-Cap Value	David R. Giroux John D. Linehan	none none	$100,001—$500,000 over $1,000,000
Institutional Core Plus	Brian J. Brennan	none	$100,001—$500,000
Institutional Emerging Markets Bond	Michael J. Conelius	none	$500,001—$1,000,000
Institutional Emerging Markets Equity	Christopher D. Alderson Frances Dydasco Mark J.T. Edwards Gonzalo Pangaro David J.L. Warren	none none none none none	over $1,000,000 $10,001—$50,000 $500,001—$1,000,000 $500,001—$1,000,000 $500,001—$1,000,000
Institutional Foreign Equity	Mark C.J. Bickford-Smith Dean Tenerelli David J.L. Warren	none none none	$100,001—$500,000 none $500,001—$1,000,000
Institutional Global Equity	Robert N. Gensler	none	over $1,000,000
Institutional High Yield	Mark J. Vaselkiv	none	over $1,000,000
Institutional Large-Cap Core Growth	Larry J. Puglia	none	over $1,000,000
Institutional Large-Cap Growth	Robert W. Sharps	none	over $1,000,000
Institutional Large-Cap Value	David Giroux John D. Linehan Brian C. Rogers	none none none	$100,001—$500,000 over $1,000,000 over $1,000,000
Institutional Mid-Cap Equity Growth	Brian W.H. Berghuis	none	over $1,000,000
Institutional Small-Cap Stock	Gregory A. McCrickard	none	over $1,000,000
Short-Term Income	Edward A. Wiese	none	over $1,000,000

(a)See table beginning on page 2 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 2.

The following funds are designed as investment options for insurance companies issuing variable annuity or variable life insurance contracts. Variable life insurance contracts may not be suitable investments for these portfolio managers.
Fund		Range of Fund Holdings as of Fund`s Fiscal Yeara	All Funds Range as of 12/31/06
Portfolio Manager
Blue Chip Growth Portfolio	Larry J. Puglia	none	over $1,000,000
Equity Income Portfolio	Brian C. Rogers	none	over $1,000,000
Equity Index 500 Portfolio	E. Frederick Bair	none	$100,001—$500,000
Health Sciences Portfolio	Kris H. Jenner	none	$100,001—$500,000
International Stock Portfolio	Mark C.J. Bickford-Smith Dean Tenerelli David J.L. Warren	none none none	$100,001—$500,000 none $500,001—$1,000,000
Limited-Term Bond Portfolio	Edward A. Wiese	none	over $1,000,000
Mid-Cap Growth Portfolio	Brian W.H. Berghuis	none	over $1,000,000
New America Growth Portfolio	Joseph M. Milano	none	over $1,000,000
Personal Strategy Balanced Portfolio	Edmund M. Notzon III	none	over $1,000,000
Prime Reserve Portfolio	James M. McDonald	none	over $1,000,000


(a)See table beginning on page 2 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 2.

The following funds are designed for persons residing in the indicated state. The portfolio managers reside in Maryland.
Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/06
Portfolio Manager
California Tax-Free Bond	Konstantine B. Mallas	none	$500,001—$1,000,000
California Tax-Free Money	Joseph K. Lynagh	none	over $1,000,000
Georgia Tax-Free Bond	Hugh D. McGuirk	none	over $1,000,000
New Jersey Tax-Free Bond	Konstantine B. Mallas	none	$500,001—$1,000,000
New York Tax-Free Bond	Konstantine B. Mallas	none	$500,001—$1,000,000
New York Tax-Free Money	Joseph K. Lynagh	none	over $1,000,000
Virginia Tax-Free Bond	Hugh D. McGuirk	none	over $1,000,000

(a)See table beginning on page 2 for the fiscal year of the funds. The range of fund holdings as of the fund`s fiscal year is updated concurrently with each fund`s prospectus date as shown in the table beginning on page 2.

The following funds are designed such that a single individual would select one fund based on that person`s expected retirement date.

Fund		Range of Fund Holdings as of Fund`s Fiscal Year a	All Funds Range as of 12/31/06
Portfolio Manager
Retirement 2005	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2010	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2015	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2020	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2025	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2030	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2035	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2040	Jerome A. Clark Edmund M. Notzon III	$500,001—$1,000,000 none	over $1,000,000 over $1,000,000
Retirement 2045	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2050	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement 2055	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000
Retirement Income	Jerome A. Clark Edmund M. Notzon III	none none	over $1,000,000 over $1,000,000


Portfolio Manager Compensation

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the

opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund`s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by our Investment Steering Committees and those funds are the same ones presented to our mutual fund directors in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the Tax-Efficient Funds. Compensation is viewed with a long-term time horizon. The more consistent a manager`s performance over time, the higher the compensation opportunity. The increase or decrease in a fund`s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund`s expense ratio is usually taken into account.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

The following table sets forth the number and total assets of the mutual funds and accounts managed by the Price Funds` portfolio managers as of the fiscal year of the funds they manage, unless otherwise indicated. All of the assets of the funds that have multiple portfolio managers are shown as being allocated to all managers of those funds. There are no accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Christopher D. Alderson	7	$4,557,523,050	3	$3,087,890,467	8	$2,365,889,463
Preston G. Athey	7	8,238,481,391	2	3,931,832	9	759,098,508
Jeffrey W. Arricale	1	444,696,156	—	—	—	—
E. Frederick Bair	8	8,785,821,074	1	3,757,612,568	1	514,614,023
P. Robert Bartolo	2	1,594,396,107	1	1,342,419,930	—	—
Connice A. Bavely	5	1,440,652,343	1	102,912,331	3	894,526,605
Brian W.H. Berghuis	8	19,105,214,580	—	—	6	1,196,351,377
Mark C.J. Bickford-Smith	3	1,461,994,503	1	144,151,894	4	2,071,536,293
Brian J. Brennan	3	280,884,309	6	2,744,546,859	7	542,508,780
Jerome A. Clark	43	13,338,661,809	5	32,441,641	—	—
Michael J. Conelius	4	793,155,596	3	266,096,742	1	0
Anna M. Dopkin	5	1,923,512,973	5	2,217,532,071	29	7,355,080,383
Frances Dydasco	3	5,075,051,012	1	3,162,083	—	—
Mark J.T. Edwards	2	2,453,727,688	—	—	—	—
Henry M. Ellenbogen	1	1,456,440,715	—	—	—	—
Robert N. Gensler	7	982,478,723	5	2,081,008,005	5	1,599,238,431
David R. Giroux	5	14,091,015,432	1	106,932,415	—	—
M. Campbell Gunn	2	2,671,378,608	1	38,368,707	2	1,098,064,513
Charles B. Hill	5	1,205,174,847	—	—	12	1,122,200,579
Thomas J. Huber	2	2,547,114,509	1	126,553,853	—	—
Kris H. Jenner	5	2,379,410,623	2	87,786,808	1	26,406,091
Ian D. Kelson	13	2,865,759,314	22	427,459,465	3	48,597,055
John H. Laporte	2	7,437,902,049	2	225,845,007	8	822,106,297
David M. Lee	3	2,989,623,613	—	—	1	29,664,471
John D. Linehan	7	7,727,469,512	2	521,721,688	13	971,361,250
Anh Lu	1	2,096,740,291	—	—	—	—
Joseph K. Lynagh	5	1,641,069,973	—	—	14	350,961,256
Konstantine B. Mallas	4	1,140,936,313	—	—	4	67,103,044
Gregory A. McCrickard	4	8,381,343,162	2	213,231,912	7	1,013,051,301
James M. McDonald	6	21,305,902,258	1	443,111,517	—	—
Hugh D. McGuirk	4	2,021,720,880	—	—	10	288,723,487
Cheryl A. Mickel	1	241,954,257	1	3,457,877,929	18	2,819,107,450
Joseph M. Milano	2	901,935,971	—	—	—	—
Mary J. Miller	1	1,789,849,500	—	—	2	197,470,994
Raymond A. Mills, Ph.D.	3	2,245,035,818	—	—	2	29,588,483
James M. Murphy	1	1,430,181,518	—	—	—	—
Sudhir Nanda	4	793,608,511	—	—	—	—
Edmund M. Notzon III	10	13,355,221,341	14	2,685,048,519	16	1,385,914,838
Charles M. Ober	2	4,166,754,711	—	—	4	601,781,869
Gonzalo Pangaro	3	4,336,626,662	—	—	—	—
Donald J. Peters	13	2,714,042,078	—	—	36	2,119,872,076
Larry J. Puglia	10	15,590,009,790	1	51,762,622	12	1,348,567,627
Brian C. Rogers	13	33,898,044,354	3	370,594,443	18	1,941,638,978
Jeffrey Rottinghaus	2	165,319,984	2	10,938,139	—	—
Daniel O. Shackelford	5	4,306,582,555	1	164,007,473	6	1,485,806,187
Robert W. Sharps	8	3,906,150,370	4	2,561,405,386	27	5,120,693,094
Neil Smith	1	249,739,538	—	—	—	—
Robert W. Smith	11	23,167,412,623	1	113,408,350	5	368,132,318
Michael F. Sola	3	4,327,702,875	—	—	—	—
William J. Stromberg	3	1,161,625,064	4	1,189,854,244	22	3,763,638,059
Dean Tenerelli	2	1,521,432,427	—	—	—	—
Justin Thomson	1	2,096,740,291	—	—	—	—
David A. Tiberii	2	219,373,319	3	228,490,632	11	1,708,881,453
Ken D. Uematsu	1	465,513,444	—	—	—	—
Mark J. Vaselkiv	7	5,310,124,108	9	2,720,791,479	17	2,232,352,141
David J. Wallack	3	7,724,604,192	—	—	2	214,305,351
David J.L. Warren	5	8,489,319,599	1	150,891,588	1	107,769,980
Edward A. Wiese	4	2,164,424,648	1	61,349,882	11	1,467,077,473
Paul W. Wojcik	4	832,110,948	—	—	1	28,266,606


Conflicts of Interest

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager`s Compensation" section, our portfolio managers` compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the "Portfolio Transactions" section of this Statement of Additional Information for more information on our brokerage and trade allocation policies.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price pays Morningstar for a variety of products and services and manages the Morningstar retirement plan. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price.

PRINCIPAL HOLDERS OF SECURITIES

As of March 23, 2007, the directors and officers of the funds, as a group, owned less than 1% of the outstanding shares of any fund.

As of March 23, 2007, the following shareholders of record owned more than 5% of the outstanding shares of the indicated funds and/or classes.

Fund	Shareholder	%
Blue Chip Growth Portfolio	C.M. Life Insurance Company
Attn.: Fund Operations
1295 State Street
Springfield, Massachusetts 01111

CUNA Mutual Life Insurance Company
Century Group Annuity
c/o Fund Accounting
2000 Heritage Way
Waverly, Iowa 50677

Mass Mutual Life Insurance Company
Attn.: Fund Operations
1295 State Street
Springfield, Massachusetts 01111

NYLIAC
Attn.: Ashesh Upadhyay
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054

Security Benefit Life Insurance Company
FBO T. Rowe Price No-Load Variable Annuity
Attn.: Mark Young
700 SW Harrison Street
Topeka, Kansas 66636

Sun Life Assurance Company of Canada
1 Sun Life Executive Park
Attn.: Kelley Bernier
Wellesley Hills, Massachusetts 02481

Transamerica Life Insurance Company
EM Operational Accounting
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

Western Reserve Life Assurance Company of Ohio
EM Operational Accounting
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499
5.31 6.11 6.15 12.91 14.66 5.71 23.15 13.12
Blue Chip Growth Portfolio—II	Lincoln Benefit Life Company
Lincoln Benefit Variable Annuity I A
544 Lakeview Parkway
Vernon Hills, Illinois 60061

Nationwide Insurance Company
NWVA9
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, Ohio 43218

Nationwide Insurance Company
NWVAII

National Life Insurance Company
Sentinel Advantage VPS M415
Attn.: Investment Accounting M4151 National Life Drive
Montpelier, Vermont 05604
21.60 11.05 46.86(a) 10.15
Equity Income Portfolio	American United Life
American Unit Trust
Attn.: Bill Flory
P.O. Box 1995
Indianapolis, Indiana 46206

NYLIAC

Pruco Life
Flexible Premium
Variable Annuity Account
Attn.: Financial Reporting/Separate Accounts
213 Washington Street
7th Floor
Newark, New Jersey 07102

Security Benefit Life Insurance Company
25.15(a) 24.87 10.25 6.24
Equity Income Portfolio—II	Lincoln Benefit Life Company

Nationwide Insurance Company
NWPP

Nationwide Insurance Company
NWVAII

Nationwide Insurance Company
NWVLI-4

NYLIAC
Attn.: Chris Dempsey

Pacific Select Exec
Separate Account of Pacific Life
Attn.: Variable Products Accounting
700 Newport Center Drive
Newport Beach, California 92660
9.80 8.77 9.66 14.90 41.36(a) 5.47
Equity Index 500 Portfolio	Security Benefit Life Insurance Company Transamerica Life Insurance Company	49.16(b) 42.18(a)
Health Sciences Portfolio	First Security Benefit Life & Annuity Company of New York
FBO T. Rowe Price No-Load Variable Annuity
Attn.: Mark Young
700 SW Harrison Street
Topeka, Kansas 66636

Great-West Life & Annuity Client Plans
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Englewood, Colorado 80111

Security Benefit Life Insurance Company
5.08 14.61 80.31(b)
Health Sciences Portfolio—II	Jefferson National Life Insurance Company
9920 Corporate Campus Drive
Suite 1000
Louisville, Kentucky 40223

Nationwide Insurance Company
NWPP

National Life Insurance Company
Sentinel Advantage VPS M415

National Life Insurance Company
Varitrak VPS M415

Principal Life Insurance Company
VA2004
Attn.: Life & Health Accounting
711 High Street
Des Moines, Iowa 50392
7.88 6.49 27.54(a) 17.00 37.42(a)
International Stock Portfolio	Allamerica Financial Life Insurance and Annuity Company
One Security Benefit Place
Topeka, Kansas 66636

Pruco Life

Security Benefit Life Insurance Company
United of Omaha—Series V
Attn.: Product Accounting and Reporting
11th Floor
Mutual of Omaha Plaza
Omaha, Nebraska 68175
27.93(a) 16.81 6.61 5.64
Limited-Term Bond Portfolio	American National Group Unallocated VA Corp One Moody Plaza Galveston, Texas 77550 AUL Individual Variable One American Square P.O. Box 1995 Indianapolis, Indiana 46206 Paragon Life Insurance Company 190 Carondelet Plaza St. Louis, Missouri 63105 Security Benefit Life Insurance Company Southern Farm Bureau Life Insurance Company Attn.: David Simmonds General Accounting P.O. Box 78 Jackson, Mississippi 39205 United of Omaha—Series V	8.95 6.85 7.80 15.05 7.44 22.69
Limited-Term Bond Portfolio—II	Nationwide Insurance Company NWVA9 Nationwide Insurance Company NWVAII	23.93 69.02(a)
Mid-Cap Growth Portfolio	C.M. Life Insurance Company Farm Bureau Life Insurance Company Attn.: Mutual Fund Accounting 5400 University Avenue West Des Moines, Iowa 50266 Lincoln Benefit Life Company MML Baystate Life Insurance Company Attn.: Fund Operations 1295 State Street Springfield, Massachusetts 01111 Mass Mutual Life Insurance Company Security Benefit Life Insurance Company Transamerica Life Insurance Company	12.76 6.28 7.81 11.47 12.48 14.44 6.02
Mid-Cap Growth Portfolio—II	Jefferson Pilot Financial Insurance Company JPF Separate Account A 1300 S. Clinton Street MS: 2H-17 Fort Wayne, Indiana 46802 Nationwide Insurance Company NWPP Nationwide Insurance Company NWVLI-4	10.60 44.03(a) 38.04(a)
New America Growth Portfolio	Farm Bureau Life Insurance Company

Lincoln Benefit Life Company

Mony America Variable
Account L
Funds Management Group
1290 Avenue of the Americas
8th Floor
New York, New York 10104

Nationwide Insurance Company
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, Ohio 43218

Paragon Life Insurance Company

Security Benefit Life Insurance Company

United of Omaha—Series V
10.25 5.58 8.12 12.74 6.32 28.31(b) 9.59
Personal Strategy Balanced Portfolio	Farm Bureau Life Insurance Company NYLIAC Paragon Life Insurance Company Security Benefit Life Insurance Company Sentry Life Insurance Company Southern Farm Bureau Life Insurance Company Transamerica Life Insurance Company United of Omaha—Series V	16.07 10.02 9.72 21.05 7.58 7.26 5.61 8.26
Prime Reserve Portfolio	Security Benefit Life Insurance Company Sentry Life Insurance Company Southern Farm Bureau Life Insurance Company Transamerica Life Insurance Company	49.67(b) 5.81 8.40 28.96(a)

(a)At the level of ownership indicated, the shareholder would be able to determine the outcome of most issues that are submitted to shareholders for vote.

(b)Security Benefit Life Insurance Company, a subsidiary of Kansas Security Benefit Group, a Kansas corporation, owns the percentage indicated of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

INVESTMENT MANAGEMENT AGREEMENTS

T. Rowe Price International, Inc. is the investment manager for all international and foreign funds and has executed an Investment Management Agreement with each such fund. T. Rowe Price Associates, Inc. is the investment manager for all other funds and has executed an Investment Management Agreement with each such fund. T. Rowe Price Associates and T. Rowe Price International are hereinafter referred to as "Investment Managers."

Services

Under the Investment Management Agreement, the Investment Managers provide the funds with discretionary investment services. Specifically, the Investment Managers are responsible for supervising and directing the investments of the funds in accordance with the funds` investment objectives, programs, and restrictions as provided in the funds` prospectuses and this SAI. The Investment Managers are also responsible for effecting all security transactions on behalf of the funds, including the negotiation of commissions and the allocation of principal business and portfolio brokerage.

In addition to the services described above, the Investment Managers provide the funds with certain corporate administrative services, including: maintaining the funds` corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the funds; maintaining liaison with the agents employed by the funds such as the funds` custodian and transfer agent; assisting the funds in the coordination of such agent`s activities; and permitting employees of the Investment Managers to serve as officers, directors, and committee members of the funds without cost to the funds.

The Investment Management Agreements also provide the Investment Managers, their directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Under the Investment Management Agreements, the Investment Managers are permitted to utilize the services or facilities of others to provide it or the fund with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice, or assistance as the Investment Managers may deem necessary, appropriate, or convenient for the discharge of its obligations under the Investment Management Agreement or otherwise helpful to the fund.

Management Fees

Each fund pays Investment Managers an annual fee (the "Fee"), and each fee is listed in the table below. The Fee is paid monthly to Investment Managers on the first business day of the next succeeding calendar month and is the sum of the daily Fee accruals for each month. The daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee rate. The product of this calculation is multiplied by the net assets of the fund for that day as determined in accordance with the fund`s prospectus as of the close of business from the previous business day on which the fund was open for business.
Fund	Fee %
Blue Chip Growth Portfolio	0.85
Equity Income Portfolio	0.85
Equity Index 500 Portfolio	0.40
Health Sciences Portfolio	0.95
International Stock Portfolio	1.05
Limited-Term Bond Portfolio	0.70
Mid-Cap Growth Portfolio	0.85
New America Growth Portfolio	0.85
Personal Strategy Balanced Portfolio	0.90
Prime Reserve Portfolio	0.55
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The Investment Management Agreement between each fund and the Investment Managers provides that the Investment Managers will pay all expenses of each fund`s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund`s portfolio securities; directors` fees and expenses (including counsel fees and expenses); and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of the funds reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by the Investment Managers under the Investment Management Agreement. The Board does not anticipate levying such charges; such fees, if charged, may be retained by the funds or paid to the Investment Managers. Some funds pay certain distribution expenses with respect to II class shares under a 12b-1 plan providing for the distribution of II class shares. (See Distribution and Shareholder Services Plan below.) Under the Investment Management Agreement, the funds paid the Investment Managers the following amounts for the years indicated:
Fund	Fiscal Year Ended
	12/31/06	12/31/05	12/31/04
Blue Chip Growth Portfolio(a)	$1,119,000	$845,000	$418,000
Equity Income Portfolio(a)	15,497,000	13,954,000	10,521,000
Equity Index 500 Portfolio	59,000	28,000	19,000
Health Sciences Portfolio(a)	134,000	85,000	57,000
International Stock Portfolio	5,144,000	5,303,000	5,194,000
Limited-Term Bond Portfolio(a)	611,000	627,000	630,000
Mid-Cap Growth Portfolio(a)	4,314,000	5,563,000	4,954,000
New America Growth Portfolio	783,000	683,000	591,000
Personal Strategy Balanced Portfolio	1,436,000	1,194,000	963,000
Prime Reserve Portfolio	159,000	149,000	138,000
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(a)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

From time to time, the Investment Managers may pay out of their management fee eligible insurance companies for services they provide to the fund for contract holders. The fund`s Investment Managers made payments to various insurance companies in the following amounts for the last calendar year:
Fund	Payment
Blue Chip Growth Portfolio	$104,845
Blue Chip Growth Portfolio—II	89,619
Equity Income Portfolio	2,795,219
Equity Income Portfolio—II	946,621
Equity Index 500 Portfolio	0
Health Sciences Portfolio	0
Health Sciences Portfolio—II	421
International Stock Portfolio	729,326
Limited-Term Bond Portfolio	86,154
Limited-Term Bond Portfolio—II	17,136
Mid-Cap Growth Portfolio	705,641
Mid-Cap Growth Portfolio—II	94,235
New America Growth Portfolio	97,421
Personal Strategy Balanced Portfolio	170,048
Prime Reserve Portfolio	14,892
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The above payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund.

Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") is a publicly owned company and owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn indirectly owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.
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DISTRIBUTOR FOR THE FUNDs

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Investment Services is located at the same address as the funds and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

The Underwriting Agreement also provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the funds. Investment Services` expenses are paid by T. Rowe Price.

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Investment Services acts as the agent of the funds, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. Other than as described below with respect to the II Class shares, no sales charges are paid by investors or the funds. No compensation is paid to Investment Services.
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II Class

Distribution and Shareholder Services Plan

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The fund directors adopted a plan pursuant to Rule 12b-1 with respect to each II Class (collectively "Class"). Each plan provides that the Class may compensate Investment Services or such other persons as the funds or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to Class shares. It is expected that most, if not all, payments under the plan will be made (either directly, or indirectly through Investment Services) to intermediaries other than Investment Services such as broker-dealers, banks, insurance companies, and retirement plan recordkeepers. Under the plan, each II Class pays a fee at the annual rate of up to 0.25% of that class`s average daily net assets. Normally, the full amount of the fee is paid to various insurance companies, their agents, and contract distributors on shares sold through these agencies; however, a lesser amount may be paid. In addition, the fee may be split among intermediaries based on the level of services provided by each. These agencies may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the Class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing Class shares. The amount of fees paid by a Class during any year may be more or less than the cost of distribution and other services provided to the Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.
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The plan requires that Investment Services provide, or cause to be provided, a quarterly written report identifying the amounts expended by each Class and the purposes for which such expenditures were made to the fund directors for their review.
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
Prior to approving the plan, the funds considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its Class, and the Class`s shareholders. The fund directors noted that to the extent the plan allows a fund to sell Class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by insurance companies, their agents, and contract distributors with which shareholders have an existing relationship.
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
The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the funds` independent directors cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any Class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such Class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a Class at any time by a vote of a majority of the independent directors or by a majority vote of the outstanding shares in the Class.
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
Payments under the 12b-1 plans will normally be made for funds that are closed to new investors. Such payments are made for the various services provided to the investors by the intermediaries receiving such payments.
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The following payments for the fiscal year indicated were made to insurance companies, their agents, and contract distributors for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.

Fund	Fiscal Year Ended 12/31/06
Blue Chip Growth Portfolio—II	$169,000
Equity Income Portfolio—II	1,138,000
Health Sciences Portfolio—II	11,000
Limited-Term Bond Portfolio—II	20,000
Mid-Cap Growth Portfolio—II	149,000
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PORTFOLIO TRANSACTIONS

All funds except International Funds

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including, where applicable, the negotiation of commissions, the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

The fund`s purchases and sales of fixed-income portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions. That part of the discussion below relating solely to brokerage commissions would not normally apply to the fund. However, it is included because T. Rowe Price does manage a significant number of common stock portfolios which do engage in agency transactions and pay commissions and because some research and services resulting from the payment of such commissions may benefit the fund.

How Broker-Dealers Are Selected

Fixed-Income Securities

Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through broker-dealers serving as primary market-makers reflect the spread between the bid and ask prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

Equity Securities

In purchasing and selling equity securities, T. Rowe Price seeks to obtain quality execution at favorable security prices through responsible broker-dealers and in the case of agency transactions, at competitive commission rates. However, under certain conditions, higher brokerage commissions may be paid in return for brokerage and research services. As a general practice, securities are executed in the primary market with market-makers, or through an electronic communications network or Alternative Trading System. In selecting from among these options, T. Rowe Price generally seeks to select the broker-dealers or system it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Equity and Fixed-Income Securities

With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker-dealer who furnishes brokerage and/or research services; designate any such broker-dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price considers: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates which other institutional investors are paying, based on available public information.

Description of Research Services Received From Broker-Dealers

T. Rowe Price receives a wide range of research services from broker-dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. Such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. Some research may be incorporated into firm-wide systems or communications. Therefore, T. Rowe Price may have access to the research obtained through commissions generated by T. Rowe Price International.

Research services received from broker-dealers are supplemental to T. Rowe Price`s own research efforts and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price to generate all of the information and varied opinions presently provided by broker-dealers. T. Rowe Price pays cash for certain research services including all research received from external non-broker-dealer sources. While receipt of research services from brokerage firms has not reduced T. Rowe Price`s normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by broker-dealers, T. Rowe Price is relieved of expenses which it might otherwise bear.

T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, T. Rowe Price has from time to time received third-party vendor services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the research and non-research use of the product or service and received credit for commission business only with respect to the research component.

Directed Brokerage

In 2002, the T. Rowe Price funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the broker-dealers and credited to short-term security gain/loss.

Commissions to Broker-Dealers Who Furnish Research Services

Certain broker-dealers who provide quality brokerage and execution services also furnish proprietary research services to T. Rowe Price. Proprietary research may include research provided by an affiliate of the broker-dealer. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e), which permits an investment adviser to cause an account to pay a higher commission (which does not furnish research services or which furnishes brokerage and research services deemed to be of lesser value), if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such broker-dealers. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker-dealer. T. Rowe Price may receive proprietary research from broker-dealers, as defined in Section 28(e), in connection with brokerage transactions, including selling concessions and designations in fixed-price offerings in which the fund participates.

T. Rowe Price adopted a policy, effective January 1, 2005, to discontinue the use of brokerage commissions to acquire independent, third-party research and related services of non-broker-dealer entities. Proprietary research and services will continue to be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. In the case of the Price Funds, T. Rowe Price would use a step-out to compensate broker-dealers who provide valuable proprietary research services. These broker-dealers may or may not have trading desks of their own.

Independent third-party research will remain an important component of T. Rowe Price`s investment approach. However, independent third-party research will be paid for directly by T. Rowe Price, rather than through third-party soft dollar arrangements. T. Rowe Price will continue to use full service broker-dealers that provide "bundled" proprietary research, either directly or through step-out transactions with other brokers, subject to T. Rowe Price`s best execution obligations; lower commissions may be available from other broker-dealers that do not provide research.

No selling concessions were designated for broker-dealers during 2004 in connection with fixed price offerings in consideration of independent third-party vendor research and brokerage services provided by such broker-dealers. However, T. Rowe Price may receive proprietary research from broker-dealers designated by T. Rowe Price to receive selling concessions.

Internal Allocation Procedures

T. Rowe Price has a policy of not precommitting a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several broker-dealers which are able to meet the needs of the transaction.

Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by broker-dealers and attempts to allocate a portion of its brokerage business in response to these assessments. Portfolio managers, research analysts, and the Trading Department each seek to evaluate the brokerage, execution, and research services they receive from broker-dealers and make judgments as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. In no case is a broker-dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.

Miscellaneous

T. Rowe Price`s brokerage allocation policy is generally applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by broker-dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts (including non-fund accounts) managed by T. Rowe Price. Therefore, research services received from broker-dealers which execute transactions for a particular fund will not necessarily be used by T. Rowe Price in connection with the management of that fund.

From time to time, orders for clients may be placed through a computerized transaction network.

The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Since certain of T. Rowe Price`s other clients have investment objectives and programs similar to those of the fund, T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution. Clients should be aware, however, that the grouping of their orders with other clients may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price may include orders on behalf of the T. Rowe Price Associates Foundation, Inc. and The T. Rowe Price Program for Charitable Giving, Inc., not for profit entities, in aggregated orders from time to time. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by its clients and clients of affiliated advisers in the aggregate. In certain limited instances, however, T. Rowe Price may increase aggregate ownership to a maximum of 15% or more. For purposes of determining these limits, T. Rowe Price includes securities held by clients of affiliated advisers.

T. Rowe Price may give advice and take action for clients, including investment companies, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price is not obligated to initiate transactions for clients in any security that its principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with fixed-income securities acquired in underwritten offerings. T. Rowe Price may, however, have the opportunity to designate a portion of the underwriting spread to broker-dealers that participate in the offering.

Trade Allocation Policies

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T. Rowe Price has developed written trade allocation guidelines for its Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to eliminate de minimis positions; (ii) to give priority to accounts with specialized investment policies and objectives; (iii) to reallocate in light of a participating portfolio`s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure); and (iv) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement. Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.
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International Funds

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

How Broker-Dealers Are Selected

Fixed-Income Securities

For fixed-income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer`s underwriter, or with a primary market-maker acting as principal on a net basis, with no brokerage commission being paid by the fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market-makers reflect the spread between the bid and asked prices.

With respect to equity and fixed-income securities, T. Rowe Price International may effect principal transactions on behalf of the fund with a broker-dealer who furnishes research services, designate any such broker-dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker-dealer in connection with the acquisition of securities in underwritings. T. Rowe Price International may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

Equity Securities

In purchasing and selling equity securities, it is T. Rowe Price International`s policy to seek to obtain quality execution at the most favorable security prices through responsible broker-dealers and at competitive commission rates where such rates are negotiable. However, under certain conditions, higher brokerage commissions may be paid in return for brokerage and research services. In an effort to obtain quality execution, orders are generally placed through T. Rowe Price International or T. Rowe Price`s trading desk. In selecting broker-dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution, and operational capabilities of competing broker-dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price International to seek the lowest available commission rate where it is believed that a broker-dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. However, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price International seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price International considers: (a) rates quoted by broker-dealers; (b) the size of a particular transaction, in terms of the number of shares and dollar amount; (c) the complexity of a particular transaction in terms of both execution and settlement; (d) the level and type of business done with a particular firm over a period of time; (e) the extent to which the broker-dealer has capital at risk in the transaction; (f) historical commission rates; and (g) rates which other institutional investors are paying, based on available public information.

Descriptions of Research Services Received From Broker-Dealers

T. Rowe Price International receives a wide range of research services from broker-dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a fund`s portfolio is likely to be invested. Research services are received primarily in the form of written reports, e-mails, computer-generated services, telephone contacts, and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. T. Rowe Price International cannot readily determine the extent to which commissions charged by broker-dealers reflect the value of their research services, but broker-dealers generally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by broker-dealers, T. Rowe Price International is relieved of expenses which it might otherwise bear. Some research may be incorporated into firm-wide systems or communications. Therefore, T. Rowe Price International may have access to the research obtained through commissions generated by T. Rowe Price.

Commissions to Broker-Dealers Who Furnish Research Services

Certain broker-dealers which provide quality brokerage and execution services also furnish proprietary research services to T. Rowe Price International. Proprietary research may include research provided by an affiliate of the broker-dealer. With regard to payment of brokerage commissions, T. Rowe Price International has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker-dealer which furnishes research services a higher commission than that which might be charged by another broker-dealer (which does not furnish research services, or which furnishes brokerage and research services deemed to be of lesser value), if such commission is deemed reasonable in relation to the research services provided by the broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such broker-dealers.

Accordingly, T. Rowe Price International may assess the reasonableness of commissions in light of the total research services provided by each particular broker-dealer. T. Rowe Price International may receive proprietary research from broker-dealers, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings for non-ERISA accounts.

T. Rowe Price adopted a policy, effective January 1, 2005, to discontinue the use of brokerage commissions to acquire independent, third-party research and related services of non-broker-dealer entities. There has been a long-standing industry, legislative, and regulatory debate regarding the definition and impact of soft-dollar activity, and proactively eliminating the practice has allowed T. Rowe Price International to respond to changing client sentiment on the issue. Proprietary research and services will continue to be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which an investment manager executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. In the case of the Price Funds, T. Rowe Price International would use a step-out to compensate broker-dealers who provide valuable proprietary research services. These broker-dealers may or may not have trading desks of their own.

Independent third-party research will remain an important component of T. Rowe Price`s investment approach. However, independent third-party research will be paid for directly by T. Rowe Price, rather than through third-party soft dollar arrangements. T. Rowe Price will continue to use full service broker-dealers that provide "bundled" proprietary research, either directly or through step-out transactions with other brokers, subject to T. Rowe Price`s best execution obligations; lower commissions may be available from other broker-dealers that do not provide research.

Internal Allocation Procedures

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T. Rowe Price has a policy of not precommitting a specific amount of business to any broker-dealer over any specific time period. Historically, brokerage placement has been determined, as appropriate, by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized
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execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several broker-dealers which are able to meet the needs of the transaction.
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Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by broker-dealers, and attempts to allocate a portion of its brokerage business in response to these assessments. Portfolio managers, research analysts, and the Trading Department each seek to evaluate the brokerage, execution and research services they receive from broker-dealers and make judgments as to the level of business which would recognize such services. In addition, broker-dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. In no case is a broker-dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.
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Miscellaneous

Research services furnished by broker-dealers through which T. Rowe Price International effects securities transactions may be used in servicing all accounts managed by T. Rowe Price International. Therefore, research services received from broker-dealers which execute transactions for a particular fund will not necessarily be used by T. Rowe Price International in connection with the management of that fund.

Since certain of T. Rowe Price International`s other clients have similar investment objectives and programs to those of the fund, T. Rowe Price International may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price International`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price International may follow the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. Clients should be aware, however, that the grouping of their orders with other clients may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. In certain cases, where the aggregate order may be executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order will reflect the average price paid or received with respect to the total order.

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T. Rowe Price has developed written trade allocation guidelines for its Trading desk. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis, which may include a system-generated random allocation. Adjustments may be made in such situations as: (i) to eliminate de minimis positions; (ii) to give priority to accounts with specialized investment policies and objectives; (iii) to reallocate in light of a participating portfolio`s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure); and (iv) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement. Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to client accounts.
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T. Rowe Price may give advice and take action for clients, including investment companies, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price is not obligated to initiate transactions for clients in any security which the advisers, their principals, affiliates or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly between non-ERISA client accounts (including mutual funds) provided no commission is paid to any broker-dealer, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

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T. Rowe Price International has a Brokerage Control Committee, which is responsible for developing brokerage policy, monitoring its implementation, and resolving questions that arise in that connection.
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T. Rowe Price International has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price Funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients and clients of affiliated advisers in the aggregate. For purposes of determining the 10% limit, T. Rowe Price International includes securities held by clients of affiliated advisers. In certain limited instances, however, T. Rowe Price International may increase aggregate ownership to a maximum of 15% or more.
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The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

All funds

Total Brokerage Commissions

For the fiscal years indicated, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price or T. Rowe Price International in connection with the management of each fund that invests in equity securities, are shown below.

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Fund	Fiscal Year Ended
	12/31/06%		12/31/05%		12/31/04%
Blue Chip Growth Portfolio	$80,000	41.22%	$76,000	45.28%	$45,000	39.42%
Equity Income Portfolio	567,000	47.89	520,000	58.19	745,000	53.87
Equity Index 500 Portfolio	2,000	0.39	113,000	0.61	1,000	0.37
Health Sciences Portfolio	36,000	28.83	22,000	51.68	20,000	61.26
International Stock Portfolio	985,000	2.13	1,406,000	2.06	649,000	4.14
Limited-Term Bond Portfolio	26,000	(a)	39,000	(a)	0	(a)
Mid-Cap Growth Portfolio	597,000	31.70	681,000	35.93	990,000	36.19
New America Growth Portfolio	112,000	49.13	108,000	54.32	118,000	55.46
Personal Strategy Balanced Portfolio	71,000	25.40	67,000	34.93	0	(b)
Prime Reserve Portfolio	(b)	(b)	(b)	(b)	(b)	(b)
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(a)Percentages are not required for funds that do not invest in equity securities.

(b)Not applicable.

Fund Holdings in Securities of Brokers and Dealers

The following lists the funds` holdings in securities of its regular brokers and dealers as of the end of the fiscal years indicated.

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		Fiscal Year Ended 12/31/06
Fund	Brokers	Value of Stock Holdings	Value of Bond Holdings
Blue Chip Growth Portfolio
	Citigroup	$2,107,000	—
	Countrywide	836,000	—
	Goldman Sachs	2,013,000	—
	Merrill Lynch	1,424,000	—
	Morgan Stanley	1,572,000	—
	UBS	1,977,000	—
Equity Income Portfolio
	Bank of America	$3,056,000	—
	Citigroup	22,546,000	—
	JPMorgan Chase	48,891,000	—
	Morgan Stanley	20,520,000	—
Equity Index 500 Portfolio
	Bank of America	$302,000	—
	Bear Stearns	23,000	—
	Citigroup	343,000	—
	Countrywide	32,000	—
	Goldman Sachs	108,000	—
	JPMorgan Chase	207,000	—
	Lehman Brothers	52,000	—
	Merrill Lynch	102,000	—
	Morgan Stanley	108,000	—
International Stock Portfolio
	Deutsche Bank	$4,876,000	—
	Credit Suisse Group	6,527,000	—
	UBS	7,245,000	—
Limited-Term Bond Portfolio
	Bank of America	—	$2,166,000
	Bear Stearns	—	1,415,000
	Citigroup	—	1,088,000
	Goldman Sachs	—	225,000
	HSBC	—	837,000
	JPMorgan Chase	—	1,783,000
	Lehman Brothers	—	1,009,000
	Merrill Lynch	—	390,000
	Morgan Stanley	—	303,000
New America Growth Portfolio
	Morgan Stanley	$1,246,000	—
Personal Strategy Balanced Portfolio
	Bank of America	$427,000	$1,023,000
	Barclays	256,000	—
	Bear Stearns	—	1,327,000
	Citigroup	710,000	735,000
	Countrywide	276,000	273,000
	Credit Suisse Group	—	41,000
	Deutsche Bank	—	380,000
	Goldman Sachs	698,000	182,000
	JPMorgan Chase	648,000	703,000
	Lehman Brothers	—	76,000
	Merrill Lynch	475,000	362,000
	Morgan Stanley	529,000	21,000
	UBS	863,000	901,000
Prime Reserve Portfolio
	Bank of America	—	$1,743,000
	Barclays	—	550,000
	Bear Stearns	—	100,000
	Citigroup	—	895,000
	Credit Suisse Group	—	500,000
	Goldman Sachs	—	500,000
	HSBC	—	100,000
	JPMorgan Chase	—	44,000
	Merrill Lynch	—	200,000
	Morgan Stanley	—	465,000
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Portfolio Turnover

The portfolio turnover rates for the funds (if applicable) for the fiscal years indicated are as follows:
Fund	Fiscal Year Ended
	12/31/06	12/31/05	12/31/04
Blue Chip Growth Portfolio	65.5%	33.5%	17.2%
Equity Income Portfolio	22.2	17.3	17.1
Equity Index 500 Portfolio	23.7	4.8	25.5
Health Sciences Portfolio	48.1	53.8	49.3
International Stock Portfolio	62.7	71.3	30.4
Limited-Term Bond Portfolio	33.1	54.0	47.2
Mid-Cap Growth Portfolio	34.2	28.4	31.0
New America Growth Portfolio	71.3	58.0	56.2
Personal Strategy Balanced Portfolio	55.1	57.1	72.5
Prime Reserve Portfolio	(a)	(a)	(a)
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(a)Money funds are not required to show portfolio turnover.
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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, is the independent registered public accounting firm to the funds.

The financial statements and Report of Independent Registered Public Accounting Firm of the funds included in each fund`s annual report are incorporated into this SAI by reference. A copy of the annual report of each fund with respect to which an inquiry is made will accompany this SAI.

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PART II — TABLE OF CONTENTS

	Page		Page

Investment Objectives and Policies	57	Net Asset Value per Share	96
Risk Factors	57	Dividends and Distributions	97
Investment Program	64	Tax Status	97
Derivative Investments	73	Capital Stock	99
Portfolio Management Practices	87	Proxy Voting — Process and Policies	101
Investment Restrictions	88	Federal Registration of Shares	103
Custodian	92	Legal Counsel	103
Code of Ethics	92	Ratings of Commercial Paper	103
Disclosure of Fund Portfolio Information	93	Ratings of Corporate Debt Securities	104
Pricing of Securities	95	Index	107
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PART II
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Part II of this SAI describes risks, policies, and practices that apply to the funds in the T. Rowe Price family of variable annuity portfolios.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the funds` investment objectives and policies discussed in the funds` prospectuses. You should refer to each fund`s prospectus to determine the types of securities in which the fund invests. You will then be able to review additional information set forth herein on those types of securities and their risks.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. The funds` operating policies are subject to change by the funds` Boards without shareholder approval. The funds` fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the funds or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

RISK FACTORS

Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the funds.

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Risk Factors of Investing in Foreign Securities
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General
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Foreign securities include U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.

There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund investing in foreign securities while others relate more to the countries in which the funds will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of

Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. There is no universally accepted definition of a developing country.

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Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States` economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2002, many countries throughout the world struggled economically in the face of a severe decline in the U.S. stock market, a weak American economy, threats of war, and terrorism. In 2003 and 2004, terrorism continued to create uncertainty in markets. In 2005, foreign markets were hindered by slowing global growth.
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Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations Investments in foreign securities will normally be denominated in foreign currencies. American Depository Receipts ("ADRs") are investments in foreign companies but are denominated in U.S. dollars. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the funds` assets denominated in that currency. Such changes will also affect the funds` income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the funds` securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the funds` securities denominated in that currency would be expected to decline.

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Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in such countries and increase the cost and expenses of the funds. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the funds invest. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.
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Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through ADRs and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the funds` portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on U.S. exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the funds.

Investment Funds The funds may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. Investment in these funds is subject to the provisions of the 1940 Act. If the funds invest in such investment funds, shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

Taxes The dividends and interest payable on certain of the funds` foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the funds` shareholders.

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Costs Investors should understand that the expense ratios of a fund investing primarily in foreign securities can be expected to be higher than investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the fund is higher.
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Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the funds, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Small Companies Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium-sized companies.

Emerging Europe, Middle East, and Africa

Political Instability Many formerly communist, eastern European countries have experienced significant political and economic reform in recent years, and the eastward expansion of the European Union could help anchor this reform process. However, the democratization process is still relatively new in a number of the smaller states and political turmoil and popular uprising remains a threat. Russia has made advances in establishing a new political outlook and a market economy, but the Russian president is constitutionally one of the most powerful leaders in the world and consequently political risk remains high. Many Middle Eastern economies have little or no democratic tradition and are led by family structures. Opposition parties are often banned, leading to dissidence and militancy. Despite a growing trend toward a democratic process, many African nations have a history of dictatorship, military intervention, and corruption. In all regions, such developments, if they were to reoccur, could reverse favorable trends toward economic and market reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain countries in the region may have managed currencies which are pegged to the U.S. dollar or the euro, rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency, which may, in turn, have a disruptive and negative effect on investors. An example would be the run on the Turkish lira in 2001. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Energy/Resources Russia, the Middle East, and many African nations are highly reliant on income from oil sales. Oil prices can have a major impact on the domestic economy. Other commodities such as base and precious metals are also important to these economies. Fluctuating supply and demand can significantly impact the price of such commodities.

Latin America

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Japan

Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world`s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

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Economy The Japanese economy has shown signs over the past few years that it has emerged from a long period of stagnation resulting from troubles in its banking system and a rapid rise and decline in stock and property in the late 1980s. However, Japan`s large export sector has continued to play a prominent role in the country`s growth, and the recovery of domestic demand has remained more subdued. In recent years, Japanese interest rates have remained among the lowest in the world, and some have worried that the economy remains vulnerable to deflation, or a sustained decline in prices and incomes that discourages domestic consumption. Due in part to these low rates, the yen has remained relatively weak in comparison to the U.S. dollar.
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Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan`s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

Asia (ex-Japan)

Political Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets.

Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997 the Thai baht lost 46.75% of its value against the U.S. dollar. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies, and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the funds` interests in securities denominated in such currencies.

Debt A number of Asian companies are highly dependent on foreign loans for their operation. In 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund and others that impose strict repayment term schedules and require significant economic and financial restructuring.

Risk Factors of Investing in Taxable Debt Obligations

General

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Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money, bond, and foreign exchange markets; the size of a particular offering; the maturity of the obligation; and the rating of the issue. Debt securities with longer maturities tend to carry higher yields and are generally subject to greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of funds investing in debt securities to achieve their investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the funds invest to meet their obligations for the payment of interest and principal when due.
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After purchase by the funds, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the funds. Neither event will require a sale of such security by the funds. However, such events will be considered in determining whether the funds should continue to hold the security. To the extent that the ratings given by Moody`s, S&P, or others may change as a result of changes in such organizations or their rating systems, the funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus. The ratings of Moody`s, S&P, and others represent their opinions as to the quality of securities that they undertake to rate. Ratings are not absolute standards of quality. When purchasing unrated securities, T. Rowe Price, under the supervision of the funds` Boards, determines whether the unrated security is of a quality comparable to that which the funds are allowed to purchase.

Full Faith and Credit Securities

Securities backed by the full faith and credit of the United States (for example, GNMA and U.S. Treasury securities) are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its results on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

Mortgage Securities

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Mortgage-backed securities, including Government National Mortgage Association ("Ginnie Mae" or "GNMA") securities, differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of a mortgage-backed security (i.e., a fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. Therefore, GNMA securities may not be an effective means of "locking in" long-term interest rates due to the need for the funds to reinvest scheduled and unscheduled principal payments. The
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incidence of unscheduled principal prepayments is also likely to increase in mortgage pools owned by the funds when prevailing mortgage loan rates fall below the mortgage rates of the securities underlying the individual pool. The effect of such prepayments in a falling rate environment is to (1) cause the funds to reinvest principal payments at the then lower prevailing interest rate, and (2) reduce the potential for capital appreciation beyond the face amount of the security and adversely affect the return to the funds. Conversely, in a rising interest rate environment such prepayments can be reinvested at higher prevailing interest rates which will reduce the potential effect of capital depreciation to which bonds are subject when interest rates rise. When interest rates rise and prepayments decline, GNMA securities become subject to extension risk or the risk that the price of the securities will fluctuate more. In addition, prepayments of mortgage securities purchased at a premium (or discount) will cause such securities to be paid off at par, resulting in a loss (gain) to the funds. T. Rowe Price will actively manage the funds` portfolios in an attempt to reduce the risk associated with investment in mortgage-backed securities.
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The market value of adjustable rate mortgage securities ("ARMs"), like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Because of their periodic adjustment feature, ARMs should be more sensitive to short-term interest rates than long-term rates. They should also display less volatility than long-term mortgage-backed securities. Thus, while having less risk of a decline during periods of rapidly rising rates, ARMs may also have less potential for capital appreciation than other investments of comparable maturities. Interest rate caps on mortgages underlying ARMs may prevent income on the ARMs from increasing to prevailing interest rate levels and cause the securities to decline in value. In addition, to the extent ARMs are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders` principal investment to the extent of the premium paid. On the other hand, if ARMs are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.
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High-Yield Securities

Special Risks of Investing in Junk Bonds The following special considerations are additional risk factors of funds investing in lower-rated securities.

Lower-Rated Debt Securities Market An economic downturn or increase in interest rates is likely to have a greater negative effect on this market, the value of lower-rated debt securities in the funds` portfolios, the funds` net asset value and the ability of the bonds` issuers to repay principal and interest, meet projected business goals, and obtain additional financing than on higher-rated securities. These circumstances also may result in a higher incidence of defaults than with respect to higher-rated securities. Investment in funds which invest in lower-rated debt securities is more risky than investment in shares of funds which invest only in higher-rated debt securities.

Sensitivity to Interest Rate and Economic Changes Prices of lower-rated debt securities may be more sensitive to adverse economic changes or corporate developments than higher-rated investments. Debt securities with longer maturities, which may have higher yields, may increase or decrease in value more than debt securities with shorter maturities. Market prices of lower-rated debt securities structured as zero-coupon or pay-in-kind securities are affected to a greater extent by interest rate changes and may be more volatile than securities which pay interest periodically and in cash. Where it deems it appropriate and in the best interests of fund shareholders, the funds may incur additional expenses to seek recovery on a debt security on which the issuer has defaulted and to pursue litigation to protect the interests of security holders of its portfolio companies.

Liquidity and Valuation Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Nonrated securities are usually not as attractive to as many buyers as rated securities are, a factor which may make nonrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the funds and may also limit the ability of the funds to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. To the extent the funds own or may acquire illiquid or restricted lower-rated securities, these securities may involve special registration responsibilities, liabilities, costs, and liquidity and valuation difficulties. Changes in values of debt securities which the funds own will affect its net asset value per share. If market quotations are not readily available for the funds` lower-rated or nonrated securities, these securities will be valued by a method that the funds` Boards believe accurately reflects fair value. Judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available.

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Taxation Special tax considerations are associated with investing in lower-rated debt securities structured as zero-coupon or pay-in-kind securities. The funds accrue income on these securities prior to the receipt of cash payments. The funds must distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, have to dispose of portfolio securities to satisfy distribution requirements.
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Other Under an exemptive order issued by the SEC, certain of the funds are permitted to invest the portion of their assets allocated to high-yield bonds in the T. Rowe Price Institutional High Yield Fund. Such an investment would allow funds to obtain the benefits of a fully diversified high-yield bond portfolio regardless of the amount of assets the funds invest in high-yield bonds.

The amount of any investment management fees that T. Rowe Price earns on the assets of funds investing in the Institutional High Yield Fund will be used to offset investment management fees otherwise due T. Rowe Price from the investing funds. Thus, T. Rowe Price will not receive any additional investment management fees from use of the Institutional High Yield Fund in this manner.

Risk Factors of Investing in Taxable and Tax-Free Money Market Funds

The T. Rowe Price money market funds will limit their purchases of portfolio instruments to those U.S. dollar-denominated securities which the funds` Boards determine present minimal credit risk and which are eligible securities as defined in Rule 2a-7 under the 1940 Act. Eligible securities are generally securities which have been rated (or whose issuer has been rated or whose issuer has comparable securities rated) in one of the two highest short-term rating categories (which may include sub-categories) by nationally recognized statistical rating organizations ("NRSROs") or, in the case of any instrument that is not so rated, is of comparable high quality as determined by T. Rowe Price pursuant to written guidelines established under the supervision of the funds` Boards. In addition, the funds may treat variable and floating rate instruments with demand features as short-term securities pursuant to Rule 2a-7 under the 1940 Act.

There can be no assurance that the funds will achieve their investment objectives or be able to maintain their net asset values per share at $1.00. The price of the funds is not guaranteed or insured by the U.S. government and their yields are not fixed. While the funds invest in high-grade money market instruments, investment in the funds is not without risk even if all portfolio instruments are paid in full at maturity. An increase in interest rates could reduce the value of the funds` portfolio investments, and a decline in interest rates could increase the value.

INVESTMENT PROGRAM

Types of Securities

Set forth below is additional information about certain of the investments described in the funds` prospectuses.

Debt Securities

U.S. Government Obligations  Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

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U.S. Government Agency Securities  Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), GNMA, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury.
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Bank Obligations  Certificates of deposit, banker`s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker`s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The funds may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Savings and Loan Obligations  Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

Supranational Agencies  Securities of certain supranational entities, such as the International Development Bank.

Corporate Debt Securities  Outstanding corporate debt securities (e.g., bonds and debentures). Corporate notes may have fixed, variable, or floating rates.

Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper and Commercial Notes  Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

Foreign Government Securities  Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

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Mortgage-Related Securities
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Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year and 15-year fixed rate, and graduated payment mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the funds. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities` weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the funds. This principal is returned to the funds at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market`s perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.
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U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality`s right to borrow from the U.S. Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

GNMA Certificates GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen`s Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

FNMA Certificates FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by FNMA. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

FHLMC Certificates FHLMC is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). FHLMC Certificates represent a pro-rata interest in a group of mortgage loans purchased by FHLMC. FHLMC guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of FHLMC are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. government.

FAMC Certificates FAMC is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). FAMC was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. FAMC provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to FNMA and FHLMC, FAMC Certificates are not supported by the full faith and credit of the U.S. government; rather, FAMC may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the funds. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats GNMA Certificates as 30-year securities which prepay in full in the 12th year. FNMA and FHLMC Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the funds invest, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed Real Estate Mortgage Investment Conduit Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the funds` quality standards. The funds may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the funds` quality standards.

Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the funds.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, investors may fail to fully recoup their initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The staff of the SEC has advised the funds that it believes the funds should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit their investments in such securities, together with all other illiquid securities, to 15% of the funds` net assets. Under the staff`s position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the funds` Boards. The funds` Boards have delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue`s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

Adjustable Rate Mortgage Securities ("ARMs") ARMs, like fixed-rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed-rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the funds to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed-rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed-rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

Other Mortgage-Related Securities Governmental, government-related, or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the investment manager will, consistent with the funds` objectives, policies, and quality standards, consider making investments in such new types of securities.

Asset-Backed Securities

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Background  The asset-backed securities ("ABS") market has been one of the fastest growing sectors of the U.S. fixed-income market since its inception in late 1985. Although initial ABS transactions were backed by auto loans and credit card receivables, today`s market has evolved to include a variety of asset types including home
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equity loans, student loans, equipment leases, stranded utility costs, and collateralized bond/loan obligations. For investors, securitization typically provides an opportunity to invest in high-quality securities with higher credit ratings and less downgrade/event risk than corporate bonds. Unlike mortgages, prepayments on ABS collateral are less sensitive to changes in interest rates. They can also be structured into classes that meet the market`s demand for various maturities and credit quality.
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Structure  Asset-backed securities are bonds that represent an ownership interest in a pool of receivables sold by originators into a special purpose vehicle (SPV). The collateral types can vary, so long as they are secured by homogeneous assets with relatively predictable cash flows. Assets that are transferred through a sale to a special purpose vehicle are legally separated from those of the seller/servicer, which insulates investors from bankruptcy or other event risk associated with the seller/servicer of those assets. Most senior tranches of ABS are structured to a triple-A rated level through credit enhancement; however, ABS credit ratings range from AAA to non-investment-grade. Many ABS transactions are structured to include payout events/performance triggers which provide added protection against deteriorating credit quality.
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ABS structures are generally categorized by two distinct types of collateral. Amortizing assets (such as home equity loans, auto loans, and equipment leases) typically pass through principal and interest payments directly to investors, while revolving assets (such as credit card receivables, home equity lines of credit, and dealer floor-plan loans) typically reinvest principal and interest payments in new collateral for a specified period of time. The majority of amortizing transactions are structured as straight sequential-pay transactions. In these structures, all principal amortization and prepayments are directed to the shortest maturity class until it is retired, then to the next shortest class and so on. The majority of revolving assets are structured as bullets, whereby investors receive periodic interest payments and only one final payment of principal at maturity.
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Underlying Assets  The asset-backed securities that may be purchased include securities backed by pools of mortgage-related receivables known as home equity loans, or of consumer receivables such as automobile loans or credit card loans. Other types of ABS may also be purchased. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield and return on any asset-backed security is difficult to predict with precision and actual return or yield to maturity may be more or less than the anticipated return or yield to maturity.
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Methods of Allocating Cash Flows  While some asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The funds may invest in such asset-backed securities if the investment is otherwise consistent with the fund`s investment objectives, policies, and restrictions.
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Types of Credit Support  Asset-backed securities are typically backed by a pool of assets representing the obligations of a diversified pool of numerous obligors. To lessen the effect of failures by obligors on the ability of underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained from third parties, "external credit enhancement", through various means of structuring the transaction, "internal credit enhancement", or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include:
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Excess Spread  Typically, the first layer of protection against losses, equal to the cash flow from the underlying receivables remaining after deducting the sum of the investor coupon, servicing fees, and losses.
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Subordination  Interest and principal that would have otherwise been distributed to a subordinate class is used to support the more senior classes. This feature is intended to enhance the likelihood that the holder of the senior class certificate will receive regular payments of interest and principal. Subordinate classes have a greater risk of loss than senior classes.
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Reserve Funds  Cash that is deposited and/or captured in a designated account that may be used to cover any shortfalls in principal, interest, or servicing fees.
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Overcollateralization  A form of credit enhancement whereby the principal amount of collateral used to secure a given transaction exceeds the principal of the securities issued. Overcollateralization can be created at the time of issuance or may build over time.
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Surety Bonds  Typically consist of third party guarantees to irrevocably and unconditionally make timely payments of interest and ultimate repayment of principal in the event there are insufficient cash flows from the underlying collateral.
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The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Depending upon the type of assets securitized, historical information on credit risk and prepayment rates may be limited or even unavailable. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. There is no guarantee that the amount of any type of credit enhancement available will be sufficient to protect against future losses on the underlying collateral.
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Some of the specific types of ABS that the funds may invest in include the following:
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Home Equity Loans  These ABS typically are backed by pools of mortgage loans made to subprime borrowers or borrowers with blemished credit histories. The underwriting standards for these loans are more flexible than the standards generally used by banks for borrowers with non-blemished credit histories with regard to the borrower`s credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard mortgage loan.
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As a result, the mortgage loans in the mortgage pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by mortgage loans underwritten in a more traditional manner. Furthermore, changes in the values of the mortgaged properties, as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the mortgage loans in the mortgage pool than on mortgage loans originated in a more traditional manner.
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With respect to first lien mortgage loans, the underwriting standards do not prohibit a mortgagor from obtaining, at the time of origination of the originator`s first lien mortgage loan, additional financing which is subordinate to that first lien mortgage loan, which subordinate financing would reduce the equity the mortgagor would otherwise appear to have in the related mortgaged property as indicated in the loan-to-value ratio.
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Risk regarding mortgage rates
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The pass-through rates on the adjustable-rate certificates may adjust monthly and are generally based on one-month LIBOR. The mortgage rates on the mortgage loans are either fixed or adjusted semiannually based on six-month LIBOR, which is referred to as a mortgage index. Because the mortgage index may respond to various economic and market factors different than those affecting one-month LIBOR, there is not necessarily a correlation in the movement between the interest rates on those mortgage loans and the pass-through rates of the adjustable rate certificates. As a result, the interest payable on the related interest-bearing certificates may be reduced because of the imposition of a pass-through rate cap called the "net rate cap".
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Yield and reinvestment could be adversely affected by unpredictability of prepayments
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No one can accurately predict the level of prepayments that an asset-backed mortgage pool may experience. Factors which influence prepayment behavior include general economic conditions, the level of prevailing
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interest rates, the availability of alternative financing, the applicability of prepayment charges, and homeowner mobility. Reinvestment risk results from a faster or slower rate of principal payments than expected. A rising interest rate environment and the resulting slowing of prepayments could result in greater volatility of these securities. A falling interest rate environment and the resulting increase in prepayments could require reinvestment in lower yielding securities.
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Credit Card Backed Securities  These ABS are backed by revolving pools of credit card receivables. Due to the revolving nature of these assets, the credit quality could change over time. Unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder and payments by cardholders are the primary source of payment on these securities. The revolving nature of these card accounts generally provides for monthly payments to the trust. In order to issue securities with longer dated maturities, most Credit Card Backed Securities are issued with an initial "revolving" period during which collections are reinvested in new receivables. The revolving period may be shortened upon the occurrence of specified events which may signal a potential deterioration in the quality of the assets backing the security.
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Automobile Loans  These ABS are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles. These securities are primarily discrete pools of assets which pay down over the life of the ABS. The securities are not obligations of the seller of the vehicle, or servicer of the loans. The primary source of funds for payments on the securities comes from payment on the underlying trust receivables as well as from credit support.
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Inflation-Linked Securities

Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. TIPS, or Treasury inflation-protected securities, are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

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Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and the rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for the fund.
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When-Issued Securities
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New issues of municipal securities are often offered on a when-issued basis; that is, delivery and payment for the securities normally takes place 15 to 45 days or more after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The funds will only make a commitment to purchase such securities with the intention of actually acquiring the securities. However, the funds may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. The funds will maintain cash, high-grade marketable debt securities, or other suitable cover with its custodian bank equal in value to commitments for when-issued securities. Such securities either will mature or, if necessary, be sold on or before the settlement date. Securities purchased on a when-issued basis and the securities held in the funds` portfolios are subject to changes in market value based upon the public perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the funds remain fully invested or almost fully invested at the same time that they have purchased securities on a when-issued basis, there will be greater fluctuations in their net asset value than if they solely set aside cash to pay for when-issued securities. In the case of the money funds, this could increase the possibility that the market value of the funds` assets could vary from $1.00 per share. In addition, there will be a greater potential for the realization of capital gains, which are not exempt from federal income tax. When the time comes to pay
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for when-issued securities, the funds will meet their obligations from then-available cash flow, sale of securities, or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a value greater or less than the payment obligation). The policies described in this paragraph are not fundamental and may be changed by the funds upon notice to shareholders.
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Adjustable Rate Securities

Generally, the maturity of a security is deemed to be the period remaining until the date (noted on the face of the instrument) on which the principal amount must be paid or, in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, certain securities may be issued with demand features or adjustable interest rates that are reset periodically by predetermined formulas or indexes in order to minimize movements in the principal value of the investment in accordance with
Rule 2a-7 under the 1940 Act. Such securities may have long-term maturities, but may be treated as a short-term investment under certain conditions. Generally, as interest rates decrease or increase, the potential for capital appreciation or depreciation on these securities is less than for fixed rate obligations. These securities may take a variety of forms, including variable rate, floating rate, and put option securities.

Variable Rate Securities Variable rate instruments are those whose terms provide for the adjustment of their interest rates on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A variable rate instrument, the principal amount of which is scheduled to be paid in 397 days or less, is deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate instrument which is subject to a demand feature entitles the purchaser to receive the principal amount of the underlying security or securities, either (i) upon notice of no more than 30 days or (ii) at specified intervals not exceeding 397 days and upon no more than 30 days` notice, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the funds to the issuer and no interest accrues to the funds. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the funds make the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The funds will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the funds (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the funds remain fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time they purchase these securities, there will be greater fluctuations in the funds` net asset value than if the funds did not purchase them.

Illiquid or Restricted Securities

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the funds` Boards. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the funds should be in a position where more than the allowable amount of its net assets is invested in illiquid assets, including restricted securities, the funds will take appropriate steps to protect liquidity.

Notwithstanding the above, the funds may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The liquidity of these securities is monitored based on a variety of factors.

Money Funds

Determination of Maturity of Money Market Securities

The funds may only purchase securities which at the time of investment have remaining maturities of 397 calendar days or less. The other funds may also purchase money market securities. In determining the maturity of money market securities, funds will follow the provisions of Rule 2a-7 under the 1940 Act.

First Tier Money Market Securities Defined

At least 95% of the funds` total assets will be maintained in first tier money market securities. First tier money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price pursuant to written guidelines established in accordance with Rule 2a-7 under the 1940 Act under the supervision of the funds` Boards.

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derivative investments
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Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The funds may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the funds. Interest rate or currency futures can be sold as an offset against the effect of expected increases in interest rates or currency exchange rates and purchased as an offset against the effect of expected declines in interest rates or currency exchange rates.

Futures can also be used as an efficient means of regulating the funds` exposure to the market.

Index Funds may only enter into futures contracts that are appropriate for their investment programs to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. They will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the funds` portfolios, as a cash management tool, or as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The funds may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the funds` portfolios successfully, the funds must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the funds` portfolio securities.

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The funds will enter into futures contracts that are traded on national (or foreign) futures exchanges and are standardized as to maturity date and underlying financial instrument. A public market exists in futures contracts covering various taxable fixed-income securities as well as municipal bonds. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodities Futures Trading
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Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the funds` objectives in these areas.
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Regulatory Limitations

If the funds purchase or sell futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the funds after taking into account unrealized profits and unrealized losses on any such contracts they have entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Boards without a shareholder vote and does not limit the percentage of the funds` assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the funds, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the funds to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the funds` assets to cover or identified accounts could impede portfolio management or the funds` ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the funds would comply with such new restrictions.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the funds purchase or sell a security, no price would be paid or received by the funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the funds` open positions in futures contracts, the funds would be required to deposit with their custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the funds ("variation margin") to restore the margin account to the amount of the initial margin.

Subsequent payments ("mark-to-market payments") to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the funds will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the funds.

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Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice, most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery
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date. If the offsetting purchase price is less than the original sale price, the funds realize a gain; if it is more, the funds realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the funds realize a gain; if it is less, the funds realize a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the funds will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the funds are not able to enter into an offsetting transaction, the funds will continue to be required to maintain the margin deposits on the futures contract.
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As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the funds.

Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the index, and the index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the funds will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the funds enter into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the funds will gain $1,000 (250 units x gain of $4). If the funds enter into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the funds will lose $500 (250 units x loss of $2).

All funds (other than the Money Funds)

Special Risks of Transactions in Futures Contracts

Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day`s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Liquidity The funds may elect to close some or all of their futures positions at any time prior to their expiration. The funds would do so to reduce exposure represented by long futures positions or short futures positions. The funds may close their position by taking opposite positions, which would operate to terminate the funds` position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the funds, and the funds would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the funds would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the funds of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the funds` underlying instruments sought to be hedged.

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Successful use of futures contracts by the funds for hedging purposes is also subject to T. Rowe Price`s ability to correctly predict movements in the direction of the market. It is possible that, when the funds have sold futures to hedge their portfolios against a decline in the market, the index, indices, or instruments` underlying futures might advance, and the value of the underlying instruments held in the funds` portfolios might decline. If this were to occur, the funds would lose money on the futures and also would experience a decline in value in their underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the funds` portfolios will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the funds were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in their portfolios) and prices instead increased, the funds would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in their futures positions. In addition, in such situations, if the funds have insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.
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In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer`s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the funds are computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Writing a put option on a futures contract serves as a partial hedge against an increase in the value of securities the funds intend to acquire. If the futures price at expiration of the option is above the exercise price, the funds will retain the full amount of the option premium, which provides a partial hedge against any increase that may have occurred in the price of the debt securities the funds intend to acquire. If the futures price when the option is exercised is below the exercise price, however, the funds will incur a loss, which may be wholly or partially offset by the decrease in the price of the securities the funds intend to acquire.

Funds investing in municipal securities may trade in municipal bond index option futures or similar options on futures developed in the future. In addition, the funds may trade in options on futures contracts on U.S. government securities and any U.S. government securities futures index contract which might be developed.

From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of a fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the fund and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Call and put options may be purchased or written on financial indices as an alternative to options on futures.

Special Risks of Transactions in Options on Futures Contracts

The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the funds were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the funds seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, their ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers` orders.

In the event no such market exists for a particular contract in which the funds maintain a position, in the case of a written option, the funds would have to wait to sell the underlying securities or futures positions until the option expires or is exercised. The funds would be required to maintain margin deposits on payments until the contract is closed. Options on futures are treated for accounting purposes in the same way as the analogous option on securities are treated.

In addition, the correlation between movements in the price of options on futures contracts and movements in the price of the securities hedged can only be approximate. This risk is significantly increased when an option on a U.S. government securities future or an option on some type of index future is used as a proxy for hedging a portfolio consisting of other types of securities. Another risk is that if the movements in the price of options on futures contracts and the value of the call increase by more than the increase in the value of the securities held as cover, the funds may realize a loss on the call, which is not completely offset by the appreciation in the price of the securities held as cover and the premium received for writing the call.

The successful use of options on futures contracts requires special expertise and techniques different from those involved in portfolio securities transactions. A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends. During periods when municipal securities market prices are appreciating, the funds may experience poorer overall performance than if it had not entered into any options on futures contracts.

General Considerations Transactions by the funds in options on futures will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges, boards of trade, or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of contracts which the funds may write or purchase may be affected by contracts written or purchased by other investment advisory clients of T. Rowe Price. An exchange, boards of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

Additional Futures and Options Contracts

Although the funds have no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the funds trade foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC`s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the funds for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on U.S. futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the funds` orders are placed and the time they are liquidated, offset, or exercised.

Foreign Currency Transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The funds may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of their portfolios. The funds` use of such contracts would include, but not be limited to, the following:

First, when the funds enter into a contract for the purchase or sale of a security denominated in a foreign currency, they may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the funds will be able to protect themselves against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the funds` portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the funds may hedge all or part of their foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the funds will be served.

Third, the funds may use forward contracts when the funds wish to hedge out of the dollar into a foreign currency in order to create a synthetic bond or money market instrument—the security would be issued in U.S. dollars but the dollar component would be transformed into a foreign currency through a forward contract.

The funds may enter into forward contracts for any other purpose consistent with the funds` investment objectives and programs. However, the funds will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the funds` holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the funds may net offsetting positions.

At the maturity of a forward contract, the funds may sell the portfolio security and make delivery of the foreign currency, or they may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the funds retain the portfolio security and engage in an offsetting transaction, the funds will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the funds engage in an offsetting transaction, they may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the funds` entering into a forward contract for the sale of a foreign currency and the date they enter into an offsetting contract for the purchase of the foreign currency, the funds will realize a gain to the extent the price of the currency they have agreed to sell exceeds the price of the currency they have agreed to purchase. Should forward prices increase, the funds will suffer a loss to the extent the price of the currency they have agreed to purchase exceeds the price of the currency they have agreed to sell.

The funds` dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the funds reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the funds value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the funds at one rate, while offering a lesser rate of exchange should the funds desire to resell that currency to the dealer.

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The funds may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies. Entering into such transactions can affect the timing and character of the income and gains realized by the funds and the timing and character of fund distributions.

Such contracts which qualify as Section 1256 contracts will be considered to have been closed at the end of the funds` fiscal years and any gains or losses will be recognized for tax purposes at that time. Such gains or losses (as well as gains or losses from the normal closing or settlement of such transactions) will be characterized as 60% long-term capital gain (taxable at a maximum rate of 15%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The funds will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Certain options, futures, forward foreign exchange contracts, and swaps, which offset another security in the fund, including options, futures, and forward exchange contracts on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes. Generally, a loss on any position in a straddle will be subject to deferral to the extent of any unrealized gain in an offsetting position. For securities which were held for one year or less at inception of the straddle, the holding period may be deemed not to begin until the straddle is terminated. If securities comprising a straddle have been held for more than one year at inception of the straddle, losses on offsetting positions may be treated as entirely long-term capital losses even if the offsetting positions have been held for less than one year. However, a fund may choose to comply with certain identification requirements for offsetting positions that are components of a straddle. Losses with respect to identified positions are not deferred, rather the basis of the identified position that offset the loss position is increased.

In order for the funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of their gross income for a taxable year must be derived from qualifying income, i.e., generally dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent to which the net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures, forward foreign exchange contracts, or swaps may result in a "constructive sale" of offsetting stocks or debt securities of the funds. In such case the funds will be required to realize gain, but not loss, on the sale of such positions as if the position were sold on that date.

For certain options, futures, forward foreign exchange contracts, or swaps, the IRS has not issued comprehensive rules relating to the timing and character of income and gains realized on such contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the funds, potentially resulting in tax consequences to the funds.

Options

Options are a type of potentially high-risk derivative. The funds have no current intention of investing in options on securities, although they reserve the right to do so. Appropriate disclosure would be added to each funds` prospectus and this Statement of Additional Information when and if the funds decide to invest in options.

Writing Covered Call Options

The funds may write (sell) American or European style "covered" call options and purchase options to close out options previously written. In writing covered call options, the funds expect to generate additional premium income, which should serve to enhance the funds` total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price`s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the funds.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The funds generally will write only covered call options. This means that the funds will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the funds will write a call option that is not covered as indicated above but where the funds will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the funds to the risks of writing uncovered options.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the funds` investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the funds generally will not do) but capable of enhancing the funds` total return. When writing a covered call option, the funds, in return for the premium, give up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retain the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the funds have no control over when they may be required to sell the underlying securities or currencies, since they may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the funds have written expires, the funds will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the funds will realize a gain or loss from the sale of the underlying security or currency. The funds do not consider a security or currency covered by a call to be "pledged" as that term is used in the funds` policy, which limits the pledging or mortgaging of assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the funds` loss could be significant.

The premium received is the market value of an option. The premium the funds will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the funds for writing covered call options will be recorded as a liability of the funds. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of the New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the funds to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the funds desire to sell a particular security or currency from their portfolios on which they have written a call option, or purchased a put option, they will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the funds will be able to effect such closing transactions at favorable prices. If the funds cannot enter into such a transaction, they may be required to hold a security or currency that they might otherwise have sold. When the funds write a covered call option, they run the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the funds may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from their portfolios. In such cases, additional costs may be incurred.

The funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the funds.

The funds will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the funds` total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The funds may write American or European style covered put options and purchase options to close out options previously written by the funds. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

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If the funds write put options, they will do so only on a covered basis. This means that the funds would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the funds will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)
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The funds would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the funds` portfolios at a price lower than the current market price of the security or currency. In such event the funds would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the funds would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the funds. In addition, the funds, because they do not own the specific securities or currencies which they may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The funds will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the funds` total assets. In calculating the 25% limit, the funds will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the funds for writing covered put options will be recorded as a liability of the funds. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the funds is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The funds may purchase American or European style put options. As the holder of a put option, the funds have the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of their securities or currencies. An example of such use of put options is provided next.

The funds may purchase a put option on an underlying security or currency (a "protective put") owned by the funds as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the funds, as holder of the put option, are able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security`s market price or currency`s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The funds may also purchase put options at a time when they do not own the underlying security or currency. By purchasing put options on a security or currency they do not own, the funds seek to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the funds will lose their entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The funds will not commit more than 5% of total assets to premiums when purchasing put options. The premium paid by the funds when purchasing a put option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The funds may purchase American or European style call options. As the holder of a call option, the funds have the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The funds may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The funds may purchase call options for the purpose of increasing their current return or avoiding tax consequences which could reduce their current return. The funds may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the funds for the purpose of acquiring the underlying securities or currencies for their portfolios. Utilized in this fashion, the purchase of call options enables the funds to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as the funds hold such a call option, rather than the underlying security or currency itself, the funds are partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The funds may also purchase call options on underlying securities or currencies they own in order to protect unrealized gains on call options previously written by them. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The funds will not commit more than 5% of total assets to premiums when purchasing call and put options. The premium paid by the funds when purchasing a call option will be recorded as an asset of the funds in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset values per share of the funds are computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the funds would look to a clearing corporation to exercise exchange-traded options, if the funds were to purchase a dealer option, they would rely on the dealer from whom they purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the funds as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options have none. Consequently, the funds will generally be able to realize the value of a dealer option they have purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the funds write a dealer option, they generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the funds originally wrote the option. While the funds will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the funds, there can be no assurance that the funds will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the funds, as a covered dealer call option writer, are able to effect a closing purchase transaction, they will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the funds may be unable to liquidate a dealer option. With respect to options written by the funds, the inability to enter into a closing transaction may result in material losses to the funds. For example, since the funds must maintain a secured position with respect to any call option on a security they write, the funds may not sell the assets they have segregated to secure the position while they are obligated under the option. This requirement may impair a fund`s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The funds may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the funds may repurchase the OTC option they have written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Warrants

Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the funds may invest in these securities.

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Structured Instruments
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Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the funds may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the funds could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the funds the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the funds could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

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Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the funds would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
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Interest Rate Transactions

Interest rate transactions, such as interest rate swaps and the purchase or sale of interest rate caps and floors, may be used to preserve a return or spread on a particular investment or portion of a portfolio, to create synthetic securities, or to structure transactions designed for other purposes.

Interest rate swaps involve the exchange by the funds with third parties of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor. In circumstances in which T. Rowe Price anticipates that interest rates will decline, the funds might, for example, enter into an interest rate swap as the floating rate payor. In the case where the funds purchase such an interest rate swap, if the floating rate payments fell below the level of the fixed-rate payment set in the swap agreement, the funds` counterparties would pay the funds` amounts equal to interest computed at the difference between the fixed and floating rates over the national principal amount. Such payments would offset or partially offset the decrease in the payments the funds would receive in respect of floating-rate assets being hedged. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the funds would receive payments from the counterparties which would wholly or partially offset the decrease in the payments they would receive in respect of the financial instruments being hedged.

The funds will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the funds receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the funds` obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in an account by the funds` custodian. If the funds enter into an interest rate swap on other than a net basis, the funds would maintain an account in the full amount accrued on a daily basis of the funds` obligations with respect to the swap. To the extent the funds sell (i.e., write) caps and floors, they will maintain in an account cash or high-quality liquid debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the funds` obligations with respect to any caps or floors. The funds will not enter into any interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the counterparty thereto is rated at least A by S&P. T. Rowe Price will monitor the creditworthiness of counterparties on an ongoing basis. If there is a default by the other parties to such a transaction, the funds will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. T. Rowe Price has determined that, as a result, the swap market has become relatively liquid. The funds may enter into interest rate swaps only with respect to positions held in their portfolios. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the funds are contractually obligated to make. If the other parties to interest rate swaps default, the funds` risk of loss consists of the net amount of interest payments that the funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the funds expect to achieve an acceptable degree of correlation between their right to receive interest on loan interests and their right and obligation to receive and pay interest pursuant to interest rate swaps.

The aggregate purchase price of caps and floors held by the funds may not exceed 10% of total assets. The funds may sell (i.e., write) caps and floors without limitation, subject to the account coverage requirement described above.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under the funds` investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the funds making the loan will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the funds employ an agent to implement their securities lending program and the agent receives a fee from the funds for its services. The funds have a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The funds will not have the right to vote on securities while they are being lent, but they may call a loan in anticipation of any important vote, when practical. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the funds bear the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Interfund Borrowing and Lending

The funds are parties to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits them to borrow money from and/or lend money to other funds in the T. Rowe Price complex. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Price Funds.

Repurchase Agreements

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The funds may enter into a repurchase agreement through which an investor (such as the funds) purchases securities (known as the "underlying security") from well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price`s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The funds will enter into repurchase agreements only where (1) the underlying securities are of the type
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(excluding maturity limitations) which the funds` investment guidelines would allow them to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the funds could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the funds seek to enforce their rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing their rights.
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Reverse Repurchase Agreements

Although the funds have no current intention of engaging in reverse repurchase agreements, they reserve the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the funds, subject to Investment Restriction (1). (See "Investment Restrictions.")

Money Market Reserves

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The funds may invest their cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money market funds are in operation: T. Rowe Price Government Reserve Investment Fund ("GRF") and T. Rowe Price Reserve Investment Fund ("RIF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc. Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.
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Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating.
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GRF and RIF provide a very efficient means of managing the cash reserves of the funds. While neither GRF nor RIF pays an advisory fee to T. Rowe Price, they will incur other expenses. However, GRF and RIF are expected by T. Rowe Price to operate at very low expense ratios. The funds will only invest in GRF or RIF to the extent it is consistent with their investment objectives and programs.
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Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the funds` shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the funds` outstanding shares. Other restrictions in the form of operating policies are subject to change by the funds` Boards without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the funds. With the exception of the diversification test required by the Internal Revenue Code ("IRC"), calculation of the funds` total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the funds` prospectuses or SAI will not include collateral held in connection with securities lending activities. For purposes of the tax diversification test, calculation of the fund`s total assets will include investments made with cash received by the funds as collateral for securities loaned. The IRC diversification test is set forth in the funds` prospectuses.

Fundamental Policies

As a matter of fundamental policy, the funds may not:

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Borrowing Borrow money, except that the funds may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the funds` investment objectives and programs, provided that the combination of (i) and (ii) shall not exceed
33xb6 /xb8 % of the value of the funds` total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The funds may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;
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Commodities Purchase or sell physical commodities, except that the funds (other than the Money Funds) may enter into futures contracts and options thereon;

(a)Industry Concentration (All funds except Equity Index 500, Health Sciences and Prime Reserve Portfolios) Purchase the securities of any issuer if, as a result, more than 25% of the value of the funds` total assets would be invested in the securities of issuers having their principal business activities in the same industry;

(b)Industry Concentration (Equity Index 500 Portfolio) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, except that the fund will invest more than 25% of the value of its total assets in issuers having their principal business activities in the same industry to the extent necessary to replicate the index that the fund uses as its benchmark as set forth in its prospectus;

(c)Industry Concentration (Health Sciences Portfolio) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that the fund will invest more than 25% of its total assets in the health sciences industry as defined in the fund`s prospectus;

(d)Industry Concentration (Prime Reserve Portfolio) Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation does not apply to securities of the banking industry including, but not limited to, certificates of deposit and banker`s acceptances;

Loans Make loans, although the funds may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33xb6 /xb8 % of the value of the funds` total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of the funds` total assets, more than 5% of the value of the funds` total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of the funds` total assets, more than 10% of the outstanding voting securities of any issuer would be held by the funds (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

Senior Securities Issue senior securities except in compliance with the 1940 Act; or

Underwriting Underwrite securities issued by other persons, except to the extent that the funds may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing their investment programs.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

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Money funds With respect to investment restriction (1), the funds have no current intention of engaging in any borrowing transactions.
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All funds With respect to investment restriction (2), the funds do not consider currency contracts or hybrid investments to be commodities.

All funds For purposes of investment restriction (3):

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

Industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor`s (MSCI/S&P) Global Industry Classification Standard. For the Limited-Term Bond Portfolio and the fixed-income investments of the Personal Strategy Balanced Portfolio, industries are determined by reference to the classifications of industries and sub-industries set forth in the Lehman Brothers Global Aggregate Bond Index (Lehman). For the Prime Reserve Portfolio, industries are determined by reference to industry classifications set forth in its semiannual and annual reports. Annual changes by MSCI/S&P or Lehman to their classifications will be implemented within 30 days after the effective date of the change.

It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

For all funds except International Stock, Limited-Term Bond, and Prime Reserve Portfolios, bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the industry limitation of 25%.

All funds For purposes of investment restriction (4), the funds will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

All funds except International Stock Portfolio For purposes of investment restrictions (5), the funds will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

All funds except Limited-Term Bond and Prime Reserve Portfolios With respect to investment restriction (8), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

Operating Policies

As a matter of operating policy, the funds may not:

Borrowing Purchase additional securities when money borrowed exceeds 5% of total assets;

All funds except Equity Index 500 Portfolio

The fund will limit borrowing to (a) 10% of net asset value when borrowing for any general purpose, and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.

Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

Equity Securities (Limited-Term Bond and Prime Reserve Portfolio) Purchase any common stocks or equity securities, except for the Prime Reserve Portfolio as set forth in its prospectus and operating policy on investment companies;

Futures Contracts (All funds except Prime Reserve Portfolio) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the funds` net asset value;

Illiquid Securities Purchase illiquid securities if, as a result, more than 15% (10% for Money Funds) of net assets would be invested in such securities;

Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act and as set forth in a fund`s prospectus; (ii) securities of the TRP Reserve Investment Funds (provided that the investing fund does not invest more than 25% of its total assets in such funds); or (iii) in the case of Prime Reserve Portfolio, only securities of other money market funds;

Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) they may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the funds` total assets at the time of borrowing or investment;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the funds would be invested in such programs;

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Options, etc. Invest in options in excess of the limits set forth in the funds` prospectuses and this SAI;
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Short Sales Effect short sales of securities; or

Warrants Invest in warrants if, as a result, more than 10% of the value of the fund`s net assets would be invested in warrants.

NOTES

The following Notes should be read in connection with the above-described operating policies. The Notes are not operating policies.

If a fund is subject to an 80% name test as set forth in its prospectus, it will be based on the fund`s net assets plus any borrowings for investment purposes.

Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the funds may invest all of their assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the funds (a "Feeder"), and one or more other funds with the same investment objective and program as the funds, sought to accomplish their investment objectives and programs by investing all of their assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the funds. The funds would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

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International Funds
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In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. The funds are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund`s total assets may be invested in such securities.

CUSTODIAN

State Street Bank and Trust Company is the custodian for the funds` U.S. securities and cash, but it does not participate in the funds` investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation, or any central depository system allowed by federal law. In addition, funds investing in municipal securities are authorized to maintain certain of their securities, in particular, variable rate demand notes, in uncertificated form, in the proprietary deposit systems of various dealers in municipal securities. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110. State Street Bank maintains shares of the Retirement and Spectrum Funds in the book entry system of the funds` transfer agent, T. Rowe Price Services, Inc.

All funds that can invest in foreign securities have entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

The funds, their investment adviser (T. Rowe Price International for international funds and T. Rowe Price for all other funds), and their principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price`s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Boards of the funds. The Boards also review the administration of the Code of Ethics on an annual basis.

disclosure of fund Portfolio information

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Each fund`s portfolio holdings are disclosed on a regular basis in its semiannual and annual reports to shareholders as well as Form N-Q which is filed with the SEC within 60 days of a fund`s first and third fiscal quarter-end. In addition, the funds` Boards have adopted policies and procedures with respect to the disclosure of the funds` portfolio securities and the disclosure of portfolio commentary and statistical information about the funds` portfolios and their securities. The policy on the general manner in which the funds` portfolio securities are disclosed is set forth in the funds` prospectuses. In addition, portfolio holdings with respect to periods prior to the most recent quarter-end may be disclosed upon request, subject to the sole discretion of T. Rowe Price.
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This statement of additional information sets forth details of the funds` policy on portfolio holdings disclosure as well as the funds` policy on disclosing information about the funds` portfolios. In adopting the policies, the Boards of the funds took into account the views of the equity, fixed income and/or international steering
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committees of the funds` investment advisers on what information should be disclosed and when and to whom it should be disclosed. The steering committees have oversight responsibilities for managing the T. Rowe Price funds. Each steering committee is comprised of senior investment management personnel of T. Rowe Price or T. Rowe Price International, as applicable. Each committee as a whole determines the funds` policy on the disclosure of portfolio holdings and related information. The funds` Boards believe the policies they have adopted are in the best interests of the funds and that they strike an appropriate balance between the desire of some persons for information about the funds` portfolios and the need to protect the funds from potentially harmful disclosures.
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From time to time, officers of the funds, the funds` investment adviser or the funds` distributor (collectively "T. Rowe Price") may express their views orally or in writing on one or more of the funds` portfolio securities or may state that the funds have recently purchased or sold one or more securities. Such views and statements may be made to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations such as Lipper Inc. and Morningstar, Inc. The nature and content of the views and statements provided to each of these persons may differ. The securities subject to these views and statements may be ones that were purchased or sold since the funds` most recent quarter-end and therefore may not be reflected on the list of the funds` most recent quarter-end portfolio holdings disclosed on the Web site.
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Additionally, T. Rowe Price may provide oral or written information ("portfolio commentary") about the funds, including, but not limited to, how the funds` investments are divided among various sectors, industries, countries, value and growth stocks, small-, mid-, and large-cap stocks, and among stocks, bonds, currencies, and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to fund performance. T. Rowe Price may also provide oral or written information ("statistical information") about various financial characteristics of the funds or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the funds may be based on the funds` most recent quarter-end portfolio or on some other interim period such as month-end. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the funds, persons considering investing in the funds or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers and rating and ranking organizations. The content and nature of the information provided to each of these persons may differ.
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None of the persons described above will receive any of the information described above if, in the sole judgment of T. Rowe Price, the information could be used in a manner that would be harmful to the funds. The T. Rowe Price Code of Ethics contains a provision to this effect.
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T. Rowe Price also discloses portfolio holdings in connection with the day-to-day operations and management of the funds. Full portfolio holdings are disclosed to the funds` custodians and auditors. Portfolio holdings are disclosed to the funds` pricing service vendors and other persons who provide systems or software support in connection with fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the funds in the voting of proxies. In connection with managing the funds, the funds` investment advisers may use analytical systems provided by third parties who may have access to the funds` portfolio holdings. In all of these situations, the funds or T. Rowe Price have entered into an agreement with the outside party under which the party undertakes to maintain the funds` portfolio holdings on a confidential basis and to refrain from trading on the basis of the information. T. Rowe Price relies on these non-disclosure agreements in determining that such disclosures are not harmful to the funds. The names of these persons and the services they provide are set forth below under "Fund Service Providers." The policies and procedures adopted by the funds` Boards require that any additions to the list of "Fund Service Providers" be approved by specified officers at T. Rowe Price.
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Additionally, when purchasing and selling its securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities as well as in connection with litigation involving the funds` portfolio
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securities, the funds may disclose one or more of their securities. The funds have not entered into formal non-disclosure agreements in connection with these situations; however, the funds would not continue to conduct business with a person who T. Rowe Price believed was misusing the disclosed information.
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Fund Service Providers
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Service Provider	Service
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm
JPMorgan Chase, London	Custodian
State Street Bank	Custodian
Jefferson Wells International	Financial Statement Review
ADP	Systems Vendor
American Stock Exchange	Systems Vendor
Bloomberg	Systems Vendor
Business Objects	Systems Vendor
Charles River	Systems Vendor
Citigroup	Systems Vendor
Cognizant	Systems Vendor
COR Financial Solutions	Systems Vendor
DSTI	Systems Vendor
GCom	Systems Vendor
Institutional Shareholder Services	Systems Vendor
Interactive Data	Systems Vendor
Investor Tools, Inc.	Systems Vendor
Lehman Brothers	Systems Vendor
Macgregor	Systems Vendor
Mosiki	Systems Vendor
Omgeo LLC	Systems Vendor
REMO	Systems Vendor
Serena	Systems Vendor
SmartStream Technologies	Systems Vendor
Vision	Systems Vendor
WCI Consulting	Systems Vendor
Wilshire	Systems Vendor
FT Interactive Data	Pricing Vendor
ITG, Inc.	Pricing Vendor & Systems Vendor
JPMorgan Chase	Pricing Vendor
Reuters Fixed Income	Pricing Vendor
S&P/JJ Kenny	Pricing Vendor
Wall Street Concepts, Inc.	Pricing Vendor
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PRICING OF SECURITIES

Blended, Equity, Index Equity, International Equity, and Bond Funds

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

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Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.
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Money Funds
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Securities are valued at amortized cost.
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Blended, Equity, and International Equity Funds
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Trading in the portfolio securities of the funds may take place in various foreign markets on certain days (such as Saturday) when the funds are not open for business and do not calculate their net asset value. As a result, net asset values may be significantly affected by trading on days when shareholders cannot make transactions. In addition, trading in the Price funds` portfolio securities may not occur on days when the funds are open.

All Price Funds Except Money Funds

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Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at the closing settlement price. Foreign currency forward contracts are valued using the prevailing forward exchange rate. Swap agreements are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service.
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Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions.

All Price Funds

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds` Boards.

NET ASSET VALUE PER SHARE

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The purchase and redemption price of the funds` shares is equal to the funds` net asset value per share or share price. The funds determine their net asset value per share by subtracting their liabilities (including accrued expenses and dividends payable) from their total assets (the market value of the securities the funds hold plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the funds, other than the Japan Fund, is calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The net asset value per share of the Japan Fund is calculated as of the close of trading on the NYSE each day the NYSE and the Tokyo Stock Exchange ("TSE") are both open. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The TSE is scheduled to be closed on the following days in 2007: January 1, 2, 3 and 8; February 12; March 21; April 30; May 3, 4, and 5; July 16; September 17 and 24; October 8; November 3 and 23; and December 24 and 31, as well as the following days in 2008: January 1, 2, 3, and 14; February 11; March 20; April 29; May 3, 4, and 6; July 21; September 15 and 23; October 13; November 3 and 24; and December 23 and 31. If the TSE closes on dates not listed, the Japan Fund will not be priced on those dates.
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Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the funds may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, or in the case of the Japan Fund, either the NYSE or TSE is closed, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the funds of securities owned by them is not reasonably practicable or it is not reasonably practicable for the funds fairly to determine the value of their net assets, or (d) during which a governmental body having jurisdiction over the funds may by order permit such a suspension for the protection of the funds` shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

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Money Funds
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Maintenance of Money Funds` Net Asset Value per Share at $1.00
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It is the policy of the funds to attempt to maintain a net asset value of $1.00 per share by using the amortized cost method of valuation permitted by Rule 2a-7 under the 1940 Act. Under this method, securities are valued by reference to the funds` acquisition costs as adjusted for amortization of premium or accumulation of discount, rather than by reference to their market value. Under Rule 2a-7:

(a)The Boards must establish written procedures reasonably designed, taking into account current market conditions and the funds` investment objectives, to stabilize the funds` net asset value per share, as computed for the purpose of distribution, redemption, and repurchase, at a single value;

(b)The funds must (i) maintain a dollarweighted average portfolio maturity appropriate to their objective of maintaining a stable price per share, (ii) not purchase any instrument with a remaining maturity greater than 397 days, and (iii) maintain a dollarweighted average portfolio maturity of 90 days or less;

(c)The funds must limit their purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments which the funds` Boards determine present minimal credit risks and which are eligible securities as defined by Rule 2a-7; and

(d)The Boards must determine that (i) it is in the best interest of the funds and the shareholders to maintain a stable net asset value per share under the amortized cost method; and (ii) the funds will continue to use the amortized cost method only so long as the Boards believe that it fairly reflects the market-based net asset value per share.

Although the funds believe that they will be able to maintain their net asset value at $1.00 per share under most conditions, there can be no absolute assurance that they will be able to do so on a continuous basis. If the funds` net asset value per share declined, or was expected to decline, below $1.00 (rounded to the nearest one cent), the Boards of the funds might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he holds his shares and in his receiving, upon redemption, a price per share lower than that which he paid. On the other hand, if the funds` net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Boards of the funds might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

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Prime Money Market Securities Defined
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Prime money market securities are those which are described as First Tier Securities under Rule 2a-7 of the 1940 Act. These include any security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class that is comparable in priority and security with the security) by any two nationally recognized statistical rating organizations (NRSROs) (or if only one NRSRO has issued a rating, that NRSRO) in the highest rating category for short-term debt obligations (within which there may be sub-categories). First Tier Securities also include unrated securities comparable in quality to rated securities, as determined by T. Rowe Price under the supervision of the funds` Boards.
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DIVIDENDS AND DISTRIBUTIONS

Unless you elect otherwise, capital gain distributions, final quarterly dividends and annual dividends, if any, will be reinvested on the reinvestment date using the net asset values per share on that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

TAX STATUS

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The funds intend to qualify as "regulated investment companies" under Subchapter M of the Code.
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In order to be subject to the special tax benefits applicable to regulated investment companies, the funds will be required to distribute the sum of 90% of their investment company taxable income and 90% of their net tax-exempt income, if any, each year. In order to avoid federal income tax, the funds must distribute all of their investment company taxable income and realized long-term capital gains for each fiscal year within 12 months after the end of the fiscal year. To avoid federal excise tax, the funds must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) and distribute such amounts prior to February 1 of the following calendar year. Shareholders are required to include such distributions in their income for federal income tax purposes whether dividends and capital gain distributions are paid in cash or in additional shares.
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For individual shareholders, a portion of the funds` ordinary dividends representing "qualified dividend income" may be subject to tax at the lower rate applicable to long-term capital gains, rather than ordinary income. "Qualified dividend income" is comprised of certain dividends received from domestic and qualified foreign corporations. It excludes dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions, and dividends on stocks the funds have not held for more than 60 days during the 121-day period beginning 60 days before the stock became ex-dividend (90 and 181 days for certain preferred stock). Individual shareholders can only apply the lower rate to the qualified portion of the funds` dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds` dividends. Little, if any, of the ordinary dividends from the Bond and Money Funds is expected to qualify for this lower rate.
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For corporate shareholders, a portion of the funds` ordinary dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the funds` income consists of dividends paid by U.S. corporations. This deduction does not include dividends representing payments in lieu of dividends related to loaned securities, dividends received on certain hedged positions and dividends on stocks the funds have not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of the funds` dividends if they have held the shares in the funds on which the dividends were paid for the holding period surrounding the ex-dividend date of the funds` dividends. Little, if any, of the ordinary dividends from the Bond, International, and Money Funds is expected to qualify for this deduction. Long-term capital gain distributions paid by the funds are not eligible for the dividends-received deduction.

At the time of your purchase of shares (except in Money Funds), the funds` net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the funds. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. The funds may be able to reduce the amount of such distributions by utilizing their capital loss carry-overs, if any. For federal income tax purposes, the funds are permitted to carry forward their net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

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If, in any taxable year, a fund does not qualify as a regulated investment company under the Code: (1) the fund would be taxed at the normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund`s distributions, to the extent made out of the fund`s current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends regardless of whether they would otherwise have been considered capital gain dividends; (3) the fund
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may qualify for the 70% deduction for dividends received by corporations; and (4) foreign tax credits would not "pass through" to shareholders,
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Taxation of Foreign Shareholders

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The Code provides that dividends from ordinary income (which for this purpose, are deemed to include net short-term capital gains and each shareholder`s pro-rata share of foreign taxes paid by the funds—see discussion of "pass through" of the foreign tax credit to U.S. shareholders) will be subject to U.S. tax. For shareholders who are not engaged in a business in the United States, this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. The fund may designate a portion of its ordinary dividends as an "interest related dividend" or short-term capital gain dividend. For such portion, the fund would generally not be required to withhold the 30% tax applicable to foreign shareholders. However, the fund does not intend to elect to pass through the character of such dividends.
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Distributions to foreign shareholders of net long-term capital gains realized by the funds may be subject to U.S. tax if the foreign shareholder is engaged in a U.S. business and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the United States during the tax year for more than 182 days. In addition, a fund which has 50% or more of the value of its assets in U.S. real property interests may be required to withhold up to 35% of capital gain distributions to foreign shareholders, to the extent attributable to gains from the sale or exchange by the fund of a U.S. real property interest, and such foreign shareholder may be required to file a U.S. tax return. Such withholding is not required, however, unless the foreign shareholder owns more than 5% of the fund`s shares at any time during the one-year period ending on the date of such distributions (but ordinary dividend withholding rules as explained in the preceding paragraph would apply to such distributions). If, however, the fund`s shares are not more than 50% owned by U.S. persons, it may be required to withhold 10% of the proceeds on the sale of its shares by a foreign shareholder. Such foreign shareholder would also be required to file a U.S. tax return.
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Foreign Taxes

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Income received by the funds from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the funds` total assets at the close of the taxable year comprises securities issued by foreign corporations or governments, the funds may file an election to "pass through" to the funds` shareholders any foreign income taxes as paid by the funds. There can be no assurance that the funds will be able to do so. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their pro-rata share of foreign taxes paid by the funds; (2) treat their pro-rata share of foreign taxes paid by them; and (3) either deduct their pro-rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes subject to certain limitations (but not both). A deduction for foreign taxes may only be claimed by a shareholder who itemizes deductions.
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Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the funds will be increased. If the result is a loss, the ordinary income dividend paid by the funds will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the funds` taxable year.

Passive Foreign Investment Companies

The funds may purchase the securities of certain foreign investment funds or trusts, called "passive foreign investment companies," for U.S. tax purposes. Such foreign investment funds or trusts are the only or primary way to invest in companies in certain countries. In addition to bearing their proportionate share of the funds` expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the funds held the investment. In addition, the funds may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments and certain interest charges, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the funds intend to treat these securities as sold on the last day of their fiscal years and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income or losses. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions.

CAPITAL STOCK

The funds` Charters authorize the Boards to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Boards subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Boards may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the funds` Boards might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered as investment companies under the 1940 Act or are excluded from registration. Each insurance company, as the Shareholder, is entitled to one vote for each full share held (and fractional votes for fractional shares held). Under the current laws, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants. Fund shares for which contract holders or participants are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by the insurance companies or affiliated companies in the separate accounts, will be voted in proportion to the shares for which voting instructions have been received.

There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the funds, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporations, a special meeting of shareholders of the Corporations shall be called by the secretary of the Corporations on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporations the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporations, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporations to the extent required by Section 16(c) of the 1940 Act.

The series (and classes) set forth below have been established by the Boards under the Articles of Incorporation of the indicated Corporations. Each series represents a separate pool of assets of the Corporations` shares and has different objectives and investment policies. The Articles of Incorporation also provide that the Boards may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund. Classes represent separate shares in the funds but share the same portfolios as the indicated funds. Each fund is registered with the SEC under the 1940 Act as an open-end investment company, commonly known as a "mutual fund."
Maryland Corporations
T. Rowe Price Equity Series, Inc.
 T. Rowe Price Blue Chip Growth Portfolio
 T. Rowe Price Blue Chip Growth Portfolio—II T. Rowe Price Equity Income Portfolio
 T. Rowe Price Equity Income Portfolio—II
 T. Rowe Price Equity Index 500 Portfolio
 T. Rowe Price Health Sciences Portfolio
 T. Rowe Price Health Sciences Portfolio—II
 T. Rowe Price Mid-Cap Growth Portfolio
 T. Rowe Price Mid-Cap Growth Portfolio—II
 T. Rowe Price New America Growth Portfolio
 T. Rowe Price Personal Strategy Balanced Portfolio

T. Rowe Price Fixed Income Series, Inc. T. Rowe Price Limited-Term Bond Portfolio T. Rowe Price Limited-Term Bond Portfolio—II T. Rowe Price Prime Reserve Portfolio
T. Rowe Price International Series, Inc. T. Rowe Price International Stock Portfolio

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PROXY VOTING — Process and POLICIES
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T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote—such as election of directors and important matters affecting a company`s structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
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Proxy Administration
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The T. Rowe Price Proxy Committee develops our firm`s positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders` interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as Institutional Shareholder Services ("ISS") and Glass Lewis, and information presented by company managements and shareholder groups.
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Once the Proxy Committee establishes its recommendations, they are distributed to the firm`s portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio
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companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee`s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price`s proxy voting process, policies, and voting records.
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T. Rowe Price has retained ISS, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price`s voting guidelines—many of which are consistent with ISS positions—T. Rowe Price occasionally may deviate from ISS recommendations on general policy issues or specific proxy proposals.
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Fiduciary Considerations
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T. Rowe Price`s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance. For example, we might refrain from voting if we or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.
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Consideration Given Management Recommendations
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When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.
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T. Rowe Price Voting Policies
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Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies, which are available to clients upon request. The following is a summary of the more significant T. Rowe Price policies:
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Election of Directors
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T. Rowe Price generally supports slates with a majority of independent directors. We withhold votes for outside directors that do not meet certain criteria relating to their independence or their inability to dedicate sufficient time to their board duties due to their commitment to other boards. We also withhold votes for inside directors serving on compensation, nominating, and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We may also withhold votes from inside directors for the failure to establish a formal nominating committee. T. Rowe Price supports shareholder proposals calling for a majority vote threshold for the election of directors.
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Executive Compensation
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Our goal is to assure that a company`s equity-based compensation plan is aligned with shareholders` long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features, burn rates which are excessive in relation to the company`s peers, dilution to shareholders, and comparability to plans in the company`s peer group. We generally oppose plans that give a company the ability to reprice options or to grant options at below market prices. For companies with particularly egregious pay practices we may withhold votes from compensation committee members, the CEO, or even the entire board.
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Mergers and Acquisitions
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T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders` current and future earnings stream and to ensure that our Price Funds and clients are receiving fair compensation in exchange for their investment.
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Anti-takeover, Capital Structure, and Corporate Governance Issues
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T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes and poison pills. We also oppose proposals which give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, we will consider the dilutive impact to shareholders and the effect on shareholder rights. We generally support shareholder proposals that call for the separation of the Chairman and CEO positions unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company`s auditor, we typically oppose auditors who have a significant non-audit relationship with the company.
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Social and Corporate Responsibility Issues
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T. Rowe Price generally votes with a company`s management on social, environmental, and corporate responsibility issues unless they have substantial economic implications for the company`s business and operations that have not been adequately addressed by management.
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Monitoring and Resolving Conflicts of Interest
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The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that due to the client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our clients. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing or sales. Since our voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines to vote clients` proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager`s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company`s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price`s Code of Ethics requires all employees to avoid placing themselves in a "compromising position" where their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
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Reporting
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Vote Summary Reports are generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, votes cast for the client during the period, and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. If you wish to receive a copy of your account`s voting record, please contact your T. Rowe Price Client Relationship Manager.
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T. Rowe Price Proxy Vote Disclosure
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T. Rowe Price funds make broad disclosure of their proxy votes on troweprice.com and on the SEC`s Internet site at http://www.sec.gov. All funds, regardless of their fiscal years, must file with the SEC by August 31, their proxy voting records for the most recent 12-month period ended June 30.

federal registration of shares

The funds` shares are registered for sale under the 1933 Act. Registration of the funds` shares are not required under any state law, but the funds are required to make certain filings with and pay fees to the states in order to sell their shares in the states.

legal counsel

Willkie Farr & Gallagher LLP, whose address is 787 Seventh Avenue, New York, New York 10019, is legal counsel to the funds.

RATINGS OF COMMERCIAL PAPER

Moody`s Investors Service, Inc. P-1 superior capacity for repayment. P-2 strong capacity for repayment. P-3 acceptable capacity for repayment of short-term promissory obligations.

Standard & Poor`s Corporation A-1 highest category, degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. A-2 satisfactory capacity to pay principal and interest. A-3 adequate capacity for timely payment, but are more vulnerable to adverse effects of changes in circumstances than higher-rated issues. B and C speculative capacity to pay principal and interest.

Fitch Ratings F-1+ exceptionally strong credit quality, strongest degree of assurance for timely payment. F-1 very strong credit quality. F-2 good credit quality, having a satisfactory degree of assurance for timely payment. F-3 fair credit quality, assurance for timely payment is adequate, but adverse changes could cause the securities to be rated below investment grade.

Moody`s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody`s. Among the factors considered by Moody`s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer`s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer`s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

Standard & Poor`s Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer`s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer`s commercial paper is rated A1, A2, or A3.

Fitch Ratings Fitch 1—Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2—Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody`s Investors Service, Inc.

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor`s Corporation

AAA—This is the highest rating assigned by Standard & Poor`s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D—In default.

Fitch Ratings

AAA—High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA—Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor`s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor`s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

Redemptions in Kind

The funds have filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the funds to effect redemptions in kind and in cash as set forth in the funds` prospectuses.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the funds, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the funds; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

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INDEX

	Page		Page

Capital Stock	99	Management of the Funds	7
Code of Ethics	92	Net Asset Value per Share	96
Custodian	92	Part I	2
Derivative Investments	73	Part II	57
Disclosure of Fund Portfolio Information	93	Portfolio Management Practices	87
Distributor for the Funds	44	Portfolio Transactions	46
Dividends and Distributions	97	Pricing of Securities	95
Federal Registration of Shares	103	Principal Holders of Securities	35
Independent Registered Public Accounting Firm	56	Proxy Voting — Process and Policies	101
Investment Management Agreements	42	Ratings of Commercial Paper	103
Investment Objectives and Policies	57	Ratings of Corporate Debt Securities	104
Investment Program	64	Risk Factors	57
Investment Restrictions	88	Tax Status	97
Legal Counsel	103
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PART C

OTHER INFORMATION

Item 23. Exhibits

(a)(1)Articles of Incorporation of Registrant, dated March 15, 1994 (electronically filed with initial Registration Statement dated March 21, 1994)

(a)(2)Articles Supplementary, for T. Rowe Price Prime Reserve Portfolio dated August 1, 1996 (electronically filed with Amendment No. 5 dated October 21, 1996)

(a)(3)Articles Supplementary, for T. Rowe Price Limited-Term Bond Portfolio—II, dated February 8, 2005 (electronically filed with Amendment No. 16 dated March 30, 2005)

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(b)By-Laws of Registrant, as amended July 21, 1999, February 5, 2003, April 21, 2004, and February 8, 2005 (electronically filed with Amendment No. 18 dated April 28, 2006)
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(c)See Article SIXTH, Capital Stock, paragraphs (b)-(g) of the Articles of Incorporation, (electronically filed with initial Registration Statement); Article II, Shareholders, in its entirety and Article VIII, Capital Stock, in its entirety, of the By-Laws (electronically filed with Amendment No. 15)
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(d)(1)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Limited-Term Bond Portfolio, and T. Rowe Price Associates, Inc., dated April 21, 1994 (electronically filed with Amendment No. 1 dated May 12, 1994)

(d)(2)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Prime Reserve Portfolio, and T. Rowe Price Associates, Inc., dated July 30, 1996 (electronically filed with Amendment No. 6 dated November 13, 1996)

(e)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated February 8, 2005 (electronically filed with Amendment No. 16 dated March 30, 2005)

(f)Inapplicable

(g)Custody Agreements

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(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, April 19, 2006, July 19, 2006, and October 18, 2006
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(g)(2)Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996, July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, July 23, 2003, October 22, 2003, September 20, 2004, December 14, 2005, April 19, 2006, and October 18, 2006
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(h)Other Agreements

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(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2007
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(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2007
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(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Registered Public Accounting Firm

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

(k)Inapplicable

(l)Inapplicable

(m)(1)Rule 12b-1 Plan for the T. Rowe Price Limited-Term Bond Portfolio—II dated February 8, 2005 (electronically filed with Amendment No. 16 dated March 30, 2005)

(m)(2)Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. (electronically filed with Amendment No. 16 dated March 30, 2005)

(n)(1)Rule 18f-3 Plan for the T. Rowe Price Limited-Term Bond Portfolio—II dated February 8, 2005 (electronically filed with Amendment No. 16 dated March 30, 2005)

(p)Code of Ethics and Conduct, dated February 1, 2005

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant`s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys` fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation`s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. ("Price Associates"), a wholly owned subsidiary of Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of Price Associates, was incorporated in 2000 as a federally chartered savings bank. The Savings Bank provides federally insured bank products to a national customer base.

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T. Rowe Price International, Inc. ("T. Rowe Price International"), a Maryland corporation, is a wholly owned subsidiary of TRP Finance, Inc. T. Rowe Price International was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the
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T. Rowe Price Trust Company, trustee of the International Common Trust Fund. T. Rowe Price International, which has offices in London, Baltimore, and other global locations, is an SEC registered investment adviser under the Investment Advisers Act of 1940, and is also registered with the Financial Services Authority ("FSA") in the United Kingdom, the Monetary Authority of Singapore ("MAS"), and the Securities and Futures Commission of Hong Kong ("SFC").
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T. Rowe Price Global Investment Services Limited ("Global Investment Services"), is a U.K. corporation, organized in 2000 and a wholly owned subsidiary of Group. Global Investment Services is a registered investment adviser with the FSA, the Kanto Local Finance Bureau ("KLFB") and FSA in Japan, and with the SEC under the Investment Advisers Act of 1940. Global Investment Services is an investment manager, with primary responsibility for marketing and client servicing for non-U.S. clients. Global Investment Services may delegate investment management responsibilities to Price Associates or T. Rowe Price International. Global Investment Services also acts as sponsor, investment manager, and primary distributor of the TRP Funds SICAV. Global Investment Services is headquartered in London, and has several other global locations.
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T. Rowe Price Global Asset Management Limited ("Global Asset Management"), is a U.K. corporation and a wholly owned subsidiary of Group. Global Asset Management is a registered investment adviser with the FSA and provides investment management services to Japanese investment trusts and other investment products for sale, investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management, or non-U.S. registered collective investment schemes and Global Asset Management. Global Asset Management is also an SEC registered investment adviser under the Investment Advisers Act of 1940.
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T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which Price Associates and T. Rowe Price International sponsor and serve as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

T. Rowe Price Associates Foundation, Inc. (the "Foundation") was incorporated in 1981 (and is not a subsidiary of Price Associates). The Foundation`s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service T. Rowe Price employees give to qualifying organizations of their choice are matched according to established guidelines.

T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Marylandchartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and nonqualified employee benefit plans, individual retirement accounts, and common trust funds.

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TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a U.K.-based corporate finance advisory firm.
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T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership organized in 1995 which invests in private financings of emerging growth companies.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

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T. Rowe Price (Canada), Inc. ("TRP Canada"), a wholly owned subsidiary of Price Associates, is a Maryland corporation organized in 1988. TRP Canada is registered with the Ontario Securities Commission, as a non-Canadian Advisor, in the categories of Investment Counsel and Portfolio Manager, to provide advisory services to individual and institutional clients residing in Canada. TRP Canada is also registered with the Manitoba Securities Commission as an Investment Counsel (International Adviser) and with the British Columbia Securities Commission as a Portfolio Manager and Investment Counsel (Securities) and with the SEC as a registered investment adviser under the Investment Advisers Act of 1940.
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T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. ("TRP Suburban"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

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TRP Colorado Springs, LLC, a wholly owned Maryland subsidiary of Price Associates, was formed in 2006 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.
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TRP Finance, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets.

T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of Group, was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

Directors of T. Rowe Price Group, Inc.

Listed below are the directors and executive officers of Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

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James T. Brady, Director of T. Rowe Price Group, Inc. Mr. Brady is the managing director of MidAtlantic of Ballantrae International, Ltd., a management consulting firm; Nexcen Brands, Inc. an owner, manager, and developer of intellectual property; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady`s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.
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J. Alfred Broaddus, Jr., Director of T. Rowe Price Group, Inc. Mr. Broaddus is a former president of the Federal Reserve Bank of Richmond and is a member of the American Economic Association and the National Association of Business Economists. He also serves on the board of directors of Owens & Minor, Inc., a medical/surgical supplies distributor; Albemarle Corporation, a specialty chemicals producer; and Markel Corporation, a specialty insurer. Mr. Broaddus` address is 4114 Hanover Avenue, Richmond, Virginia 23221.
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Donald B. Hebb, Jr., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.
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Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer retired as dean of the Johns Hopkins Bloomberg School of Public Health in September 2005. He continues to serve as a professor of ophthalmology, epidemiology, and international health at this institution; Director of BD, Inc., a medical technology company; Director of the Academy for Educational Development; Chairman of the MicroNutrient Forum; Director of the
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Foundation of the National Institutes of Health; Director of the Laser Foundation; and senior medical advisor for Helen Keller International. Dr. Sommer`s address is 615 N. Wolfe Street, Room E6527, Baltimore, Maryland 21205.
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Dwight S. Taylor, Director of T. Rowe Price Group, Inc. Mr. Taylor is president of Corporate Development Services, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust, and a director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. He also serves on the National Board of the National Association of Industrial & Office Properties, and is President of its Maryland chapter. Mr. Taylor is a founding member of Associated Black Charities of Maryland and currently serves on the Board of Trustees of the Baltimore Polytechnic Institute Foundation, Capitol College, and Lincoln University. Mr. Taylor`s address is 8815 Centre Park Drive, Suite 400, Columbia, Maryland 21045.
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Anne Marie Whittemore, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore`s address is One James Center, Richmond, Virginia 23219.
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The following are directors or executive officers of Group and/or the investment managers (Price Associates, T. Rowe Price International, Global Investment Services, or Global Asset Management):

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Name	Company Name	Position Held With Company
Edward C. Bernard	T. Rowe Price Advisory Services, Inc.	Director President
	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price (Canada), Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Chairman of the Board Director
	T. Rowe Price Global Investment Services Limited	Chairman of the Board Director
	T. Rowe Price Group, Inc.	Vice Chairman of the Board Director Vice President
	T. Rowe Price Insurance Agency, Inc.	Director President
	T. Rowe Price International, Inc.	Director
	T. Rowe Price Investment Services, Inc.	Chairman of the Board Director President
	T. Rowe Price Retirement Plan Services, Inc.	Chairman of the Board President
	T. Rowe Price Savings Bank	Chairman of the Board Director
	T. Rowe Price Services, Inc.	Chairman of the Board Director
	T. Rowe Price Trust Company	Chairman of the Board Chief Executive Officer Director President
Calum Ferguson	T. Rowe Price Global Asset Management Limited	Chief Compliance Officer Vice President
	T. Rowe Price Global Investment Services Limited	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price International, Inc.	Chief Compliance Officer Vice President
John R. Gilner	T. Rowe Price Advisory Services, Inc.	Chief Compliance Officer
	T. Rowe Price Associates, Inc.	Chief Compliance Officer Vice President
	T. Rowe Price (Canada), Inc.	Chief Compliance Officer Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Investment Services, Inc.	Vice President
James A.C. Kennedy	T. Rowe Price Associates, Inc.	Director President
	T. Rowe Price Global Asset Management Limited	Director
	T. Rowe Price Global Investment Services Limited	Director
	T. Rowe Price Group, Inc.	Chief Executive Officer Director President
	T. Rowe Price International, Inc.	Director
	T. Rowe Price Threshold Fund Associates, Inc.	Director Vice President
S. James Mazarakis	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Group, Inc.	Chief Technology Officer Vice President
Kenneth V. Moreland	T. Rowe Price Associates, Inc.	Chief Financial Officer
	TRP Colorado Springs, L.L.C.	President
	T. Rowe Price Group, Inc.	Chief Financial Officer Vice President
	TRP Finance, Inc.	Director President
	TRP Suburban, Inc.	Director President
	TRP Suburban Second, Inc.	Director President
Mary J. Miller	T. Rowe Price Associates, Inc.	Director Vice President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Trust Company	Director
Brian C. Rogers	T. Rowe Price Associates, Inc.	Chief Investment Officer Director Vice President
	T. Rowe Price Group, Inc.	Chairman of the Board Chief Investment Officer Director Vice President
	T. Rowe Price Trust Company	Vice President
R. Todd Ruppert	T. Rowe Price Associates, Inc.	Vice President
	T. Rowe Price Global Asset Management Limited	Chief Executive Officer Director President
	T. Rowe Price Global Investment Services Limited	Chief Executive Officer Director President
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Retirement Plan Services, Inc.	Vice President
	T. Rowe Price Trust Company	Vice President
	TRPH Corporation	Director President
	T. Rowe Price (Canada), Inc.	Vice President
David J.L. Warren	T. Rowe Price Associates, Inc.	Director
	T. Rowe Price Group, Inc.	Vice President
	T. Rowe Price Global Asset Management Ltd.	Director
	T. Rowe Price Global Investment Services Ltd.	Director
	T. Rowe Price International, Inc.	Chief Executive Officer Director President


Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also "Management of the Funds," in Registrant`s Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:
T. Rowe Price Balanced Fund, Inc.
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price California Tax-Free Income Trust
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Opportunity Fund, Inc.
T. Rowe Price Corporate Income Fund, Inc.
T. Rowe Price Developing Technologies Fund, Inc.
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
T. Rowe Price Diversified Small-Cap Growth Fund, Inc.
T. Rowe Price Dividend Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Series, Inc.
T. Rowe Price Financial Services Fund, Inc.
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Global Technology Fund, Inc.
T. Rowe Price GNMA Fund
T. Rowe Price Growth & Income Fund, Inc.
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Health Sciences Fund, Inc.
T. Rowe Price High Yield Fund, Inc.
T. Rowe Price Index Trust, Inc.
T. Rowe Price Inflation Protected Bond Fund, Inc.
T. Rowe Price Institutional Equity Funds, Inc.
T. Rowe Price Institutional Income Funds, Inc.
T. Rowe Price Institutional International Funds, Inc.
T. Rowe Price International Funds, Inc.
T. Rowe Price International Index Fund, Inc.
T. Rowe Price International Series, Inc.
T. Rowe Price Media & Telecommunications Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
T. Rowe Price Mid-Cap Value Fund, Inc.
T. Rowe Price New America Growth Fund
T. Rowe Price New Era Fund, Inc.
T. Rowe Price New Horizons Fund, Inc.
T. Rowe Price New Income Fund, Inc.
T. Rowe Price Personal Strategy Funds, Inc.
T. Rowe Price Prime Reserve Fund, Inc.
T. Rowe Price Real Estate Fund, Inc.
T. Rowe Price Reserve Investment Funds, Inc.
T. Rowe Price Retirement Funds, Inc.
T. Rowe Price Science & Technology Fund, Inc.
T. Rowe Price Short-Term Bond Fund, Inc.
T. Rowe Price Short-Term Income Fund, Inc.
T. Rowe Price Small-Cap Stock Fund, Inc.
T. Rowe Price Small-Cap Value Fund, Inc.
T. Rowe Price Spectrum Fund, Inc.
T. Rowe Price State Tax-Free Income Trust
T. Rowe Price Summit Funds, Inc.
T. Rowe Price Summit Municipal Funds, Inc.
T. Rowe Price Tax-Efficient Funds, Inc.
T. Rowe Price Tax-Exempt Money Fund, Inc.
T. Rowe Price Tax-Free High Yield Fund, Inc.
T. Rowe Price Tax-Free Income Fund, Inc.
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. Rowe Price U.S. Bond Index Fund, Inc.
T. Rowe Price U.S. Treasury Funds, Inc.
T. Rowe Price Value Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
Edward C. Bernard	Chairman of the Board, Director, and President	Chairman of the Board
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Raymond Ahn	Vice President	None
Jerrold Appelbaum	Vice President	None
Patricia M. Archer	Vice President	None
Stephen P. Ban	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Martin P. Brown	Vice President	None
Margo B. Bryant	Vice President	None
Sheila P. Callahan	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Todd M. Cleary	Vice President	None
Linsley G. Craig	Vice President	None
Joseph A. Crumbling	Vice President	None
Peter A. DeLibro	Vice President	None
Edward L. Dunn, Jr.	Vice President	None
LeSales S. Dunworth	Vice President	None
Patricia Cannon Ewachiw	Vice President	None
Christine S. Fahlund	Vice President	None
Forrest R. Foss	Vice President	None
Bruce S. Fulton	Vice President	None
John A. Galateria	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
Joanne M. Healy	Vice President	None
Kristen L. Heerema	Vice President	None
Walter J. Helmlinger	Vice President	None
Keller L. Hoak	Vice President	None
Carole Hofmeister	Vice President	None
David A. Hueser	Vice President	None
Christopher J. Hufman	Vice President	None
Renee L. Isberg	Vice President	None
Christopher A. Jarmush	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Steven A. Larson	Vice President	None
Gina M. Lea	Vice President	None
Gayle A. Lomax	Vice President	None
James R. Longenecker	Vice President	None
Sarah McCafferty	Vice President	None
Daniel M. Middelton	Vice President	None
Mark J. Mitchell	Vice President	None
Thomas R. Morelli	Vice President	None
Dana P. Morgan	Vice President	None
Paul Musante	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O`Connor	Vice President	None
David Oestreicher	Vice President	None
Kristine A. Paden	Vice President	None
Kathleen G. Polk	Vice President	None
Naomi S. Proshan	Vice President	None
Kenna E. Quereau	Vice President	None
Seamus A. Ray	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Ann R. Schultz	Vice President	None
Kristin E. Seeberger	Vice President	None
Deborah D. Seidel	Vice President	None
John W. Seufert	Vice President	None
Kevin C. Shea	Vice President	None
Scott L. Sherman	Vice President	None
Donna B. Singer	Vice President	None
Jonathan L. Stricker	Vice President	None
Scott Such	Vice President	None
John M. Townsend	Vice President	None
Jerome Tuccille	Vice President	None
Eric Veiel	Vice President	None
Judith B. Ward	Vice President	None
Regina M. Watson	Vice President	None
William R. Weker, Jr.	Vice President	None
Lois A. Welsh	Vice President	None
Teresa F. Whitaker	Vice President	None
Natalie C. Widdowson	Vice President	None
James Zurad	Vice President	None
Timothy S. Dignan	Treasurer and Vice President	None
Barbara A. Van Horn	Secretary	None
Megan R. Abbruzzese	Assistant Vice President	None
Megan L. Anderson	Assistant Vice President	None
Cheryl L. Armitage	Assistant Vice President	None
Kerrie L. Bailey	Assistant Vice President	None
S. Olivia Barbee	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Carl P. Beernink	Assistant Vice President	None
Cheri M. Belski	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Jonathan C. Boldebuck	Assistant Vice President	None
Michele L. Cassell	Assistant Vice President	None
Jodi A. Casson	Assistant Vice President	None
Cynthia M. Ciangio	Assistant Vice President	None
Susan M. D`Angelo	Assistant Vice President	None
Brian C. Dausch	Assistant Vice President	None
Kimberly E. DeDominicis	Assistant Vice President	None
Heather S. Dondis	Assistant Vice President	None
Jason S. Dowdy	Assistant Vice President	None
William P. Duffy	Assistant Vice President	None
Dennis J. Elliott	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Kerry L. Fox	Assistant Vice President	None
Dixie M. Frank	Assistant Vice President	None
Amy M. Frederick	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
Alan P. Graff	Assistant Vice President	None
Leah B. Greenstein	Assistant Vice President	None
Brian L. Habas	Assistant Vice President	None
Marywill R. Herrfeldt	Assistant Vice President	None
Kristin Hirt	Assistant Vice President	None
Bernadette A. Hughes	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Anne Kim	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Michael J. Kubik	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Brian J. Lewbart	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Kimberly W. Madore	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
Charlotte L. Matthews	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Mary J. Namian	Assistant Vice President	None
James C. Neubauer	Assistant Vice President	None
Dave J. Notarangelo	Assistant Vice President	None
Richard J. Osikowicz	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Jason B. Powell	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Gregory P. Rego	Assistant Vice President	None
Kendra M. Richardson	Assistant Vice President	None
John D. Richter	Assistant Vice President	None
Stuart L. Ritter	Assistant Vice President	None
Val E. Seaberg	Assistant Vice President	None
George S. Shirk III	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
Mark F. Skirbe	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
Sandra L. Stinson	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Brian Sullam	Assistant Vice President	None
Ralph E. Vanlow	Assistant Vice President	None
Barbara L. Walsh	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Beverly Wisbar	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 20, 2007.

T. Rowe Price Fixed Income Series, Inc.

/s/Edward C. Bernard
By:Edward C. Bernard
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Chief Executive Officer)	April 20, 2007
/s/Joseph A. Carrier Joseph A. Carrier	Treasurer (Chief Financial Officer)	April 20, 2007
* Jeremiah E. Casey	Director	April 20, 2007
* Anthony W. Deering	Director	April 20, 2007
* Donald W. Dick, Jr.	Director	April 20, 2007
* David K. Fagin	Director	April 20, 2007
* Karen N. Horn	Director	April 20, 2007
/s/Mary J. Miller Mary J. Miller	Director	April 20, 2007
* Theo C. Rodgers	Director	April 20, 2007
* John G. Schreiber	Director	April 20, 2007
*/s/Henry H. Hopkins Henry H. Hopkins	Vice President and AttorneyInFact	April 20, 2007